The AAL
Small Cap Stock Fund

The AAL
Mid Cap Stock Fund

The AAL
International Fund

The AAL
Capital Growth Fund

The AAL
Equity Income Fund

The AAL
Balanced Fund

THE AAL
Mutual Funds
Semi-Annual Report October 30, 1998

The AAL
High Yield Bond Fund

The AAL
Municipal Bond Fund

The AAL
Bond Fund

The AAL
Money Market Fund

AAL
The AAL Mutual Funds

THE AAL
MUTUAL FUNDS

                                   ----------
                                    CAPITAL
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

                               Table of Contents

President's Letter...............................................    2

Portfolio Perspectives

     The AAL Small Cap Stock Fund.................................   4
     The AAL Mid Cap Stock Fund...................................   6
     The AAL International Fund...................................   8
     The AAL Capital Growth Fund..................................  10
     The AAL Equity Income Fund...................................  12
     The AAL Balanced Fund........................................  14
     The AAL High Yield Bond Fund.................................  16
     The AAL Municipal Bond Fund..................................  18
     The AAL Bond Fund............................................  20
     The AAL Money Market Fund....................................  22

Schedule of Investments

     The AAL Small Cap Stock Fund.................................  24
     The AAL Mid Cap Stock Fund...................................  29
     The AAL International Fund...................................  33
     The AAL Capital Growth Fund..................................  37
     The AAL Equity Income Fund...................................  41
     The AAL Balanced Fund........................................  45
     The AAL High Yield Bond Fund.................................  50
     The AAL Municipal Bond Fund..................................  55
     The AAL Bond Fund............................................  67
     The AAL Money Market Fund....................................  69

Statement of Assets and Liabilities...............................  72

Statement of Operations...........................................  74

Statement of Changes in Net Assets................................  76

Notes to Financial Statements.....................................  80

Financial Highlights

     The AAL Small Cap Stock Fund.................................  88
     The AAL Mid Cap Stock Fund...................................  90
     The AAL International Fund...................................  92
     The AAL Capital Growth Fund..................................  94
     The AAL Equity Income Fund...................................  96
     The AAL Balanced Fund........................................  98
     The AAL High Yield Bond Fund................................. 100
     The AAL Municipal Bond Fund.................................. 102
     The AAL Bond Fund............................................ 104
     The AAL Money Market Fund.................................... 106

Mutual Funds Semi-Annual Report                           October 30, 1998     1

[PHOTO APPEARS HERE]
RONALD G. ANDERSON
October 30, 1998

Dear AAL Mutual Funds Shareholder:

The Markets and Economy In Review

We saw the two sides of the financial markets over this past period. Specifically, since July 17th, we have seen stock market declines which have caused panic among some investors followed by a rebound in October. We hope that all of you, our shareholders, found yourselves in a better position to deal with all of the volatility because of our continued communications with you regarding the ups and downs of stock investing and the importance of maintaining a long-term approach to stock investing. No matter what your comfort level, I encourage you to contact your local AAL representative in order to review your investment portfolio so that it can continue to suit your personal needs, objectives and risk tolerance. That way, you will be better equipped to deal with future volatility, while focusing on your goals.

Despite market volatility, the economy has continued on with good performance. Americans have continued to enjoy low interests rates, low unemployment and low inflation. However, it is becoming more and more apparent that the United States is closely tied to the world economy, much of which is facing an economic slowdown. We cannot confine our analysis to within our borders. We must constantly monitor world events and be aware of their impacts on the U.S. economy and markets.

Fund Highlights

The six-month returns for all of the Funds display the volatile period we have just gone through. I encourage you to read on in the report to get a more detailed look at each Fund, including each portfolio manager's position related to performance. All of the matters recently presented to you for a vote passed by overwhelming margins and our new portfolio managers for The AAL International Fund discuss their outlook in this report.

I'm also excited to share that thanks to our continued growth in assets, on August 26, 1998, the Board of Trustees lowered the maximum advisory fees for The AAL Small Cap Stock, Mid Cap Stock, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds. It is always a pleasure to

2   The AAL Mutual Funds Semi-Annual Report
inform you of our cost saving efforts which, in this case, should save shareholders about $1 million per year.

Thank you for your continued support of The AAL Mutual Funds. Whenever we can be of service, please contact your local AAL representative or call 800-553-6319 to speak to a mutual fund service center representative or to access Capital Connection.(R)

Very truly yours,

/s/ Ronald G. Anderson

Ronald G. Anderson
PRESIDENT
THE AAL MUTUAL FUNDS

   One often overlooked factor affecting investment returns is a fund's expenses. The following chart shows the reduction in unreimbursed annualized expenses for the original three AAL Mutual Funds. From their inception in 1987, these Funds have grown to almost $4 billion. They currently make up over 75% of the total assets of The AAL Mutual Funds. As the assets have grown, expenses have seen a corresponding reduction. Expenses may increase or decrease in the future.

                             [GRAPH APPEARS HERE]

                                                              October 30, 1998 3


           Label               A               B                  C
Label                   Capital Growth     Bond Fund        Municipal Bond
  1       4/30/88            1.91%           1.83%              2.28%
  2       4/30/89            1.77%           1.37%              1.46%
  3       4/30/90            1.49%           1.22%              1.14%
  4       4/30/91            1.41%           1.17%              1.10%
  5       4/30/92            1.28%           1.08%              1.04%
  6       4/30/93            1.20%           1.03%              1.00%
  7       4/30/94            1.18%           1.02%              0.99%
  8       4/30/95            1.17%           1.03%              0.98%
  9       4/30/96            1.12%           1.01%              0.95%
 10       4/30/97            1.06%           0.98%              0.89%
 11       4/30/98            0.98%           0.95%              0.85%
 12      10/30/98            0.97%           0.92%              0.82%

ANNUALIZED EXPENSES  as a percentage of net assets

[PHOTO OF APPEARS HERE]
 KEVIN A. SCHMITTING

The AAL Small Cap Stock Fund

The performance of small-cap stocks has lagged that of large-cap stocks for some time and, has actually been negative. Why are these small companies out of favor?

I think there are a number of factors why small-cap stocks have been out of favor for the past several years. One of the primary reasons is the less liquid nature of smaller stocks, which means that these stocks are more difficult to trade. During the past several years the investment industry has seen tremendous inflows of cash from investors. That tremendous inflow has made it more difficult for portfolio managers to invest meaningful amounts of cash into poorer trading stocks. For example, it is much easier to invest $10 million into the stock of Microsoft, which trades very well, than it is to invest that amount in a very small company, which may only trade $300,000 worth of stock a day. The stock market has also taken a shorter-term investment focus in recent years which has placed an emphasis on selling stocks as soon as any bad news appears. So, portfolio managers have been looking for stocks that they can get larger amounts of money into and also get larger amounts of money out of, if they need to sell quickly. This type of investing scenario is not conducive to smaller companies which do not trade large dollar amounts. A number of other factors also played a role in the underperformance of smaller-cap stocks, including the strong domestic and international economies. For the most part, smaller companies grow their earnings at a faster rate than larger companies. But in strong economic periods, even large companies are showing good earnings growth, which lessens the attractiveness of smaller companies which may be growing faster but also may carry more risk. These factors, and a number of other smaller negatives, have contributed to this period of small-cap stock underperformance.

What kind of environment will it take for small company stocks to rally?

The type of environment that it will take for smaller stocks to rally may actually be unfolding. In a slower economic and lower inflationary environment, it becomes more difficult for slower-growing companies to raise the prices of their products. If

                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($10,950)

Value of Shares Initially Purchased ($10,163)

Initial Net Asset Value ($9,600)


The AAL Small Cap Stock Fund Class A

Mountain Chart

               Value Original   Value Div/Cap     Total
Date           Shares           Reinvest          Value
----------------------------------------------------------------

07/01/96      9,596.929                -          9,596.93
07/31/96      9,165.067                -          9,165.07
08/30/96     10,316.699                -         10,316.70
09/30/96     10,786.948                -         10,786.95
10/31/96     10,441.459            (0.00)        10,441.46
11/29/96     10,681.382            (0.00)        10,681.38
12/30/96     10,614.203           256.27         10,870.47
12/31/96     10,748.560           259.51         11,008.07
01/31/97     10,786.948           260.44         11,047.38
02/28/97     10,316.699           249.08         10,565.78
03/31/97      9,654.511           233.10          9,887.61
04/30/97      9,443.378           228.00          9,671.38
05/30/97     10,882.917           262.75         11,145.67
06/30/97     11,631.478           280.83         11,912.30
07/31/97     12,159.309           293.57         12,452.88
08/29/97     12,533.589           302.61         12,836.20
09/30/97     13,464.491           325.08         13,789.57
10/31/97     12,917.466           311.88         13,229.34
11/28/97     12,792.706           308.86         13,101.57
12/15/97     11,525.912           892.88         12,418.79
12/31/97     11,938.580           924.85         12,863.43
01/30/98     11,737.044           909.24         12,646.28
02/27/98     12,715.931           985.07         13,701.00
03/31/98     13,128.599         1,017.04         14,145.63
04/30/98     13,282.150         1,028.93         14,311.08
05/29/98     12,264.875           950.12         13,215.00
06/30/98     12,284.069           951.61         13,235.68
07/31/98     11,583.493           897.34         12,480.83
08/31/98      8,953.935           693.64          9,647.57
09/30/98      9,664.107           748.65         10,412.76
10/30/98     10,163.148           787.31         10,950.46


                         Average Annual Total Returns*

                                October 30, 1998

                                                                     Year-                  From     Inception
                                                                  to-Date***    1-Year   Inception     Date
                                                                  ----------------------------------------------
Class A (without sales charge)..................................   (14.87)%     (17.23)%    5.82%       7/1/96
Class A** (with sales charge)...................................   (18.29)%     (20.53)%    3.97%       7/1/96
----------------------------------------------------------------------------------------------------------------
Class B (without CDSC)..........................................   (15.59)%     (18.05)%   (1.02)%      1/8/97
Class B** (with CDSC)...........................................   (19.81)%     (21.33)%   (3.23)%      1/8/97
----------------------------------------------------------------------------------------------------------------
Institutional****...............................................   (14.54)%        N/A    (17.14)%   12/29/97
----------------------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A** (with sales charge) ..................................   (22.30)%     (27.49)%    1.81%
Class B** (with CDSC)...........................................   (23.65)%     (28.15)%   (6.09)%
Institutional**** ..............................................   (18.71)%        N/A    (24.04)%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

*** Periods less than one year are not annualized.
****Institutional shares have no sales charges.

4   The AAL Mutual Funds Semi-Annual Report
companies cannot raise prices and they cannot sell more of their products, their earnings will obviously slow down. For faster-growing companies, which can continue to sell more of their products even in an economic slowdown, this can be a time period of financial outperformance. While I don't think that the domestic economy is going into a recession, I do think that we may be entering a domestic economic slowdown and we have certainly seen a slowdown in international economies. This type of environment could be difficult for larger companies. While smaller companies may also struggle in an economic slowdown, I think that their financial performance could be better than larger companies. If this scenario unfolds, I think that we will see a rally in small company stocks.

The Fund's upper limits defining "small cap" was increased to $1.5 billion. Will this affect your investment style at all?

It will not change our investment style. It only adds to the flexibility of our investment universe. The change allows us to consider a wider range of small-cap stocks.

Can you tell us about some stocks in the portfolio that best represent what happened in the small-cap market over the last six months?

The Fund owns a company called DM Management, which is a catalog-based retailer. The price movement of its stock is probably representative of the small-cap market during the past six months. The operating fundamentals of the company have been quite good during the year, as have most small companies. The stock had been appreciating nicely during the first half of the year, rising from $10 to almost $27 per share in mid-July. The stock declined with the rest of the market during July and August but when the extreme concerns took over in September, the stock was severely punished. In early October the stock traded at $6. There were not any fundamental changes at the company, in management, nor in guidance for the future, only investors' fears of a recession that might slow DM's sales. The company did report a good third quarter in October and the stock has rebounded to $12. While this example is fairly extreme in its volatility, there have been many other examples with similar patterns and stories.

/s/ Kevin A. Schmitting

Kevin A. Schmitting
Portfolio Manager


Fund Allocations


                           [PIE CHART APPEARS HERE]

                                                           % of Net Assets
                                                     10/30/98         4/30/98
                                                     --------         -------
 .    Technology ................................        19%              16%
 .    Consumer Cyclicals ........................        17%              17%
 .    Financials ................................        16%              13%
 .    Capital Goods .............................        12%              15%
 .    Health Care ...............................        11%              10%
 .    Energy ....................................         6%               6%
 .    Cash & Cash Equivalents ...................         5%               4%
 .    Consumer Staples ..........................         4%              10%
 .    Transportation ............................         4%               3%
 .    Utilities .................................         4%               2%
 .    Other .....................................         2%               4%
                                                 ---------------------------
                                                 Total 100%             100%

                              5 Largest Holdings

                                                       %of Net Assets
Security                                         10/30/98          4/30/98
--------                                         --------          -------
ITI Technologies, Inc..........................    2.09%            1.18%

Lamar Advertising Company......................    1.95%            0.76%

Synopsys, Inc..................................    1.89%            1.11%

CMAC Investment Corporation....................    1.76%            0.72%


AmeriSource Health Corporation.................    1.55%            0.89%

                                                             October 30, 1998  5

[PHOTO OF MICHAEL R. HOCHHOLZER APPEARS HERE]

The AAL Mid Cap Stock Fund

During the last few years, large company stocks have greatly out-performed small company stocks. Do mid-sized company stocks perform somewhere between, or are there special factors that may affect these companies?

Mid-cap stocks typically do perform somewhere between large caps and small caps. However, in the recent downturn in the market, mid caps performed much closer to the small-cap end of the spectrum (i.e., mid caps declined substantially while large caps declined modestly). This came about because the very biggest of the large-cap stocks were perceived as being "safe" investments, even in a declining market. This flight to perceived quality caused a set of 10 to 15 of the largest stocks to at least hold their value, if not actually increase, while almost everything else declined. Since this relatively small group of stocks is owned by almost all large-cap funds and has a heavy weighting in the large-cap benchmarks, the results in the large-cap universe were much better than any other part of the market during this market cycle.

History has shown that over longer periods of time these sort of effects tend to even out into a much smoother continuum between small, medium and large companies. The step function that we have seen in the market during the past year is the exception, not the norm.

What kind of an environment will it take for mid-sized company stocks to rally?

A more certain economic environment will be the key to a rally in mid-cap stocks. The substantial decline we suffered during the past year was primarily the result of concerns of economic difficulties around the world spreading to include the United States and Western Europe and causing a global recession. Once those fears abate, mid-cap stocks are poised for a meaningful rally as they have reached record low valuations.

Many of the pieces are in place for such better economic circumstances. Inflation remains low and declining, the federal government is as fiscally sound as it has been in decades, and economic activity in the United States remains solid. Only time will tell if fears of a domestic recession


                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($16,270)

Value of Shares Initially Purchased ($12,293)

Initial Net Asset Value ($9,600)


The AAL Mid Cap Stock Fund Class A

Mountain Chart

            Value Original    Value Div/Cap   Total
Date        Shares            Reinvest        Value
--------------------------------------------------

06/30/93     9,596.929               -      9,596.93
07/30/93     9,491.363               -      9,491.36
08/31/93     9,971.209               -      9,971.21
09/30/93    10,393.474               -     10,393.47
10/29/93    10,268.714               -     10,268.71
11/30/93     9,942.418               -      9,942.42
12/31/93    10,422.265               -     10,422.26
01/31/94    10,758.157               -     10,758.16
02/28/94    10,786.948               -     10,786.95
03/31/94    10,019.194               -     10,019.19
04/29/94     9,961.612               -      9,961.61
05/31/94     9,404.990               -      9,404.99
06/30/94     8,598.848               -      8,598.85
07/29/94     8,637.236               -      8,637.24
08/31/94     9,443.378               -      9,443.38
09/30/94     9,510.557               -      9,510.56
10/31/94     9,932.821               -      9,932.82
11/30/94     9,577.735               -      9,577.74
12/30/94     9,923.225               -      9,923.22
01/31/95     9,520.154               -      9,520.15
02/28/95    10,009.597               -     10,009.60
03/31/95    10,508.637               -     10,508.64
04/28/95    10,479.846               -     10,479.85
05/31/95    10,614.203               -     10,614.20
06/30/95    11,631.478               -     11,631.48
07/31/95    12,811.900               -     12,811.90
08/31/95    12,735.125               -     12,735.12
09/29/95    13,522.073               -     13,522.07
10/31/95    13,742.802               -     13,742.80
11/30/95    14,309.021               -     14,309.02
12/29/95    14,337.812               -     14,337.81
01/31/96    14,299.424               -     14,299.42
02/29/96    14,980.806               -     14,980.81
03/29/96    15,095.969               -     15,095.97
04/30/96    16,410.749               -     16,410.75
05/31/96    17,024.952               -     17,024.95
06/28/96    15,950.096               -     15,950.10
07/31/96    14,059.501               -     14,059.50
08/30/96    15,028.791               -     15,028.79
09/30/96    15,825.336               -     15,825.34
10/31/96    15,009.597               -     15,009.60
11/29/96    15,796.545               -     15,796.55
12/30/96    12,965.451          428.74     13,394.19
12/30/96    12,965.451        2,545.97     15,511.42
12/31/96    13,032.630        2,559.16     15,591.79
01/31/97    13,502.879        2,651.50     16,154.38
02/28/97    13,042.226        2,561.04     15,603.27
03/31/97    12,082.534        2,372.59     14,455.12
04/30/97    12,197.697        2,395.21     14,592.90
05/30/97    13,502.879        2,651.50     16,154.38
06/30/97    14,078.695        2,764.57     16,843.26
07/31/97    14,990.403        2,943.60     17,934.00
08/29/97    15,019.194        2,949.25     17,968.44
09/30/97    16,122.841        3,165.97     19,288.81
10/31/97    15,345.489        3,013.32     18,358.81
11/28/97    15,268.714        2,998.25     18,266.96
12/15/97    13,426.104        3,722.47     17,148.57
12/15/97    13,426.104        4,342.58     17,768.68
12/31/97    13,905.950        4,497.78     18,403.73
01/30/98    13,579.655        4,392.24     17,971.90
02/27/98    14,568.138        4,711.96     19,280.10
03/31/98    15,172.745        4,907.52     20,080.26
04/30/98    15,297.505        4,947.87     20,245.37
05/29/98    14,395.393        4,656.09     19,051.48
06/30/98    14,673.704        4,746.11     19,419.81
07/31/98    13,761.996        4,451.22     18,213.22
08/31/98    10,719.770        3,467.23     14,187.00
09/30/98    11,554.702        3,737.29     15,291.99
10/30/98    12,293.666        3,976.30     16,269.97



                         Average Annual Total Returns*

                                October 30, 1998

                                          Year-to-                         From     Inception
                                           Date***    1-Year   5-Year   Inception     Date
Class A (without sales
charge)..................................  (11.59)%  (11/38)%    9.74%      10.40%   6/30/93
Class A** (with sales
charge)..................................  (15.11)%  (14.94)%    8.84%       9.55%   6/30/93
---------------------------------------------------------------------------------------------
Class B (without
CDSC)....................................  (12.48)%  (12.35)%     N/A        1.04%    1/8/97
Class B** (with CDSC)....................  (16.86)%  (15.65)%     N/A       (1.17)%   1/8/97
---------------------------------------------------------------------------------------------
Institutional****........................  (10.69)%    N/A        N/A      (12.66)% 12/29/97
---------------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A** (with sales
charge)..................................  (20.21)%  (23.89)%    7.30%       8.42%
Class B** (with CDSC)....................  (21.73)%  (24.67)%     N/A       (4.67)%
Institutional****........................  (16.04)%    N/A        N/A      (20.71)%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

*** Periods less than one year are not annualized.
****Institutional shares have no sales charges.

6 The AAL Mutual Funds Semi-Annual Report were well founded. But, since mid-cap stocks already reflect much of the downside of that scenario, whether a recession occurs or not is relevant only to the timing of a recovery in mid-cap stocks. If the economy enters a recession, the valuations of mid-cap stocks are already prepared for it and will simply remain low until the economy bottoms and begins to recover. If the economy does not fall into recession, mid-cap stocks have significant upside that could be realized very quickly as fears of a recession fade.

The upper limit for the Fund's definition of "mid cap" was increased to $6 billion. Will this affect your investment style at all?

The change to the market cap parameters of the Fund which was approved by shareholders recently will not change the investment style. What it will change is the pool of companies from which we select the portfolio by applying those investment criteria. Our initial screen of companies within the definined market cap range results in over 1,500 candidates from which we can select a diversified portfolio of quality growth companies.

This increase in the size of companies for inclusion in this Fund is really a response to the market's changing definition of mid cap. Since the overall market has increased substantially since the inception of the Fund over 5 years ago, it only stands to reason that the definition of mid cap would need to increase as well.

What sectors and stocks that the Fund owned bucked the generally negative trend for mid-sized companies?

The two classic defensive sectors of electric utilities and telephone utilities were the best contributors to performance during the past six months. However, the market decline was so strong and broadbased that the electrics "contributed" by going down less than others, leaving the telephones as the lone positive sector for the period.

A few individual names were also able to fight the trend as well. Comcast, a cable TV provider, and Concord EFS, a credit card transaction processor, were able to eke out small positive returns during the decline. Again, both of these would fit the theme of domestic, defensive stocks.

/s/ Michael R. Hochholzer

Michael R. Hochholzer
PORTFOLIO MANAGER

                               Fund Allocations

                           [PIE CHART APPEARS HERE]


                                                  % of Net Assets
                                              10/30/98        4/30/98
                                              --------        -------
 .    Consumer Cyclicals                          16%            17%
 .    Financials                                  14%            14%
 .    Technology                                  14%            12%
 .    Health Care                                 11%             7%
 .    Utilities                                   10%             9%
 .    Capital Goods                                7%            10%
 .    Consumer Staples                             7%            10%
 .    Energy                                       6%             9%
 .    Cash & Cash Equivalents                      5%             2%
 .    Basic Materials                              4%             5%
 .    Transportation                               4%             3%
 .    Other                                        2%             2%
                                          -------------------------
                                          Total 100%           100%


                              5 Largest Holdings

                                                             % of Net Assets
Security                                                   10/30/98   4/30/98
--------                                                   --------   -------
America Online, Inc.......................................   2.97%     0.83%

Concord EFS, Inc..........................................   2.10%     1.08%

Rite Aid Corporation......................................   2.04%     1.57%

ABR Information Services, Inc.............................   1.87%     0.86%

Sunrise Assisted Living, Inc..............................   1.64%     0.33%

                                                             October 30, 1998  7

[PHOTO APPEARS HERE]
KATHLEEN M. HARRIS

[PHOTO APPEARS HERE]
L. SEAN ROCHE

The AAL International Fund

Tell us something about Oechsle's management philosophy or style that is not reflected in the prospectus?

At Oechsle we believe that international markets are still quite inefficient, and the best way to take advantage of these inefficiencies is through rigorous fundamental research. Our style has a growth bias; and we look to add value equally from country allocation and stock selection decisions. While we do engage in currency hedging, this activity is conducted only to protect principal, not to add value. We execute currency hedging solely through foreign exchange forward contracts.

Through AAL Capital Management Corporation as the Adviser, you have restructured the Fund's portfolio. What significant changes have you made?

We have significantly altered the look of the portfolio by reducing exposure to the small-capitalization holdings and re-structuring the portfolio to a mid-large capitalization bias. We have also divested of the fixed income instruments and invested the proceeds in the equity markets. We believe uncertainty in the markets will continue, due to Asia and Brazil, slowing earnings in the United States. Therefore, we have positioned the portfolio in more defensive and liquid sectors of the markets (e.g., pharmaceuticals, telecommunications, consumer goods and publishing).


                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($11,172)

Value of Shares Initially Purchased ($9,827)

Initial Net Asset Value ($9,600)


The AAL International Fund Class A

Mountain Chart
               Value Original          Value Div/Cap   Total
Date           Shares                  Reinvest        Value
-----------------------------------------------------------------------

08/01/95         9,596.929                   -        9,596.93
08/31/95         9,616.123                   -        9,616.12
09/29/95         9,577.735                   -        9,577.74
10/31/95         9,558.541               (0.00)       9,558.54
11/30/95         9,558.541               (0.00)       9,558.54
12/28/95         9,683.301               23.35        9,706.65
12/29/95         9,712.092               23.42        9,735.51
01/31/96        10,124.760               24.41       10,149.17
02/29/96        10,086.372               24.32       10,110.69
03/29/96        10,239.923               24.69       10,264.61
04/30/96        10,633.397               25.64       10,659.04
05/31/96        10,575.816               25.50       10,601.32
06/28/96        10,623.800               25.62       10,649.42
07/31/96        10,268.714               24.76       10,293.47
08/30/96        10,297.505               24.83       10,322.33
09/30/96        10,489.443               25.29       10,514.73
10/31/96        10,585.413               25.52       10,610.94
11/29/96        10,959.693               26.42       10,986.12
12/30/96        10,479.846              404.15       10,883.99
12/31/96        10,518.234              405.63       10,923.86
01/31/97        10,710.173              413.03       11,123.20
02/28/97        10,950.096              422.28       11,372.38
03/31/97        10,930.902              421.54       11,352.44
04/30/97        10,911.708              420.80       11,332.51
05/30/97        11,410.749              440.04       11,850.79
06/30/97        11,756.238              453.37       12,209.61
07/31/97        11,833.013              456.33       12,289.34
08/29/97        11,449.136              441.52       11,890.66
09/30/97        11,612.284              447.82       12,060.10
10/31/97        10,950.096              422.28       11,372.38
11/28/97        10,767.754              415.25       11,183.00
12/15/97         9,990.403              960.38       10,950.78
12/30/97         9,692.898            1,326.26       11,019.16
12/31/97         9,702.495            1,327.57       11,030.07
01/30/98         9,961.612            1,363.03       11,324.64
02/27/98        10,316.699            1,411.61       11,728.31
03/31/98        10,633.397            1,454.95       12,088.34
04/30/98        10,700.576            1,464.14       12,164.71
05/29/98        10,806.142            1,478.58       12,284.73
06/30/98        10,671.785            1,460.20       12,131.98
07/31/98        10,566.219            1,445.76       12,011.97
08/31/98         9,654.511            1,321.01       10,975.52
09/30/98         9,337.812            1,277.67       10,615.49
10/30/98         9,827.255            1,344.64       11,171.90


                         Average Annual Total Returns*

                            October 30, 1998

                                          Year-                From     Inception
                                         to-Date***   1-Year  Inception   Date
                                         -----------------------------------------
Class A (without sales charge)........   1.29%        (1.76)%   4.79%    8/1/95
Class A** (with sales charge).........  (2.75)%       (5.73)%   3.47%    8/1/95
----------------------------------------------------------------------------------
Class B (without CDSC)................   0.40%        (2.75)%   0.19%    1/8/97
Class B** (with CDSC).................  (4.60)%       (6.64)%  (2.04)%   1/8/97
----------------------------------------------------------------------------------
Institutional**** ....................   1.78%          N/A     2.13%  12/29/97
----------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A** (with sales charge).........  (7.60)%      (15.47)%   1.90%
Class B** (with CDSC).................  (9.34)%      (16.43)%  (4.98)%
Institutional****.....................  (3.36)%         N/A    (4.44)%

   * Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

  ** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year for the first five years and then converting to Class A shares after the fifth year.

 *** Periods less than one year are not annualized.
**** Institutional shares have no sales charges.

8  The AAL Mutual Funds Semi-Annual Report

      International investing involves additional risks including currency fluctuations, economic and political instability, and accounting standards.

                     Distribution of Common Stock Holdings

                              [MAP APPEARS HERE]


How will your management style and investment strategies differ from the previous sub-adviser?

Our style is earnings-driven, focusing on unanticipated earnings growth potential. Our capitalization bias is mid-large, very different from SoGen's small-cap bias. We are typically fully invested in equities, unlike SoGen, who used cash and fixed income for defensive purposes. We incorporate emerging markets opportunities at the stock level (i.e., we include emerging markets companies that measure up on a risk-adjusted basis to companies in the established markets).

What impact will the "Euro" have on corporate returns for European companies?

Globalization, a common currency, the integration of Eastern Europe, among many factors, are influencing the direction of European companies. We expect these factors to drive corporate returns over the longer term as companies are forced to compete with low-cost producers worldwide. The euro is one factor that European companies see as driving costs lower and complementing efforts to improve competition and trade, especially within Europe.


/s/ Kathleen m. Harris
Kathleen M. Harris
PORTFOLIO MANAGER


/s/ L. Sean Roche
L. Sean Roche
PORTFOLIO MANAGER



Fund Allocations

                        % of Net Assets
                      10/30/98   4/30/98
                      --------   -------
Common Stocks......       89%       71%
Bonds..............        1%        9%
Commercial Paper...       10%       20%
                 -----------------------
                 Total   100%      100%

5 Largest Holdings

                                          % of Net Assets
Security                  Country            10/30/98
--------                  -------         ----------------
NTT Mobile
Communications Inc.       Japan...............  3.65%

Glaxo
Wellcome plc              United Kingdom......  3.61%

British
Aerospace                 United Kingdom......  3.33%

Telecom Italia SpA        Italy...............  3.14%

Suez Lyonnaise
des Eauz                  France..............  3.06%

                                                       October 30, 1998       9

THE AAL MUTUAL FUNDS SEMI-ANNUAL REPORT

[PHOTO OF FREDERICK L. PLAUTZ APPEARS HERE]

The AAL Capital Growth Fund

During the past six months the market for large cap stocks has been very volatile. What happened?

In July the market began a correction caused by concerns of economic recession and declining corporate earnings. The concern of economic recession increased due to fears that the economic problems of Japan and Southeast Asia would spread to the United States. This occurred at the same time that corporate profits were declining slightly versus last year. As a result, the market had its first significant correction since 1990.

Did all this market volatility present any opportunities; in other words, were there wins for market timers?

While I'm sure the press will anoint some winners, as it always does, the nature and timing of market volatility leads me to believe there were more losers than winners.

Here's why. The recent 20% correction was the first of its magnitude in years and, from the standpoint of large cap stocks, did not last very long. As I noted in the first question, the volatility was caused by concerns about recession and declining earnings. In addition, people assumed that because Russian and some Asian markets imploded, the U.S. markets just had to go down. For the market this perception became reality. However, when the fundamentals did not follow, e.g., we have a low budget surplus, and low inflation and unemployment, the large cap market came back rather quickly. This rebound was enhanced by Alan Greenspan who was willing to take the actions



                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($39,977)

Value of Shares Initially Purchased ($28,253)

Initial Net Asset Value ($9,600)


The AAL Capital Growth Fund Class A

Mountain Chart

          Value Original      Value Div/Cap     Total
Date      Shares              Reinvest          Value
----------------------------------------------------

07/16/87    9,596.929                 -        9,596.93
07/31/87    9,760.077                 -        9,760.08
08/31/87   10,086.372             (0.00)      10,086.37
09/30/87    9,731.286             (0.00)       9,731.29
10/31/87    7,859.885             (0.00)       7,859.88
11/30/87    7,264.875                 -        7,264.88
12/17/87    7,581.574             41.27        7,622.84
12/31/87    7,763.916             42.26        7,806.17
01/29/88    8,090.211             44.04        8,134.25
02/29/88    8,320.537             45.29        8,365.83
03/31/88    7,965.451             43.36        8,008.81
04/30/88    8,023.033             43.67        8,066.70
05/31/88    8,128.599             44.24        8,172.84
06/30/88    8,445.298             45.97        8,491.27
07/03/88    8,310.940            132.08        8,443.02
07/29/88    8,291.747            131.77        8,423.52
08/31/88    8,147.793            129.49        8,277.28
09/30/88    8,464.491            134.52        8,599.01
10/31/88    8,570.058            136.20        8,706.25
11/30/88    8,464.491            134.52        8,599.01
12/16/88    8,483.685            245.97        8,729.65
12/30/88    8,531.670            247.36        8,779.03
01/31/89    9,059.501            262.66        9,322.16
02/28/89    8,829.175            255.99        9,085.16
03/31/89    9,069.098            262.94        9,332.04
04/30/89    9,443.378            273.79        9,717.17
05/31/89    9,865.643            286.04       10,151.68
06/30/89    9,788.868            283.81       10,072.68
07/01/89    9,702.495            387.96       10,090.45
07/31/89   10,537.428            421.34       10,958.77
08/31/89   10,614.203            424.41       11,038.62
09/30/89   10,479.846            419.04       10,898.89
10/31/89   10,412.668            416.35       10,829.02
11/30/89   10,604.607            424.03       11,028.63
12/06/89   10,537.428            555.08       11,092.51
12/31/89   10,806.142            569.24       11,375.38
01/31/90   10,211.132            537.89       10,749.03
02/28/90   10,220.729            538.40       10,759.13
03/30/90   10,412.668            548.51       10,961.18
04/30/90   10,287.908            541.94       10,829.85
05/31/90   11,209.213            590.47       11,799.68
06/29/90   11,190.019            589.46       11,779.48
07/02/90   11,065.259            737.46       11,802.71
07/31/90   11,084.453            738.73       11,823.19
08/31/90   10,105.566            673.50       10,779.06
09/28/90    9,731.286            648.55       10,379.84
10/31/90    9,817.658            654.31       10,471.97
11/30/90   10,460.653            697.16       11,157.81
12/27/90   10,556.622            850.96       11,407.58
12/31/90   10,614.203            855.60       11,469.81
01/31/91   10,844.530            874.17       11,718.70
02/28/91   11,516.315            928.32       12,444.64
03/29/91   11,900.192            959.27       12,859.46
04/30/91   11,919.386            960.81       12,880.20
05/31/91   12,408.829          1,000.27       13,409.10
06/28/91   11,986.564            966.23       12,952.79
07/02/91   12,034.549          1,129.80       13,164.35
07/31/91   12,284.069          1,153.23       13,437.30
08/30/91   12,543.186          1,177.55       13,720.74
09/30/91   12,447.217          1,168.55       13,615.76
10/31/91   12,648.752          1,187.47       13,836.22
11/30/91   12,236.084          1,148.72       13,384.81
12/27/91   13,186.180          1,385.94       14,572.12
12/31/91   13,512.476          1,420.23       14,932.71
01/31/92   13,186.180          1,385.94       14,572.12
02/28/92   13,243.762          1,391.99       14,635.75
03/31/92   13,042.226          1,370.81       14,413.04
04/30/92   13,493.282          1,418.22       14,911.50
05/29/92   13,579.655          1,427.30       15,006.95
06/30/92   13,387.716          1,407.12       14,794.84
07/06/92   13,378.119          1,543.99       14,922.11
07/31/92   13,742.802          1,586.07       15,328.88
08/31/92   13,579.655          1,567.25       15,146.90
09/30/92   13,685.221          1,579.43       15,264.65
10/30/92   13,848.369          1,598.26       15,446.63
11/30/92   14,145.873          1,632.59       15,778.47
12/31/92   14,011.516          1,773.37       15,784.89
12/31/92   14,011.516          1,773.37       15,784.89
01/29/93   13,771.593          1,743.01       15,514.60
02/26/93   14,155.470          1,791.59       15,947.06
03/31/93   14,318.618          1,812.24       16,130.86
04/30/93   14,232.246          1,801.31       16,033.56
05/31/93   14,452.975          1,829.25       16,282.22
06/30/93   14,404.990          1,823.17       16,228.16
07/01/93   14,222.649          1,953.62       16,176.27
07/30/93   14,145.873          1,943.07       16,088.95
08/31/93   14,548.944          1,998.44       16,547.38
09/30/93   14,385.797          1,976.03       16,361.83
10/29/93   14,740.883          2,024.80       16,765.69
11/30/93   14,606.526          2,006.35       16,612.87
12/31/93   14,520.154          2,151.66       16,671.82
12/31/93   14,520.154          2,220.73       16,740.88
01/31/94   14,625.720          2,236.87       16,862.59
02/28/94   14,251.440          2,179.63       16,431.07
03/31/94   13,714.012          2,097.43       15,811.45
04/29/94   13,905.950          2,126.79       16,032.74
05/31/94   13,925.144          2,129.72       16,054.87
06/30/94   13,464.491          2,239.63       15,704.12
07/29/94   13,790.787          2,293.90       16,084.69
08/31/94   14,184.261          2,359.35       16,543.61
09/30/94   13,992.322          2,327.42       16,319.75
10/31/94   14,337.812          2,384.89       16,722.70
11/30/94   13,905.950          2,313.06       16,219.01
12/30/94   13,445.298          2,914.08       16,359.37
12/30/94   13,445.298          3,065.18       16,510.48
01/31/95   13,781.190          3,141.76       16,922.95
02/28/95   14,232.246          3,244.59       17,476.83
03/31/95   14,481.766          3,301.47       17,783.24
04/28/95   14,932.821          3,404.30       18,337.12
05/31/95   15,451.056          3,522.45       18,973.50
06/30/95   15,537.428          3,680.02       19,217.45
07/31/95   16,065.259          3,805.03       19,870.29
08/31/95   15,998.081          3,789.12       19,787.20
09/29/95   16,756.238          3,968.69       20,724.93
10/31/95   16,669.866          3,948.23       20,618.10
11/30/95   17,293.666          4,095.98       21,389.65
12/28/95   16,871.401          4,114.67       20,986.07
12/28/95   16,871.401          4,268.25       21,139.65
12/28/95   16,871.401          4,719.96       21,591.36
12/29/95   16,900.192          4,728.02       21,628.21
01/31/96   17,600.768          4,924.01       22,524.78
02/29/96   17,629.559          4,932.07       22,561.62
03/29/96   17,600.768          4,924.01       22,524.78
04/30/96   18,032.630          5,044.83       23,077.46
05/31/96   18,426.104          5,154.91       23,581.01
06/28/96   18,330.134          5,232.45       23,562.59
07/31/96   17,504.798          4,996.86       22,501.66
08/30/96   17,869.482          5,100.96       22,970.44
09/30/96   19,145.873          5,465.31       24,611.19
10/31/96   19,376.200          5,531.06       24,907.26
11/29/96   20,911.708          5,969.38       26,881.09
12/30/96   19,856.046          5,748.22       25,604.27
12/30/96   19,856.046          6,916.62       26,772.67
12/31/96   19,577.735          6,819.67       26,397.41
01/31/97   20,844.530          7,260.95       28,105.48
02/28/97   20,633.397          7,187.40       27,820.80
03/31/97   19,644.914          6,843.07       26,487.99
04/30/97   20,633.397          7,187.40       27,820.80
05/30/97   22,015.355          7,668.79       29,684.14
06/30/97   22,955.854          8,070.16       31,026.01
07/31/97   24,616.123          8,653.83       33,269.95
08/29/97   23,406.910          8,228.73       31,635.64
09/30/97   24,424.184          8,586.35       33,010.54
10/31/97   24,155.470          8,491.88       32,647.35
11/28/97   25,259.117          8,879.87       34,138.99
12/15/97   24,577.735         10,117.37       34,695.11
12/30/97   24,952.015         10,306.67       35,258.68
12/31/97   24,952.015         10,306.67       35,258.68
01/30/98   25,019.194         10,334.41       35,353.61
02/27/98   26,996.161         11,151.02       38,147.18
03/31/98   28,119.002         11,614.82       39,733.82
04/30/98   28,445.298         11,749.60       40,194.90
05/29/98   27,610.365         11,404.72       39,015.09
06/30/98   29,318.618         12,165.93       41,484.55
07/31/98   28,934.741         12,006.64       40,941.38
08/31/98   24,539.347         10,182.75       34,722.09
09/30/98   26,199.616         10,871.68       37,071.30
10/30/98   28,253.359         11,723.90       39,977.26



                         Average Annual Total Returns*

                               October 30, 1998

                                            Year-                                    From     Inception
                                          to-Date***   1-Year   5-Year   10-Year   Inception     Date
Class A
(without sales charge)..................       13.38%   22.45%   18.98%    16.47%      13.46%    7/16/87
Class A**
(with sales charge).....................        8.86%   17.55%   18.01%    15.99%      13.05%    7/16/87
Class B
(without CDSC)..........................       12.42%   21.20%     N/A       N/A       23.80%     1/8/97
Class B**
(with CDSC).............................        7.42%   17.20%     N/A       N/A       21.93%     1/8/97
Institutional****.......................       13.69%     N/A      N/A       N/A       16.33%   12/29/97
SEC Standardized Returns as of 9/30/98
Class A**
(with sales charge).....................        0.95%    7.81%   16.82%    15.26%      12.39%
Class B**
(with CDSC).............................       (0.67)%   7.15%     N/A       N/A       17.72%
Institutional****.......................        5.36%     N/A      N/A       N/A        6.90%

   * Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

  ** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% of each year during first five years and then converting to Class A shares after the fifth year.

 *** Periods less than one year are not annualized.

**** Institutional shares have no sales charges.

10   The AAL Mutual Funds Semi-Annual Report
necessary to fight a future recession. Anyone who successfully market timed had a relatively short time period in which to profit. For those who tried and failed, there may even be capital gains taxes due, given the tremendous market appreciation over the past several years.

Internet stocks have been receiving a lot of notice in the press. How, if at all, does the Fund invest in internet-related stocks?

The Fund plays the internet mainly through cable stocks. Most of the other internet stocks have small market capitalizations or they have small revenues. Neither is appropriate for a large capitalization fund. The cable stocks should get a great deal of leverage from the internet due to the high bandwidth and low prices that they offer. As they offer internet services more widely and cable modems become available in stores next year, the cable companies should benefit.

How do you take all the year 2000 issues into account when you select stocks?

The year 2000 problem is the most widely anticipated problem of all time. The conversion to the Euro has been anticipated for almost as long. Anything that has been anticipated for that long is priced in the market, so it really doesn't have much of an effect. The price of a company's stock already reflects these risks.


/s/ Frederick L. Plautz
Frederick L. Plautz
Portfolio Manager

                               Fund Allocations


                           [PIE CHART APPEARS HERE]



                                  % of Net Assets
                                  10/30/98   4/30/98
                                --------------------
Consumer Staples.............     24%          22%
Financials....................    18%          19%
Technology....................    14%          15%
Health Care...................    13%          11%
Capital Goods.................     8%           8%
Energy........................     7%           8%
Communication Services........     6%           2%
Consumer Cyclicals............     6%           7%
Cash &Cash Equivalents........     2%           5%
Other.........................     2%           3%
                                ------------------
                          Total  100%         100%


                              5 Largest Holdings

                                        % of Net Assets
Security                              10/30/98   4/30/98
                                      --------   -------
Merck & Company Inc.................     3.53%     3.09%

General Electric Company............     3.43%     3.27%

Walgreen Company....................     3.20%     2.23%

American International Group, Inc...     3.05%     3.08%

Philip Morris Companies, Inc........     2.95%     1.73%

                                                         October 30, 1998     11

[PHOTO APPEARS HERE]
LEWIS A. BOHANNON

The AAL Equity Income Fund

The market has experienced a great deal of volatility in the last six months. How has that volatility affected the performance of the Fund?

The Fund has been very volatile over the last six months along with the rest of the market. However, the Fund's volatility has been substantially less than many stock funds. For the second calendar quarter (ended 6/30/98) the Fund was up only slightly, but significantly outperformed other equity income funds. For the third calendar quarter (ended 9/30/98) the Fund was down sharply in absolute terms, but was about even with other equity income funds. Thus on balance, while the Fund, like the market, was down sharply in absolute returns over the last six months, especially July and August, it has had very good performance relative to other equity income funds over that period.

With many countries around the world experiencing difficult economic times, what are you doing to protect shareholders' investments in the Fund?

I am doing what I always do, buying stocks that have attractive fundamentals and sell at reasonable prices. Since no one knows where the stock market is headed, much less the United States and world economies, I focus on those things that I do know and those areas where I can add value for our shareholders. Like my shareholders, I am a long-term investor. I am not in the more risky business of "market-timing," where one attempts to forecast the direction of the market and then act accordingly. My philosophy and my strengths are in identifying valuable stocks that are selling at attractive prices. If I can build a diversified portfolio of these types of stocks, then the Fund's investors will be very well served over the long term through both good and bad economic times. The significance of difficult times is that they provide buying opportunities and allow me to buy attractive stocks at much cheaper prices.

Isn't The AAL Balanced Fund similarly positioned to this Fund?

Yes, it is, but the way the two


                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($15,446)

Value of Shares Initially Purchased ($13,071)

Initial Net Asset Value ($9,600)


The AAL Equity Income Fund Class A

Mountain Chart

             Value Original   Value Div/Cap     Total
Date         Shares           Reinvest          Value
------------------------------------------------------------


03/18/94     9,596.929                 -          9,596.93
03/31/94     9,520.154                 -          9,520.15
04/29/94     9,548.944                 -          9,548.94
05/31/94     9,337.812             (0.00)         9,337.81
06/30/94     9,040.307             76.78          9,117.08
07/29/94     9,299.424             78.98          9,378.40
08/31/94     9,309.021             79.06          9,388.08
09/30/94     8,973.129            153.63          9,126.76
10/31/94     9,069.098            155.28          9,224.37
11/30/94     8,934.741            152.98          9,087.72
12/30/94     8,685.221            226.79          8,912.01
01/31/95     9,049.904            236.32          9,286.22
02/28/95     9,040.307            236.07          9,276.37
03/31/95     8,896.353            311.09          9,207.44
04/30/95     9,088.292            317.80          9,406.09
05/31/95     9,548.944            333.91          9,882.85
06/30/95     9,539.347            413.03          9,952.38
07/31/95     9,644.914            417.60         10,062.51
08/31/95     9,683.301            419.26         10,102.56
09/29/95    10,163.148            530.15         10,693.30
10/31/95    10,297.505            537.16         10,834.67
11/30/95    10,441.459            544.67         10,986.13
12/28/95    10,825.336            655.57         11,480.91
12/29/95    10,854.127            657.32         11,511.44
01/31/96    11,065.259            670.10         11,735.36
02/29/96    10,806.142            654.41         11,460.55
03/29/96    10,623.800            734.97         11,358.77
04/30/96    10,460.653            723.68         11,184.34
05/31/96    10,489.443            725.68         11,215.12
06/28/96    10,758.157            836.61         11,594.77
07/31/96    10,249.520            797.06         11,046.58
08/30/96    10,239.923            796.31         11,036.24
09/30/96    10,163.148            904.12         11,067.27
10/31/96    10,556.622            939.12         11,495.74
11/29/96    10,950.096            974.12         11,924.22
12/30/96    11,026.871          1,101.14         12,128.01
12/31/96    10,969.290          1,095.39         12,064.68
01/31/97    11,084.453          1,106.89         12,191.34
02/28/97    11,151.631          1,113.60         12,265.23
03/31/97    10,729.367          1,166.43         11,895.79
04/30/97    10,882.917          1,183.12         12,066.04
05/30/97    11,477.927          1,247.80         12,725.73
06/30/97    11,737.044          1,377.06         13,114.10
07/31/97    11,957.774          1,402.95         13,360.73
08/29/97    11,487.524          1,347.78         12,835.31
09/30/97    12,015.355          1,495.49         13,510.85
10/31/97    11,890.595          1,479.96         13,370.56
11/28/97    12,543.186          1,561.19         14,104.38
12/15/97    12,360.845          2,024.06         14,384.91
12/30/97    12,581.574          2,137.27         14,718.84
12/31/97    12,619.962          2,143.79         14,763.75
01/30/98    12,514.395          2,125.86         14,640.25
02/27/98    13,119.002          2,228.56         15,347.56
03/31/98    13,723.608          2,384.04         16,107.64
04/30/98    13,723.608          2,384.04         16,107.64
05/29/98    13,522.073          2,349.03         15,871.10
06/30/98    13,771.593          2,444.19         16,215.78
07/31/98    13,512.476          2,398.20         15,910.67
08/31/98    11,621.881          2,062.65         13,684.54
09/29/98    12,600.768          2,289.50         14,890.27
09/30/98    12,303.263          2,235.44         14,538.71
10/30/98    13,071.017          2,374.94         15,445.96



                         Average Annual Total Returns*

                               October 30, 1998

                                             Year-                 From     Inception
                                          to-Date***   1-Year   Inception     Date
                                          --------------------------------------------
Class A (without sales
charge)..................................       4.62%   15.52%      10.85%    3/17/94
Class A** (with sales
charge)..................................       0.42%   10.87%       9.86%    3/17/94
-------------------------------------------------------------------------------------
Class B (without CDSC)                          3.74%   14.36%      13.75%     1/8/97
Class B** (with CDSC)                          (1.26)%  10.36%      11.74%     1/8/97
-------------------------------------------------------------------------------------
Institutional****........................       5.00%   N/A          6.11%   12/29/97
-------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A**
(with sales charge)......................      (5.48)%  13.32%       8.59%
Class B** (with CDSC)                          (7.17)%   2.52%       8.38%
Institutional****........................      (1.16)%  N/A         (1.44)%

   *Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

  **Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

 ***Periods less than one year are not annualized.

****Institutional shares have no sales charges.

12      The AAL Mutual Funds Semi-Annual Report

Funds reach their objectives is quite different. The AAL Balanced Fund tries to provide a balance between growth and income by investing in assets similar to The AAL Bond and Capital Growth Funds; but not in the Funds themselves. It derives its growth from the large-cap growth stocks found in The AAL Capital Growth Fund, while The AAL Bond Fund provides it with income and makes it a more conservative fund through its investments in high-quality bonds. The AAL Equity Income Fund also tries to provide both growth and income to investors, but does so by investing the bulk of its assets in more value oriented, income-producing stocks. The bottom-line is that both Funds offer investors a combination of growth and income, but The AAL Equity Income Fund probably gives investors more potential in a rising market because it is predominantly a stock fund, while The AAL Balanced Fund gives investors a cushion in a falling market because of its large bond weighting.

What were some of your success stories and the factors that contributed to their success?

The two biggest areas of success in the first half were not so much in individual stocks, but good stock selection in health care and an underweighting in financial stocks. The Fund's major holdings in health care are in large drug companies (Eli Lilly, Warner-Lambert and Elan) and these performed quite well during the past six months, while other areas of health care (hospitals and HMOs) underperformed. Also, while approximately 15% of the Fund's assets are invested in financial stocks, the Fund is underweighted in financials versus other equity income funds and this was a big positive in the first half as financials dramatically underperformed due to the market's concerns about their exposure to rapidly deteriorating foreign economies. It is important to note that I wasn't making a bet against financial stocks by underweighting the group. The underweighting came about because I was having difficulty finding attractive investments in the financial area and, consequently, I had less money invested in this sector. The major reason my sector weightings either rise or fall is my ability/inability to find attractive names to purchase, not usually a conscious decision to over/underweight the sector.

/s/ Lewis A. Bohannon
Lewis A. Bohannon
PORTFOLIO MANAGER

                               Fund Allocations

                           [PIE CHART APPEARS HERE]

                                % of Net Assets
                               10/30/98   4/30/98
                               --------   -------
 . Financials...................   16%       18%
 . Communication Services.......   15%       15%
 . Energy.......................   10%       11%
 . Utilities....................    9%       10%
 . Consumer Cyclicals...........    9%        6%
 . Health Care..................    9%        6%
 . Capital Goods................    8%       10%
 . Consumer Staples.............    8%        7%
 . Technology...................    5%        6%
 . Cash &Cash Equivalents.......    5%        5%
 . Other                            6%        6%
                              -------------------
                     Total       100%      100%

                             5 Largest Holdings

                                       % of Net Assets
Security                              10/30/98   4/30/98
--------                              --------   -------
MCI Worldcom, Inc....................     3.61%     2.87%
American Home Products Corporation...     2.04%      N/A
Telefonica S.A. ADR..................     1.99%     1.81%
Ameritech Corporation................     1.66%     1.43%
New Century Energies, Inc............     1.56%     1.67%

                                                       October 30, 1998      13

[PHOTO APPEARS HERE]
MICHAEL R. HILT

[PHOTO APPEARS HERE]
FEDRICK L. PLAUTZ

The AAL Balanced Fund

The Fund has been in existence for almost one year. How has the Fund performed during this period and what has contributed to that performance?

The Fund has performed very well during this first year, on both an absolute and a relative basis. During the most recent quarter, the Fund continued to perform well during the market correction when compared to other balanced funds. During the first part of the year we had a 60% equity position, in July we reduced our equity exposure to 55%. As a result, during the market correction we had a lower equity position and the equities that we held performed relatively well during this time period. In addition, our bond investments have primarily been in U.S. government bonds that have performed well as the interest rates have changed.

The Fund is a mix of stocks, bonds and money market instruments. How do you establish the investment mix?

The two of us meet on a regular basis and review the attractiveness of stocks vs. bonds with the outlook of which area will have the best relative performance while reducing the risk to investors. We currently are at a

                             [CHART APPEARS HERE]

         A Comparison of the Year-To-date (10/30/98) Total Returns of
                The AAL Balanced Fund, on Net Amount Invested,
            to the AAL Capital Growth, Bond and Money Market Funds

Capital Growth Fund           13.38%

Balanced Fund                 10.23%

Bond Fund                      6.49%

Money Market Fund              4.06%



                         Average Annual Total Returns*

                                October 30, 1998

                                             Year-        From     Inception
                                          to-Date***   Inception     Date
                                          ----------   ---------   ---------
Class A (without sales charge).............    10.23%      12.36%   12/29/97
Class A** (with sales charge)..............     5.78%       6.96%   12/29/97
----------------------------------------------------------------------------
Class B (without CDSC).....................     9.54%      11.52%   12/29/97
Class B** (with CDSC)......................     4.54%       5.45%   12/29/97
----------------------------------------------------------------------------
Institutional****..........................    10.12%      12.29%   12/29/97
----------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A** (with sales charge)..............     1.80%       2.42%
Class B** (with CDSC)......................     0.41%       0.54%
Institutional****..........................     5.97%       8.00%

   *Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth less than their original cost.

  **Class A performance reflects the maximum sales charge of 4%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

 ***Periods less than one year are not annualized.

****Institutional shares have no sales charges.

14        The AAL Mutual Funds Semi-Annual Report

55% equity positions, a 33% bond position and a 12% money market position. The bonds and money market investments are combined to achieve an attractive market duration. As a new Fund we have attracted steady investments from shareholders which have allowed us to keep the mix as we want it without have to sell or buy securities in one area.

How is the AAL Balanced Fund positioned among the investment choices available from The AAL Mutual Funds?

The AAL Balanced Fund is for the investor that wants professional money managers establishing and reviewing an asset allocation model. We are constantly reviewing the risk return potential of both asset classes to find the best mix for most people. For those with longer term investment horizons The AAL Balanced Fund is probably positioned on the conservative side but, for those with shorter term investment horizon it is a good solution to provide growth with a reduction of risk. Like The AAL Capital Growth Fund it invests in large cap stocks and like The AAL Bond Fund it invests in higher quality bonds. This provides an investment opportunity different then the other equity and bond funds. The investment return is provided by finding the right asset allocation mix. During the recent market volatility it has had slightly less risk than The AAL Equity Income Fund.

/s/ Michael R. Hilt
Michael R. Hilt
PORTFOLIO MANAGER

/s/ Frederick L. Plautz
Frederick L. Plautz
PORTFOLIO MANAGER


                               Fund Allocations

                           [PIE CHART APPEARS HERE]

                                 % of Net Assets
                                10/30/98   4/30/98
                                --------   -------
 . Fixed Income Obligations......... 33%       28%
 . Cash & Cash Equivalents.......... 14%       17%
 . Consumer Staples................. 13%       13%
 . Financials....................... 10%       11%
 . Technology.......................  8%        9%
 . Health Care......................  7%        7%
 . Capital Goods....................  4%        5%
 . Energy...........................  4%        5%
 . Consumer Cyclicals...............  3%        4%
 . Communication Services...........  4%        1%
                                ------------------
                 Total             100%      100%



                                   Asset Mix

                                     % of Net Assets
                                    10/30/98   4/30/98
                                    --------   -------
Common Stocks...................        55%       55%
Bonds...........................        33%       31%
Money Market Instruments........        12%       14%
                                    ------------------
                  Total                100%      100%

                            5 Largest Bond Holdings

                                                            % of Net Assets
Security                                                  10/30/98    4/30/98
--------                                                  --------    -------
U.S.Treasury Notes.......................................     8.24%    18.92%
 Coupon Rate: 7.500% / Maturity Date: 2/15/2005

U.S. Treasury Notes......................................     3.86%      N/A
 Coupon Rate: 4.50% / Maturity Date: 11/15/2008

U.S. Treasury Notes......................................     3.86%      N/A
 Coupon Rate: 4.125% / Maturity Date: 11/15/2003

U.S Treasury Notes.......................................     2.69%      N/A
 Coupon Rate: 5.25% / Maturity Date: 8/15/2003

U.S. Treasury Notes......................................     2.02%      N/A
 Coupon Rate: 5.375% / Maturity Date: 6/30/2003

                         Largest Common Stock Holdings
                                October 30, 1998

                                       % of Net Assets
Security                              10/30/98   4/30/98
--------                              --------   -------
Merck & Company, Inc..................... 1.97%     1.78%

General Electric Company................. 1.92%     1.87%

Walgreen Company......................... 1.79%     1.28%

American International Group, Inc........ 1.71%     1.77%

Philip Morris Companies, Inc............. 1.64%     0.99%

                                                       October 30, 1998       15

[PHOTO APPEARS HERE]
DAVID G. CARROLL

The AAL High Yield Bond Fund

The Fund invests in bonds that are rated below the four highest quality ratings. Please explain how that affects the investment performance of the Fund.

High yield bonds share some of the characteristics of both stocks and bonds. During difficult or uncertain economic times, these bonds behave more like stocks. As growth slows and corporate earnings decline, the premium investors demand for owning high yield bonds increases to reflect the higher risk of default. As a result, the value of high yield bonds generally declines along with the stock market. The government bond market does quite well in this environment due to expectations of lower inflation. This environment developed last summer when Russia defaulted on its debt obligations, Japan continued in recession and Asia saw economic turmoil. High yield bonds lost between 2% and 17% during the three months ended October 30, 1998. (The Fund had a total return of a negative 9.94% during this period.)

We continue to read about interest rates and having to bail out some foreign governments. How do these domestic or international monetary concerns affect your investment strategies?

Many of the companies in which we invest compete with companies based outside the United States or they export their products overseas. Thus, we follow the international economic environment very closely. Basic materials (steel, paper and chemicals) have been most affected by weak international currencies. This sector currently accounts for 13% of the Fund. Certain Asian countries have increased their exports to the United States. These exports depressed domestic pricing and operating profits for many U.S. companies. The bonds of these U.S. companies then underperformed the overall market. We are monitoring the financial condition of these investments, and even have added to a few positions such as Millar Western Forest Products.

There has been a lot of talk recently of slower economic growth. Can you explain how that affects the types of companies and bonds that you invest in?

                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($10,120)

Value of Shares Initially Purchased ($8,522)

Initial Net Asset Value ($9,600)


The AAL High Yield Bond Fund Class A

Mountain Chart

               Value Original      Value Div/Cap    Total
Date           Shares              Reinvest         Value
------------------------------------------------------------------

01/09/97      9,596.929                   -         9,596.93
01/31/97      9,596.929               43.22         9,640.14
02/28/97      9,750.480              116.91         9,867.39
03/31/97      9,414.587              185.19         9,599.77
04/30/97      9,481.766              260.01         9,741.77
05/30/97      9,712.092              338.73        10,050.83
06/30/97      9,760.077              418.87        10,178.95
07/31/97      9,942.418              505.14        10,447.56
08/29/97      9,875.240              574.52        10,449.76
09/30/97     10,028.791              666.57        10,695.36
10/31/97      9,942.418              738.33        10,680.75
11/28/97      9,961.612              813.17        10,774.78
12/15/97      9,904.031              909.91        10,813.95
12/31/97      9,875.240              992.09        10,867.33
01/30/98      9,961.612            1,077.85        11,039.47
02/27/98      9,961.612            1,158.46        11,120.07
03/31/98      9,952.015            1,244.81        11,196.82
04/30/98      9,894.434            1,320.03        11,214.47
05/29/98      9,827.255            1,388.65        11,215.90
06/30/98      9,760.077            1,464.74        11,224.82
07/31/98      9,702.495            1,539.25        11,241.75
08/31/98      8,905.950            1,496.38        10,402.33
09/30/98      8,790.787            1,562.80        10,353.59
10/30/98      8,522.073            1,597.80        10,119.87


                         Average Annual Total Returns*

                                October 30, 1998

                                             Year-                 From     Inception
                                          to-Date***   1-Year   Inception     Date
                                          -------------------------------------------
Class A (without sales charge)..........      (6.88)%  (5.25)%       2.98%     1/8/97
Class A** (with sales charge)...........     (10.61)%  (9.03)%       0.66%     1/8/97
--------------------------------------------------------------------------------------
Class B (without CDSC)..................      (7.53)%  (6.03)%       2.24%     1/8/97
Class B** (with CDSC)...................     (12.15)%  (9.79)%       0.05%     1/8/97
--------------------------------------------------------------------------------------
Institutional****.......................      (6.84)%   N/A         (8.13)%  12/29/97
--------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A** (with sales charge)...........      (8.55)%  (7.11)%        2.04%
Class B** (with CDSC)...................     (10.07)%  (7.74)%        1.48%
Institutional****.......................      (4.70)%   N/A          (6.19)%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth less than their original cost.

** Class A performance reflects the maximum sales charge of 4%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

*** Periods less than one year and are not annualized.

****Institutional shares have no sales charges.

16    The AAL Mutual Funds Semi-Annual Report

In a period of slowing economic growth, the less cyclical sectors of the market as well as the higher-rated junk bonds (those rated "BB" as opposed to "CCC") will usually outperform the overall market. "BB" bonds are more closely linked with the bond market in general, and are less affected by the stock market volatility. The decline in interest rates this past summer was beneficial to most bonds. The lower-rated bonds (ratings of "B" and "CCC") are more affected by the same factors that influence stock valuations and were negatively affected by the recent stock market correction. Some of these lower-rated bonds, especially those whose businesses are cyclical, have traded to levels reflective of a recessionary environment. I believe the U.S. economy will be able to avoid a recession next year, and think there is value in this part of the high yield market.

Can you talk about some of your success stories and the factors that contributed to the performance of the Fund?

The best performing portion of the portfolio this past year was "BB" rated bonds. They posted a positive return of 5%, while the "B" and "CCC" rated portions showed returns of -1% to -13%. The media sector also stood above the crowd. This sector represents 11% of the Fund, and consists of companies in the cable TV, radio and television broadcasting and publishing industries. These industries are somewhat defensive because their businesses are non-cyclical and based entirely in the United States. One profitable investment was Allbritton Communications. The company operates eight ABC network-affiliated television stations in various parts of the country. Its bonds, which are rated B3/B- and carry a coupon of 9.75%, posted a total return of 11.75%. Another position that contributed was Century Communications. This company owns and operates 72 cable television systems in 25 states and Puerto Rico. Its bonds, which are rated Ba3/BB- and carry a coupon of 8.75%, appreciated in price by 3.25 points and returned 12.0%. These two examples, unfortunately, were the exception rather than the rule, as most high yield bonds declined in value over the course of the year.

/s/ David G. Carroll
David G. Carroll
PORTFOLIO MANAGER

                                Credit Quality
                                --------------

                             [GRAPH APPEARS HERE]

                            % of Net Assets
                           10/30/98   4/30/98
                           --------   -------
 . BB....................       26%       24%
 . B.....................       66%       73%
 . CCC...................        8%        2%
 . Non-Rated Bonds.......       N/A        1%
             --------------------------------
             ......Total      100%      100%

  Average Quality:  B+
  Average Maturity: 7.9 years

                               5 Largest Holdings

                                     % of Net Assets
Security                           10/30/98   4/30/98
--------                           --------   -------
Comcast Cellular Holdings, Inc.....   1.65%     0.96%
 Coupon Rate: 9.500%
 Maturity Date: 5/1/2007

CSC Holdings, Inc..................   1.54%       N/A
 Coupon Rate: 7.875%
 Maturity Date: 2/15/2018

Tenet Healthcare, Inc..............   1.22%     0.96%
 Coupon Rate: 8.125%
 Maturity Date: 12/1/2008

ICN Pharmaceuticals, Inc...........   1.18%     0.49%
 Coupon Rate: 9.250%
 Maturity Date: 8/15/2005

Smithfield Foods Inc...............   1.17%     0.91%
 Coupon Rate: 7.625%
 Maturity Date: 2/15/2008

                                                          October 30, 1998    17

[PHOTO APPEARS HERE]
Duane A. McAllister

The AAL Municipal Bond Fund

Your investment performance has remained fairly steady even through the market volatility we have experienced lately. Can you explain how you have been able to accomplish this?

With all of the turmoil in the global financial markets over the last several months, the municipal market has had its share of volatility as well. In spite of the short-term swings, municipal yields continued to decline over the last six months, but not nearly as much as comparable-maturity Treasury issues. Yet, the seemingly moderate pace of the decline in municipal yields provided stable and quite positive total return figures for our shareholders. The stability of credit spreads in the municipal market and the intermediate effective average maturity of the Fund also provided some stability to returns. The good news going forward is that in spite of the recent appreciation in prices, new investors are able to buy into the municipal market at its cheapest valuation level relative to the Treasury market since 1986.

The Federal Reserve has lowered interest rates recently and has discussed further reductions. With interest rates declining does an investment in municipal bonds still make sense?

Absolutely. The time to be concerned about investing in a bond fund is when interest rates are rising and bond prices are falling. Just the opposite seems likely on the near-term horizon. With the U.S. economy beginning to slow down, the Federal Reserve has begun to lower short-term rates to prevent the slowdown from becoming a recession. In addition, inflation remains very low. In this environment, a bond investment can make a lot of sense as part of an overall investment plan. And with the

                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($21,334)

Value of Shares Initially Purchased ($11,267)

Initial Net Asset Value ($9,600)


The AAL Municipal Bond Fund  Class A

Mountain Chart

           Value Original     Value Div/Cap   Total
Date       Shares             Reinvest        Value
-----------------------------------------------------

 07/16/87      9,596.929               -    9,596.93
 07/31/87      9,510.557            9.67    9,520.23
 08/31/87      9,462.572            9.63    9,472.20
 09/30/87      9,030.710            9.19    9,039.90
 10/31/87      8,963.532          116.44    9,079.97
 11/30/87      9,222.649          119.81    9,342.46
 12/31/87      9,251.440          210.66    9,462.10
 01/31/88      9,644.914          219.62    9,864.54
 02/29/88      9,702.495          220.93    9,923.43
 03/31/88      9,328.215          348.92    9,677.14
 04/30/88      9,366.603          350.36    9,716.96
 05/31/88      9,385.797          351.07    9,736.87
 06/30/88      9,366.603          487.46    9,854.06
 07/29/88      9,395.393          488.96    9,884.35
 08/31/88      9,357.006          486.96    9,843.96
 09/30/88      9,366.603          639.74   10,006.34
 10/31/88      9,443.378          644.98   10,088.36
 11/30/88      9,318.618          636.46    9,955.08
 12/31/88      9,366.603          796.95   10,163.56
 01/31/89      9,414.587          801.04   10,215.62
 02/28/89      9,289.827          790.42   10,080.25
 03/31/89      9,222.649          944.87   10,167.52
 04/30/89      9,347.409          957.66   10,305.06
 05/31/89      9,500.960          973.39   10,474.35
 06/30/89      9,558.541        1,140.47   10,699.01
 07/31/89      9,606.526        1,146.19   10,752.72
 08/31/89      9,491.363        1,132.45   10,623.82
 09/29/89      9,414.587        1,282.52   10,697.11
 10/31/89      9,481.766        1,291.68   10,773.44
 11/30/89      9,548.944        1,300.83   10,849.77
 12/06/89      9,558.541        1,307.61   10,866.15
 12/29/89      9,558.541        1,470.96   11,029.50
 01/31/90      9,433.781        1,451.76   10,885.55
 02/28/90      9,481.766        1,459.15   10,940.91
 03/30/90      9,424.184        1,619.26   11,043.45
 04/30/90      9,309.021        1,599.48   10,908.50
 05/31/90      9,452.975        1,624.21   11,077.19
 06/29/90      9,500.960        1,806.04   11,306.99
 07/31/90      9,577.735        1,820.63   11,398.36
 08/31/90      9,347.409        1,776.85   11,124.26
 09/28/90      9,318.618        1,945.60   11,264.22
 10/31/90      9,414.587        1,965.64   11,380.23
 11/30/90      9,568.138        1,997.70   11,565.84
 12/27/90      9,558.541        2,000.21   11,558.75
 12/31/90      9,558.541        2,183.06   11,741.60
 01/31/91      9,606.526        2,194.02   11,800.54
 02/28/91      9,654.511        2,204.98   11,859.49
 03/29/91      9,644.914        2,377.01   12,021.92
 04/30/91      9,721.689        2,395.93   12,117.62
 05/31/91      9,740.883        2,400.66   12,141.54
 06/28/91      9,664.107        2,565.83   12,229.94
 07/31/91      9,750.480        2,588.76   12,339.24
 08/30/91      9,808.061        2,604.05   12,412.11
 09/30/91      9,875.240        2,809.82   12,685.06
 10/31/91      9,923.225        2,823.48   12,746.70
 11/30/91      9,884.837        2,812.56   12,697.39
 12/27/91     10,000.000        2,850.01   12,850.01
 12/31/91     10,028.791        3,043.94   13,072.73
 01/31/92     10,000.000        3,035.20   13,035.20
 02/28/92      9,942.418        3,017.72   12,960.14
 03/31/92      9,894.434        3,186.11   13,080.55
 04/30/92      9,942.418        3,201.57   13,143.98
 05/29/92     10,019.194        3,226.29   13,245.48
 06/30/92     10,124.760        3,443.59   13,568.35
 07/31/92     10,460.653        3,557.84   14,018.49
 08/31/92     10,249.520        3,486.03   13,735.55
 09/30/92     10,220.729        3,663.96   13,884.69
 10/30/92     10,038.388        3,598.60   13,636.98
 11/30/92     10,220.729        3,663.96   13,884.69
 12/31/92     10,287.908        3,689.31   13,977.22
 12/31/92     10,287.908        3,874.04   14,161.94
 01/29/93     10,355.086        3,899.33   14,254.42
 02/26/93     10,623.800        4,000.52   14,624.32
 03/31/93     10,508.637        4,143.01   14,651.65
 04/30/93     10,547.025        4,158.15   14,705.17
 05/28/93     10,547.025        4,158.15   14,705.17
 06/30/93     10,662.188        4,389.28   15,051.47
 07/30/93     10,633.397        4,377.43   15,010.82
 08/31/93     10,786.948        4,440.64   15,227.59
 09/30/93     10,882.917        4,665.17   15,548.09
 10/29/93     10,892.514        4,669.29   15,561.80
 11/30/93     10,729.367        4,599.35   15,328.72
 12/31/93     10,882.917        4,692.50   15,575.42
 12/31/93     10,882.917        4,876.50   15,759.42
 01/31/94     10,959.693        4,910.90   15,870.60
 02/28/94     10,652.591        4,773.30   15,425.89
 03/31/94     10,182.342        4,747.16   14,929.50
 04/29/94     10,134.357        4,724.79   14,859.14
 05/31/94     10,153.551        4,733.73   14,887.29
 06/30/94     10,076.775        4,883.28   14,960.06
 07/29/94     10,211.132        4,948.39   15,159.53
 08/31/94     10,201.536        4,943.74   15,145.28
 09/30/94      9,990.403        5,027.00   15,017.40
 10/31/94      9,788.868        4,925.59   14,714.45
 11/30/94      9,558.541        4,809.69   14,368.23
 12/30/94      9,712.092        5,071.20   14,783.29
 12/30/94      9,712.092        5,151.39   14,863.48
 01/31/95      9,904.031        5,253.20   15,157.23
 02/28/95     10,191.939        5,405.91   15,597.85
 03/31/95     10,239.923        5,627.44   15,867.37
 04/28/95     10,259.117        5,637.99   15,897.11
 05/31/95     10,508.637        5,775.12   16,283.75
 06/30/95     10,383.877        5,903.27   16,287.15
 07/31/95     10,403.071        5,976.97   16,380.04
 08/31/95     10,460.653        6,073.60   16,534.25
 09/29/95     10,479.846        6,147.32   16,627.17
 10/31/95     10,633.397        6,305.28   16,938.67
 11/30/95     10,834.933        6,491.43   17,326.37
 12/28/95     10,854.127        6,626.17   17,480.29
 12/29/95     10,873.321        6,701.31   17,574.63
 01/31/96     10,873.321        6,775.13   17,648.45
 02/29/96     10,777.351        6,782.44   17,559.80
 03/29/96     10,575.816        6,719.21   17,295.03
 04/30/96     10,470.250        6,723.92   17,194.17
 05/31/96     10,441.459        6,773.19   17,214.65
 06/28/96     10,508.637        6,879.20   17,387.84
 07/31/96     10,566.219        6,988.79   17,555.01
 08/30/96     10,499.040        7,011.94   17,510.98
 09/30/96     10,662.188        7,192.04   17,854.23
 10/31/96     10,748.560        7,319.48   18,068.04
 11/29/96     10,959.693        7,532.76   18,492.46
 12/30/96     10,710.173        7,479.37   18,189.55
 12/30/96     10,710.173        7,658.69   18,368.86
 12/31/96     10,652.591        7,693.28   18,345.87
 01/31/97     10,595.010        7,723.79   18,318.80
 02/28/97     10,662.188        7,845.27   18,507.45
 03/31/97     10,431.862        7,748.68   18,180.54
 04/30/97     10,479.846        7,856.46   18,336.30
 05/30/97     10,614.203        8,026.98   18,641.19
 06/30/97     10,700.576        8,168.92   18,869.50
 07/31/97     11,055.662        8,512.36   19,568.02
 08/29/97     10,834.933        8,410.93   19,245.86
 09/30/97     10,969.290        8,595.79   19,565.08
 10/31/97     10,998.081        8,691.55   19,689.63
 11/28/97     11,036.468        8,790.43   19,826.90
 12/15/97     11,046.065        8,919.99   19,966.05
 12/15/97     11,046.065        9,027.13   20,073.19
 12/31/97     11,094.050        9,148.30   20,242.35
 01/30/98     11,180.422        9,292.02   20,472.44
 02/27/98     11,113.244        9,312.23   20,425.47
 03/31/98     11,055.662        9,341.87   20,397.54
 04/30/98     10,940.499        9,321.04   20,261.54
 05/29/98     11,122.841        9,548.77   20,671.61
 06/30/98     11,122.841        9,631.29   20,754.13
 07/31/98     11,084.453        9,675.57   20,760.02
 08/31/98     11,247.601        9,896.57   21,144.17
 09/30/98     11,381.958       10,093.30   21,475.26
 10/30/98     11,266.795       10,067.64   21,334.43


                          Average Annual Total Returns*
                                October 30, 1998

                                             Year                                     From     Inception
                                          to Date***   1-Year   5-Year   10-Year   Inception     Date
                                          --------------------------------------------------------------
Class A (without sales charge)............5.40%        8.35%    6.44%     7.72%       7.33%    7/16/87
Class A** (with sales charge).............1.19%        4.00%    5.58%     7.28%       6.94%    7/16/87
--------------------------------------------------------------------------------------------------------
Class B (without CDSC)....................4.62%        7.42%     N/A       N/A        8.19%     1/8/97
Class B** (with CDSC).....................0.38%        3.42%     N/A       N/A        6.10%     1/8/97
--------------------------------------------------------------------------------------------------------
Institutional****.........................5.60%         N/A      N/A       N/A        6.41%   12/29/97
--------------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A** (with sales charge).............1.86%        5.34%    5.81%     7.49%       7.05%
Class B** (with CDSC).....................0.29%        4.73%     N/A       N/A        6.81%
Institutional****.........................6.27%         N/A      N/A       N/A        8.04%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Periods less than one year are not annualized.
****Institutional shares have no sales charge.

18   The AAL Mutual Funds Semi-Annual Report
attractive valuation of municipals today, for moderate to higher tax-bracket investors, the municipal market may be a very good investment selection.

Can you give an example of a municipal bond that best explains what you look for in an investment?

Rather than point to a specific security, I'd rather describe the characteristics I look for in every bond I consider for the Fund. I call them the three "Ss", and they are: security, structure and salability. For security, I want to be comfortable with the credit. It doesn't mean every bond has to have a "AAA" credit rating, but am I comfortable with the stability of the credit support for the bond? Ideally, I'd like to find a bond that has either a stable or improving credit pattern. If the credit profile improves as I own it, then hopefully the improvement is reflected in its price as well. Structure refers to several factors such as coupon, call date and final maturity. The focus here is to find the right combination of securities with these varying features that, when put together, allow the Fund to perform well in nearly any interest rate environment. And finally, salability refers to the liquidity of the bond. Is there a market for the bond if I decide it should be sold? Some bonds are more liquid than others. For the less liquid issues, there should be adequate compensation in the form of additional yield so that, ideally, I'm indifferent between two given securities. Every bond currently held in the Fund meets the three "S" test, in my opinion, and I'm looking literally everyday for ways to improve upon those we own in order to enhance performance.

/s/ Duane A. McAllister
Duane A. McAllister
Portfolio Manager

                                Credit Quality
                                --------------

                           [PIE CHART APPEARS HERE]


                                                         % of Net Assets
                                                   10/30/98            4/30/98
                                                   --------            -------
 .   AAA...............................                 42%                47%
 .   AA................................                 25%                28%
 .   A.................................                 14%                11%
 .   BBB...............................                 19%                14%
                                              --------------------------------
                                              Total   100%               100%

  Average Quality:  AA
  Average Maturity: 18.4 years

5 Largest Holdings

                                                         % of Net Assets
Security                                           10/30/98            4/30/98
--------                                           --------            -------
Metropolitan Pier and Exposition Center,
Illinois Revenue Bonds............................   2.62%              2.73%
    Coupon Rate: 7.000%  Maturity Date: 7/1/2026

Washington State Public Power Supply
System Revenue Bonds..............................   2.22%              2.30%
    Coupon Rate: 6.000%  Maturity Date: 7/1/2007

Kitsap County Washington Conservatory
Housing Authority Revenue Bonds...................   2.01%              2.14%
    Coupon Rate: 5.600%  Maturity Date: 12/1/2028

Foothill/Eastern CA...............................   1.92%              1.99%
    Coupon Rate: 5.000%  Maturity Date: 1/1/2035

New York State Thruway Authority
Revenue Bonds.....................................   1.91%              1.99%
    Coupon Rate: 5.600%  Maturity Date: 4/1/2005

                              [MAP APPEARS HERE]

Fund Allocations
----------------
Alaska                            1.0%
Iowa                              0.4%
South Dakota                      0.1%
Wisconsin                         1.2%
New York                         11.9%
Missouri                          2.5%
Illinois                         14.2%
Washington                        9.3%
Michigan                          3.9%
Ohio                              0.9%
Oregon                            1.0%
Indiana                           1.8%
Montana                           0.8%
Vermont                           0.3%
Wyoming                           2.3%
Massachusetts                     0.3%
Idaho                             0.2%
Pennsylvania                      2.8%
Utah                              1.2%
Kentucky                          0.1%
Colorado                          2.8%
California                       17.4%
Kansas                            1.2%
Virginia                          1.3%
Arizona                           1.3%
Nevada                            0.6%
North Carolina                    1.1%
South Carolina                    0.4%
New Mexico                        0.5%
Georgia                           2.8%
Texas                             8.6%
Louisiana                         0.3%
Hawaii                            0.5%
Florida                           3.7%
Oklahoma                          0.1%
Mississippi                       0.6%


                                                             October 30,1998  19

[PHOTO APPEARS HERE]
MICHAEL R. HILT
The AAL Bond Fund

With long-term interest rates so low, why should I invest in this Fund as opposed to The AAL Money Market Fund?

It is important to understand that The AAL Bond Fund and The AAL Money Market invest in different types of interest bearing securities. Investments in the Bond Fund portfolio have a longer maturity than investments in the Money Market portfolio. The Money Market Fund invests in short-term commercial paper with an average maturity of about 60 days. As a result, the yield on the Money Market investments will decline much faster in the face of decreasing interest rates due to its much shorter average time to maturity, as compared to the Bond Fund. Over the long haul, The AAL Bond Fund should have a consistently higher yield than The AAL Money Market Fund.

How have the financial crises in Russia and Brazil affected the U.S. bond market?

These crises have increased investors' expectations about risk and have created a "flight to quality" trend where riskier assets are sold and less-risky assets such as U.S. Treasury bonds are bought. This trend has caused less risky assets to outperform riskier assets.

How do you position the portfolio for maximum returns given the current volatility in bond market?

The mortgage backed securities market is the area in our investment grade bond universe that is most susceptible to poor performance when interest rates are volatile. We have been avoiding mortgage backed securities, such as "Ginnie Maes," for some time


                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($21,916)

Value of Shares Initially Purchased ($9,798)

Initial Net Asset Value ($9,600)


The AAL Bond Fund  Class A

Mountain Chart

           Value Original  Value Div/Cap    Total
Date       Shares          Reinvest         Value
-----------------------------------------------------------

 07/16/87       9,596.929                -        9,596.93
 07/31/87       9,462.572            16.98        9,479.55
 08/31/87       9,280.230            61.08        9,341.31
 09/30/87       8,963.532           114.87        9,078.40
 10/31/87       9,222.649           180.56        9,403.21
 11/30/87       9,213.052           245.56        9,458.61
 12/30/87       9,241.843           312.40        9,554.24
 01/31/88       9,500.960           384.57        9,885.53
 02/29/88       9,510.557           462.22        9,972.78
 03/31/88       9,357.006           529.43        9,886.43
 04/30/88       9,251.440           591.57        9,843.01
 05/31/88       9,069.098           652.81        9,721.91
 06/01/88       9,107.486           712.15        9,819.64
 06/30/88       9,193.858           787.07        9,980.93
 07/29/88       9,097.889           844.52        9,942.41
 08/31/88       9,040.307           914.44        9,954.75
 09/30/88       9,165.067           999.97       10,165.04
 10/31/88       9,251.440         1,084.93       10,336.37
 11/30/88       9,078.695         1,138.84       10,217.53
 12/30/88       9,001.919         1,203.32       10,205.24
 01/31/89       9,049.904         1,288.98       10,338.88
 02/28/89       8,915.547         1,342.34       10,257.88
 03/31/89       8,857.965         1,413.14       10,271.10
 04/30/89       8,953.935         1,500.65       10,454.58
 05/31/89       9,107.486         1,610.66       10,718.14
 06/30/89       9,261.036         1,715.15       10,976.19
 07/31/89       9,347.409         1,809.60       11,157.01
 08/31/89       9,174.664         1,854.09       11,028.76
 09/29/89       9,165.067         1,925.77       11,090.84
 10/31/89       9,289.827         2,032.60       11,322.42
 11/30/89       9,299.424         2,110.90       11,410.32
 12/31/89       9,280.230         2,179.52       11,459.75
 01/31/90       9,117.083         2,223.97       11,341.06
 02/28/90       9,097.889         2,294.47       11,392.36
 03/30/90       9,040.307         2,357.24       11,397.54
 04/30/90       8,877.159         2,396.81       11,273.97
 05/31/90       9,059.501         2,527.29       11,586.79
 06/29/90       9,126.679         2,622.72       11,749.40
 07/31/90       9,193.858         2,725.98       11,919.84
 08/31/90       9,030.710         2,758.80       11,789.51
 09/28/90       9,040.307         2,836.79       11,877.10
 10/31/90       9,088.292         2,939.28       12,027.57
 11/30/90       9,203.455         3,058.07       12,261.52
 12/31/90       9,270.633         3,162.44       12,433.08
 01/31/91       9,318.618         3,260.79       12,579.40
 02/28/91       9,328.215         3,344.94       12,673.15
 03/29/91       9,328.215         3,419.76       12,747.97
 04/30/91       9,366.603         3,523.90       12,890.50
 05/31/91       9,366.603         3,606.95       12,973.55
 06/28/91       9,299.424         3,657.84       12,957.26
 07/31/91       9,347.409         3,766.41       13,113.82
 08/30/91       9,481.766         3,901.84       13,383.61
 09/30/91       9,616.123         4,041.78       13,657.90
 10/31/91       9,692.898         4,156.38       13,849.28
 11/30/91       9,712.092         4,243.32       13,955.41
 12/27/91       9,894.434         4,341.10       14,235.53
 12/31/91       9,942.418         4,446.89       14,389.31
 01/31/92       9,712.092         4,425.71       14,137.81
 02/28/92       9,712.092         4,503.46       14,215.56
 03/31/92       9,606.526         4,539.01       14,145.54
 04/30/92       9,616.123         4,623.87       14,240.00
 05/29/92       9,731.286         4,756.47       14,487.75
 06/30/92       9,846.449         4,898.70       14,745.15
 07/31/92      10,019.194         5,066.18       15,085.37
 08/31/92      10,057.582         5,167.22       15,224.80
 09/30/92      10,143.954         5,292.34       15,436.29
 10/30/92       9,932.821         5,259.78       15,192.60
 11/30/92       9,827.255         5,286.69       15,113.95
 12/31/92       9,894.434         5,377.85       15,272.29
 12/31/92       9,894.434         5,459.12       15,353.55
 01/29/93      10,038.388         5,613.56       15,651.95
 02/28/93      10,163.148         5,763.41       15,926.56
 03/31/93      10,153.551         5,844.43       15,997.99
 04/30/93      10,182.342         5,939.36       16,121.70
 05/28/93      10,115.163         5,972.38       16,087.54
 06/30/93      10,249.520         6,138.20       16,387.72
 07/01/93      10,182.342         6,210.46       16,392.81
 07/30/93      10,163.148         6,274.47       16,437.62
 08/31/93      10,307.102         6,443.93       16,751.03
 09/30/93      10,287.908         6,508.62       16,796.52
 10/29/93      10,278.311         6,573.42       16,851.73
 11/30/93      10,086.372         6,531.63       16,618.01
 12/31/93       9,913.628         6,715.13       16,628.76
 12/31/93       9,913.628         6,790.87       16,704.50
 01/31/94      10,000.000         6,925.59       16,925.59
 02/28/94       9,731.286         6,814.98       16,546.27
 03/31/94       9,443.378         6,690.41       16,133.79
 04/29/94       9,299.424         6,661.97       15,961.40
 05/31/94       9,241.843         6,696.90       15,938.74
 06/30/94       9,184.261         6,730.00       15,914.26
 07/29/94       9,280.230         6,874.21       16,154.44
 08/31/94       9,251.440         6,937.05       16,188.49
 09/30/94       9,078.695         6,887.10       15,965.79
 10/31/94       9,011.516         6,916.16       15,927.68
 11/30/94       8,915.547         6,926.17       15,841.72
 12/30/94       8,905.950         7,001.76       15,907.71
 12/30/94       8,905.950         7,005.87       15,911.83
 01/31/95       9,001.919         7,171.22       16,173.14
 02/28/95       9,136.276         7,363.93       16,500.21
 03/31/95       9,155.470         7,467.68       16,623.15
 04/28/95       9,222.649         7,605.49       16,828.14
 05/31/95       9,462.572         7,897.62       17,360.19
 06/30/95       9,472.169         7,993.34       17,465.51
 07/31/95       9,385.797         8,006.26       17,392.05
 08/31/95       9,443.378         8,139.32       17,582.70
 09/29/95       9,481.766         8,256.39       17,738.15
 10/31/95       9,548.944         8,405.84       17,954.78
 11/30/95       9,644.914         8,577.96       18,222.87
 12/29/95       9,731.286         8,736.13       18,467.42
 01/31/96       9,731.286         8,829.89       18,561.17
 02/29/96       9,472.169         8,681.05       18,153.22
 03/29/96       9,347.409         8,648.36       17,995.77
 04/30/96       9,232.246         8,635.65       17,867.89
 05/31/96       9,155.470         8,653.28       17,808.75
 06/28/96       9,213.052         8,793.14       18,006.20
 07/31/96       9,193.858         8,875.01       18,068.87
 08/30/96       9,136.276         8,911.66       18,047.94
 09/30/96       9,232.246         9,102.17       18,334.42
 10/31/96       9,385.797         9,347.94       18,733.74
 11/29/96       9,500.960         9,555.04       19,056.00
 12/31/96       9,366.603         9,517.80       18,884.40
 01/31/97       9,357.006         9,603.58       18,960.59
 02/28/97       9,328.215         9,669.08       18,997.30
 03/31/97       9,193.858         9,626.79       18,820.64
 04/30/97       9,241.843         9,774.81       19,016.65
 05/30/97       9,270.633         9,899.56       19,170.20
 06/30/97       9,337.812        10,072.15       19,409.97
 07/31/97       9,529.750        10,378.06       19,907.81
 08/29/97       9,414.587        10,345.52       19,760.10
 09/30/97       9,500.960        10,542.36       20,043.32
 10/31/97       9,587.332        10,737.74       20,325.07
 11/28/97       9,568.138        10,805.84       20,373.98
 12/31/97       9,616.123        10,964.12       20,580.24
 01/30/98       9,683.301        11,134.55       20,817.86
 02/27/98       9,606.526        11,138.25       20,744.78
 03/31/98       9,596.929        11,222.79       20,819.72
 04/30/98       9,587.332        11,304.25       20,891.58
 05/29/98       9,635.317        11,447.56       21,082.88
 06/30/98       9,664.107        11,582.35       21,246.45
 07/31/98       9,625.720        11,630.76       21,256.48
 08/31/98       9,750.480        11,875.24       21,625.72
 09/30/98       9,923.225        12,178.07       22,101.29
 10/30/98       9,798.464        12,117.58       21,916.04



                         Average Annual Total Returns*
                                October 30, 1998

                                  Year                                    From      Inception
                               to Date***   1-Year   5-Year   10-Year   Inception      Date
                               --------------------------------------------------------------
Class A (without sales
charge).......................  6.49%        7.83%   5.405%     7.81%      7.58%      7/16/87
Class A** (with sales
charge).......................  2.21%        3.48%   4.53%      7.37%      7.19%      7/16/87
---------------------------------------------------------------------------------------------
Class B (without CDSC)........  5.46%        6.64%    N/A        N/A       7.83%       1/8/97
Class B** (with CDSC).........  0.46%        2.64%    N/A        N/A       5.74%       1/8/97
---------------------------------------------------------------------------------------------
Institutional****.............  6.84%         N/A     N/A        N/A       7.72%     12/29/97
---------------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A** (with sales charge)    3.07%       5.88%   4.78%      7.63%      7.33%
Class B** (with CDSC).........   1.43%       5.06%    N/A        N/A       5.74%
Institutional****.............   7.70%        N/A     N/A        N/A       9.77%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

***Periods less than one year are not annualized.

****Institutional shares have no sales charges.



20   The AAL Mutual Funds Semi-Annual Report
because they underperform Treasury securities when interest rates are volatile. For example, if interest rates fall, homeowners may pay off their mortgages early, which affects the yield on Ginnie Mae certificates. We try to invest in securities that provide consistently high levels of current income.

What are some of the factors that go into your portfolio selections?

We always think about the return we are getting for the risk we are taking. The return is measured by absolute yield for a U.S. Treasury security and for other bonds it is measured by the yield spread relative to U.S. Treasury securities having similar interest rate sensitivity. The risk is in the form of prepayment risk for mortgage backed securities and credit risk for corporate bonds. We also think about the exposure to various risks of the whole portfolio relative to other bond mutual funds. We have a high preference for bonds that are easy to evaluate and easy to trade so that when we think the market is offering opportunities to add value by selling one security and buying another, we are able to take advantage of the opportunity.


/s/ Michael R Hilt
--------------------------
Michael R. Hilt
Portfolio Manager


Credit Quality

[GRAPHIC APPEARS HERE]

                                  % of Net Assets
                                  10/30/98 4/30/98
                                  -------- ------
 .  AAA..........................      76%    64%
 .  AA...........................       7%     4%
 .  A............................       9%    27%
 .  BBB..........................       8%     5%
                              -----------------
                              Total  100%   100%

Average Quality:  AA+
Average Maturity: 6.74 years


                              5 Largest Holdings

                                           %of Net Assets
Security                                 10/30/98   4/30/98
--------                                 --------   -------
Federal National Mortgage Association       17.02%      N/A
 Coupon Rate: 4.750%
 Maturity Date: 11/14/2003

U. S. Treasury Notes                        14.08%      N/A
 Coupon Rate: 11.125%
 Maturity Date: 8/15/2003

U. S. Treasury Notes                         8.01%      N/A
 Coupon Rate: 4.500%
 Maturity Date: 11/15/2008

U. S. Treasury Notes                         6.03%      N/A
 Coupon Rate: 5.000%
 Maturity Date: 11/15/2028

U. S. Treasury Notes                         5.84%      N/A
 Coupon Rate: 4.125%
 Maturity Date: 11/15/2003

                                   Bond Fund
                                                          October 30,1988     21

THE AAL MONEY MARKET FUND

[PHOTO APPEARS HERE]
MICHAEL R. HILT

How do you judge "quality" when investing in short-term commercial paper?

We look for high-quality issuers that will generally provide consistent returns. We identify these issuers primarily by using the NRSROs (Nationally Recognized Statistical Rating Organizations) like Moodys and S&P. We also perform independent analysis of each issuer to determine its credit worthiness. We only buy securities that are rated in the top tier by at least one of the NRSROOs.

Does the financial crisis in the world's emerging markets have any impact on the commercial paper market?

Minimally. That is because the top tier commercial paper market is comprised of only the highest quality issuers. Additionally, because the maturity of the commercial paper is less than 13 months (our average maturity is only about 60 days) there is little time for a company to experience disastrous results that would immediately impair the value of the investments.

Currently, interest rates for short-term commercial paper are relatively high compared to bonds with a longer maturity, what factors would contribute to decline in interest rates for short-term commercial paper?

There are two primary factors that would contribute to a decline

                     Value of a $10,000 Investment
                In Class A Shares - Including 4% Sales Charge

                              [GRAPH APPEARS HERE]

Value of Shares Acquired through Reinvestment of Dividends and Capital Gains ($17,063)

Value of Shares Initially Purchased ($10,000)

Initial Net Asset Value ($9,600)


The AAL Money Market Fund Class A

Mountain Chart

            Value Original    Value Div/Cap       Total
Date        Shares            Reinvest            Value
----------------------------------------------------------


  03/10/88        10,000.000             -      10,000.00
  03/31/88        10,000.000         39.13      10,039.13
  04/30/88        10,000.000         91.40      10,091.40
  05/31/88        10,000.000        150.40      10,150.40
  06/30/88        10,000.000        208.67      10,208.67
  07/29/88        10,000.000        267.92      10,267.92
  08/31/88        10,000.000        338.71      10,338.71
  09/30/88        10,000.000        403.84      10,403.84
  10/31/88        10,000.000        471.27      10,471.27
  11/30/88        10,000.000        537.48      10,537.48
  12/31/88        10,000.000        608.26      10,608.26
  01/31/89        10,000.000        686.66      10,686.66
  02/28/89        10,000.000        755.60      10,755.60
  03/31/89        10,000.000        834.49      10,834.49
  04/28/89        10,000.000        908.64      10,908.64
  05/31/89        10,000.000        997.07      10,997.07
  06/30/89        10,000.000      1,075.96      11,075.96
  07/31/89        10,000.000      1,155.25      11,155.25
  08/31/89        10,000.000      1,231.75      11,231.75
  09/30/89        10,000.000      1,302.40      11,302.40
  10/31/89        10,000.000      1,380.10      11,380.10
  11/30/89        10,000.000      1,452.20      11,452.20
  12/31/89        10,000.000      1,521.45      11,521.45
  01/31/90        10,000.000      1,599.29      11,599.29
  02/28/90        10,000.000      1,664.41      11,664.41
  03/30/90        10,000.000      1,734.61      11,734.61
  04/30/90        10,000.000      1,807.93      11,807.93
  05/31/90        10,000.000      1,882.15      11,882.15
  06/29/90        10,000.000      1,951.69      11,951.69
  07/31/90        10,000.000      2,028.61      12,028.61
  08/31/90        10,000.000      2,102.08      12,102.08
  09/28/90        10,000.000      2,168.15      12,168.15
  10/31/90        10,000.000      2,246.48      12,246.48
  11/30/90        10,000.000      2,317.29      12,317.29
  12/31/90        10,000.000      2,390.58      12,390.58
  01/31/91        10,000.000      2,461.61      12,461.61
  02/28/91        10,000.000      2,521.48      12,521.48
  03/29/91        10,000.000      2,577.79      12,577.79
  04/30/91        10,000.000      2,642.53      12,642.53
  05/31/91        10,000.000      2,701.16      12,701.16
  06/28/91        10,000.000      2,753.46      12,753.46
  07/31/91        10,000.000      2,813.67      12,813.67
  08/30/91        10,000.000      2,868.17      12,868.17
  09/30/91        10,000.000      2,923.36      12,923.36
  10/31/91        10,000.000      2,976.77      12,976.77
  11/30/91        10,000.000      3,023.89      13,023.89
  12/31/91        10,000.000      3,071.22      13,071.22
  01/31/92        10,000.000      3,113.98      13,113.98
  02/28/92        10,000.000      3,148.35      13,148.35
  03/31/92        10,000.000      3,183.40      13,183.40
  04/30/92        10,000.000      3,216.46      13,216.46
  05/31/92        10,000.000      3,246.84      13,246.84
  06/30/92        10,000.000      3,279.10      13,279.10
  07/31/92        10,000.000      3,307.40      13,307.40
  08/31/92        10,000.000      3,338.44      13,338.44
  09/30/92        10,000.000      3,366.81      13,366.81
  10/30/92        10,000.000      3,394.62      13,394.62
  11/30/92        10,000.000      3,422.59      13,422.59
  12/31/92        10,000.000      3,450.68      13,450.68
  01/29/93        10,000.000      3,476.17      13,476.17
  02/26/93        10,000.000      3,500.14      13,500.14
  03/31/93        10,000.000      3,526.80      13,526.80
  04/30/93        10,000.000      3,550.48      13,550.48
  05/28/93        10,000.000      3,570.34      13,570.34
  06/30/93        10,000.000      3,595.21      13,595.21
  07/30/93        10,000.000      3,617.11      13,617.11
  08/31/93        10,000.000      3,639.66      13,639.66
  09/30/93        10,000.000      3,660.40      13,660.40
  10/29/93        10,000.000      3,679.99      13,679.99
  11/30/93        10,000.000      3,701.74      13,701.74
  12/31/93        10,000.000      3,723.06      13,723.06
  01/31/94        10,000.000      3,745.32      13,745.32
  02/28/94        10,000.000      3,765.91      13,765.91
  03/31/94        10,000.000      3,790.17      13,790.17
  04/29/94        10,000.000      3,815.13      13,815.13
  05/31/94        10,000.000      3,846.10      13,846.10
  06/30/94        10,000.000      3,878.28      13,878.28
  07/29/94        10,000.000      3,910.77      13,910.77
  08/31/94        10,000.000      3,948.52      13,948.52
  09/30/94        10,000.000      3,985.82      13,985.82
  10/31/94        10,000.000      4,028.84      14,028.84
  11/30/94        10,000.000      4,074.70      14,074.70
  12/30/94        10,000.000      4,125.61      14,125.61
  01/31/95        10,000.000      4,183.13      14,183.13
  02/28/95        10,000.000      4,235.14      14,235.14
  03/31/95        10,000.000      4,293.76      14,293.76
  04/28/95        10,000.000      4,351.94      14,351.94
  05/31/95        10,000.000      4,414.38      14,414.38
  06/30/95        10,000.000      4,469.49      14,469.49
  07/31/95        10,000.000      4,528.15      14,528.15
  08/31/95        10,000.000      4,585.24      14,585.24
  09/29/95        10,000.000      4,638.54      14,638.54
  10/31/95        10,000.000      4,697.56      14,697.56
  11/30/95        10,000.000      4,757.66      14,757.66
  12/29/95        10,000.000      4,817.78      14,817.78
  01/31/96        10,000.000      4,886.09      14,886.09
  02/29/96        10,000.000      4,942.54      14,942.54
  03/29/96        10,000.000      4,998.58      14,998.58
  04/30/96        10,000.000      5,061.17      15,061.17
  05/31/96        10,000.000      5,123.35      15,123.35
  06/28/96        10,000.000      5,181.50      15,181.50
  07/31/96        10,000.000      5,249.46      15,249.46
  08/30/96        10,000.000      5,314.26      15,314.26
  09/30/96        10,000.000      5,382.44      15,382.44
  10/31/96        10,000.000      5,450.78      15,450.78
  11/29/96        10,000.000      5,515.76      15,515.76
  12/31/96        10,000.000      5,587.67      15,587.67
  01/31/97        10,000.000      5,653.93      15,653.93
  02/28/97        10,000.000      5,713.48      15,713.48
  03/31/97        10,000.000      5,779.95      15,779.95
  04/30/97        10,000.000      5,845.42      15,845.42
  05/30/97        10,000.000      5,912.26      15,912.26
  06/30/97        10,000.000      5,983.32      15,983.32
  07/31/97        10,000.000      6,054.78      16,054.78
  08/29/97        10,000.000      6,120.50      16,120.50
  09/30/97        10,000.000      6,191.75      16,191.75
  10/31/97        10,000.000      6,260.71      16,260.71
  11/28/97        10,000.000      6,322.69      16,322.69
  12/31/97        10,000.000      6,397.06      16,397.06
  01/30/98        10,000.000      6,463.46      16,463.46
  02/27/98        10,000.000      6,522.87      16,522.87
  03/31/98        10,000.000      6,592.28      16,592.28
  04/30/98        10,000.000      6,657.36      16,657.36
  05/29/98        10,000.000      6,720.90      16,720.90
  06/30/98        10,000.000      6,791.63      16,791.63
  07/31/98        10,000.000      6,860.30      16,860.30
  08/31/98        10,000.000      6,929.52      16,929.52
  09/30/98        10,000.000      6,997.00      16,997.00
  10/30/98        10,000.000      7,063.46      17,063.46



                         Average Annual Total Returns*
                                October 30, 1998

                                             Year                                     From     Inception
                                          to Date***   1-Year   5-Year   10-Year   Inception     Date
                                          ----------   ------   ------   -------   ---------     ----
Class A (without sales
charge)..............................           4.06%    4.94%    4.52%     5.03%       5.15%    3/10/88
-------------------------------------------------------------------------------------------------------------
Class B (without CDSC)...............           3.20%    3.93%     N/A       N/A        4.19%     1/8/97
Class B** (with CDSC)................         (1.80)%   (0.07)%    N/A       N/A        2.03%     1/8/97
-------------------------------------------------------------------------------------------------------------
Institutional****....................           4.31%     N/A      N/A       N/A        5.17%   12/29/97
-------------------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 9/30/98
Class A** (without sales
charge)..............................           3.66%    4.97%    4.47%     5.03%       5.15%
Class B** (with CDSC)................          (2.13)%   0.01%     N/A       N/A        1.93%
Institutional****....................           3.87%     N/A      N/A       N/A        5.17%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
**Class A shares have no sales charge. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year. ***Periods less than one year are not annualized.
****Institutional shares have no sales charges.

22   The AAL Mutual Fund Semi-Annual Report
in interest rates for short-term commercial paper. First, if the economy slows down there will be less demand for investment capital and interest rates will subsequently decline. Second, the Federal Reserve Board could reduce short-term interest rates which will cause a corresponding decline in interest rates for short-term commercial paper.

What advantages does the Fund offer and how does an investment in the Fund fit into my overall portfolio allocation?

When allocating assets among different funds, an investor must balance his or her immediate needs with expectations of long-term growth. The AAL Money Market Fund is an excellent short-term investment vehicle because it offers stable principal and relatively high short-term income compared with bank CDs and savings accounts. However, it is important to remember that the yield on short-term commercial paper will decline faster in an economic downturn than the yield on bonds with a longer term to maturity. Also, bonds with a longer maturity generally offer a higher yield than short-term commercial paper. An investment in bonds will generally offer better long-term growth than an investment in commercial paper.


/s/ Michael R. Hilt
MICHAEL R. HILT
PORTFOLIO MANAGER


                              5 Largest Holdings*

                                                            %of Net Assets
Security                                                       10/30/98
--------                                                       --------
John Deere Capital Corporation.................................. 4.63%
 Coupon Rate: 4.880% - 5.500%
 Maturity Date: 11/2/1998 - 3/5/1999

General Electric Capital Corporation............................ 4.61%
 Coupon Rate: 4.900% - 5.270%
 Maturity Date: 11/10/1998 - 2/23/1999

General Motors Acceptance Corporation........................... 4.58%
 Coupon Rate: 4.920% - 5.500%
 Maturity Date: 11/9/1998 - 2/22/1999

Toyota Motor Credit Corporation................................. 4.58%
 Coupon Rate: 4.960% - 5.480%
 Maturity Date: 11/3/1998 - 3/1/1999

CIT Group Holdings, Inc......................................... 4.56%
 Coupon Rate: 5.000% - 5.470%
 Maturity Date: 11/2/1998 - 2/23/1999

*The interest rate reflects the discount rate at the time of purchase.

Average Quality:  First Tier
Average Maturity: 61 Days


                       Short-Term Investment Comparison
                               October 30, 1998



                                [GRAPH APPEARS HERE]

The ALL Money Market Fund               National Average Bank            National Average 6-month
    30- Day Yield                       Money Market Rate/1/           Certificate of Deposit Rate/1/
  (Class A shares)
        4.76%                                   2.39%                             4.32%

/1/ Bank Rate Monitor


                                                             October 30, 1998 23

The AAL Small Cap Stock Fund  SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Investment Objective:

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of small companies.

Shares       Common Stocks (95.6%)                                    Market Value
==================================================================================
Basic Materials (1.3%)
     35,000  Cambrex Corporation................................       $   894,688
     37,000  Gibraltar Steel Corporation*.......................           716,875
                                        ------------------------------------------
                                        Total Basic Materials            1,611,563
                                        ==========================================

Capital Goods (12.2%)
     65,000  Anicom, Inc.*......................................           580,938
     49,700  Applied Power, Inc.................................         1,369,856
     36,000  Artesyn Technologies, Inc.*........................           519,750
     78,600  BE Aerospace, Inc.*................................         1,689,900
     71,400  General Cable Corporation..........................         1,410,150
     90,000  Integrated Process Equipment Corporation*..........           804,375
     31,100  Oak Industries, Inc.*..............................           841,644
     60,000  Richardson Electronics, Ltd........................           465,000
     10,000  Sanmina Corporation*...............................           410,000
     75,000  SLI, Inc.*.........................................         1,256,250
     35,000  Superior Services, Inc.*...........................           735,000
     43,750  Tetra Tech, Inc.*..................................           888,672
     80,000  Tower Automotive, Inc.*............................         1,780,000
     26,000  Wabash National Corporation........................           461,500
     46,000  World Color Press, Inc.*...........................         1,397,250
                                        ------------------------------------------
                                        Total Capital Goods             14,610,285
                                        ==========================================

Chemicals (0.3%)
     29,700  Tetra Technologies, Inc.*..........................           358,256
                                        ------------------------------------------
                                        Total Chemicals                    358,256
                                        ==========================================

Communication Services (0.5%)
     40,000  IDT Corporation*...................................           665,000
                                        ------------------------------------------
                                        Total Communication Services       665,000
                                        ==========================================

Consumer Cyclicals (17.2%)
      66,400  ABR Information Services, Inc.*...................         1,253,300
      50,000  Acxiom Corporation*...............................         1,256,250
     105,600  DM Management Company*............................         1,148,400
      25,500  Dollar Tree Stores, Inc.*.........................           983,344
      40,000  Dura Automotive Systems, Inc.*....................           955,000
      10,000  Ethan Allen Interiors, Inc........................           343,750
      35,000  Furniture Brands International, Inc.*.............           752,500

The accompanying notes to the financial statements are an integral part of this schedule.

24   The AAL Mutual Funds Semi-Annual Report

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares       Common Stocks (95.6%)                                   Market Value
=================================================================================
Consumer Cyclicals (17.2%) - continued
     43,600  Getty Images, Inc.*................................      $   536,825
     86,800  ITI Technologies, Inc.*............................        2,506,350
     70,000  Lamalie Associates, Inc.*..........................          542,500
     75,000  Lamar Advertising Company*.........................        2,341,402
     47,900  NOVA Corporation*..................................        1,383,112
     10,000  O'Reilly Automotive, Inc.*.........................          391,250
     67,500  Pier 1 Imports, Inc................................          624,375
     10,700  Restoration Hardware, Inc.*........................          215,338
     15,000  Ross Stores, Inc...................................          487,500
     45,000  Sonic Automotive, Inc.*............................          914,062
     28,100  Strattec Security Corporation*.....................          720,063
     24,500  The Timberland Company Class A*....................          980,000
     35,000  The Wet Seal, Inc.*................................          739,375
     60,000  Watsco, Inc........................................        1,016,250
     20,000  Williams-Sonoma, Inc.*.............................          545,000
                                        -----------------------------------------
                                        Total Consumer Cyclicals       20,635,946
                                        =========================================

Consumer Staples (4.4%)
     42,100  American Tower Corporation*........................          920,937
     49,300  Emmis Communications Corporation*..................        1,614,575
     15,000  Henry Schein, Inc.*................................          580,312
     12,500  Papa John's International, Inc.*...................          474,609
     17,200  Safeskin Corporation*..............................          380,550
     79,700  SOS Staffing Services, Inc.*.......................          672,469
     25,000  United Natural Foods, Inc.*........................          696,875
                                        -----------------------------------------
                                        Total Consumer Staples          5,340,327
                                        =========================================

Energy (5.7%)
     20,000  Atwood Oceanics, Inc.*.............................          562,500
     40,000  Chieftain International, Inc.*.....................          785,000
     25,000  Devon Energy Corporation...........................          846,875
     75,000  Marine Drilling Companies, Inc.*...................          839,063
     60,000  Petroleum Geo-Services ADR*........................        1,282,500
     75,000  Pride International, Inc.*.........................          871,875
     30,100  TCA Cable TV, Inc.*................................          833,394
     47,300  Veritas DGC, Inc.*.................................          880,962
                                        -----------------------------------------
                                        Total Energy                    6,902,169
                                        =========================================

Financials (15.9%)
      137,600  AMRESCO, Inc.*...................................          954,600
       77,200  ARM Financial Group, Inc.........................        1,481,275
       40,000  Brandywine Realty Trust..........................          715,000
       50,300  CMAC Investment Corporation......................        2,106,312
       65,000  Community First Bankshares, Inc..................        1,291,875
       40,800  E.W. Blanch Holdings, Inc........................        1,588,650

The accompanying notes to the financial statements are an integral part of this schedule.

                               The AAL Mutual Funds Semi-Annual Report        25

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares       Common Stocks (95.6%)                                  Market Value
================================================================================
Financials (15.9%) - Continued
     25,000  Executive Risk, Inc................................     $ 1,187,500
     30,000  First Industrial Realty Trust, Inc.................         768,750
     20,000  FirstMerit Corporation.............................         530,000
     45,000  Glenborough Realty Trust, Inc......................         964,688
     60,000  HCC Insurance Holdings, Inc........................       1,076,250
     52,500  Inspire Insurance Solutions, Inc.*.................       1,312,500
     40,000  Peoples Heritage Financial Group, Inc..............         720,000
     20,000  Protective Life Corporation........................         741,250
     34,600  TCF Financial Corporation..........................         815,262
     20,000  The FINOVA Group, Inc..............................         975,000
     50,000  Waddell & Reed Financial, Inc......................       1,046,875
     25,000  Westamerica Bancorporation.........................         831,250
                                        ----------------------------------------
                                        Total Financials              19,107,037
                                        ========================================

Health Care (11.2%)
     35,500  AmeriSource Health Corporation*....................       1,861,531
     60,000  BioChem Pharma, Inc.*..............................       1,301,250
     24,300  Biomatrix, Inc.*...................................       1,142,100
     25,000  Inhale Therapeutic Systems, Inc.*..................         656,250
     63,600  Interim Services, Inc.*............................       1,351,500
      6,400  Medimmune, Inc.*...................................         430,400
     54,900  NCS Healthcare, Inc.*..............................         967,613
     20,000  Pediatrix Medical Group, Inc.*.....................         932,500
     32,200  Pharmaceutical Product Development, Inc.*..........         869,400
     68,600  Quorum Health Group, Inc.*.........................         994,700
     30,000  Renal Care Group, Inc.*............................         873,750
     37,900  STERIS Corporation*................................         871,700
     27,600  Sunrise Assisted Living, Inc.*.....................       1,188,525
                                        ----------------------------------------
                                        Total Health Care             13,441,219
                                        ========================================

Technology (18.8%)
     35,000  American Management Systems, Inc.*.................       1,074,062
     40,000  Analysts International Corporation.................         702,500
     42,500  Apex PC Solutions, Inc.*...........................       1,110,312
     44,300  Aspect Telecommunications Corporation*.............         670,037
     34,400  BroadVision, Inc.*.................................         516,000
     30,000  Burr-Brown Corporation*............................         556,875
     50,000  Check Point Software Technologies, Ltd.*...........       1,137,500
     25,500  CIBER, Inc.*.......................................         500,438
    115,700  Corsair Communications, Inc.*......................         578,500
     20,000  CSG Systems International, Inc.*...................       1,090,000
     17,200  HNC Software, Inc.*................................         578,350
     19,100  Hyperion Solutions Corporation*....................         573,000
     60,000  Inso Corporation*..................................       1,147,500

The accompanying notes to the financial statements are an integral part of this schedule.

26       The AAL Mutual Funds Semi-Annual Report

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares       Common Stocks (95.6%)                                  Market Value
================================================================================
Technology (18.8%) - Continued
     15,000  Lycos, Inc.*.....................................       $   609,375
     35,000  National Data Corporation........................         1,185,625
     15,000  Novellus Systems, Inc.*..........................           582,188
     23,200  Platinum Technology, Inc.*.......................           381,350
     20,400  PMC-Sierra, Inc.*................................           915,450
     36,500  Quadramed Corporation*...........................           748,250
     35,000  SportsLine USA, Inc.*............................           492,188
     63,000  SPR, Inc.*.......................................         1,134,000
     50,000  Synopsys, Inc.*..................................         2,262,500
     35,000  The BISYS Group, Inc.*...........................         1,531,250
     21,500  Vitesse Semiconductor Corporation*...............           693,375
     43,600  World Access, Inc.*..............................           931,950
     11,700  Xircom, Inc.*....................................           345,150
     35,000  Xylan Corporation*...............................           560,000
                                        ----------------------------------------
                                        Total Technology              22,607,725
                                        ========================================

Transportation (4.4%)
     60,000  Allied Holdings, Inc.*...........................           742,500
     50,400  Coach USA, Inc.*.................................         1,351,350
     25,000  Comair Holdings, Inc.............................           821,875
     25,000  SkyWest, Inc.....................................           637,500
     55,000  Swift Transportation Company, Inc.*..............         1,215,154
     35,900  U.S. Xpress Enterprises, Inc.*...................           520,550
                                        ----------------------------------------
                                        Total Transportation           5,288,929
                                        ========================================

Utilities (3.7%)
     20,000  CILCORP, Inc.....................................         1,030,000
     15,000  KN Energy, Inc...................................           745,312
     45,800  MDU Resources Group, Inc.........................         1,216,563
     38,200  Sierra Pacific Resources.........................         1,391,912
                                        ----------------------------------------
                                        Total Utilities                4,383,787
                                        ========================================
                                        ----------------------------------------
                                        Total Common Stocks
                                        (cost basis $125,265,528)    114,952,243
                                        ========================================

The accompanying notes to the financial statements are an integral part of this schedule.

                            The AAL Mutual Funds Semi-Annual Report           27

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value         Short-Term Obligations (4.7%)        Interest Rate **        Maturity Date          Market Value
==================================================================================================================
$ 1,707,000       Exxon Asset Management Company.....          5.37%               11/4/98              $1,705,981
  2,170,000       Ford Motor Credit Corporation......          5.07%               11/2/98               2,169,389
  1,719,000       Merrill Lynch & Company Inc........          5.23%               11/5/98               1,717,751
                                                               ---------------------------------------------------
                                                               Total Short-Term Obligations
                                                               (amortized cost basis $5,593,121)         5,593,121
                                                               ===================================================
                                                               ---------------------------------------------------
                                                               TOTAL INVESTMENTS (100.3%)
                                                               (amortized cost basis $130,858,649)    $120,545,364
                                                               ====================================================
                                                               ---------------------------------------------------
                                                               Other Assets, Less Liabilities (-0.3%)     (412,469)
                                                               ===================================================
                                                               ---------------------------------------------------
                                                               NET ASSETS (100.0%)                    $120,132,895
                                                               ===================================================

  *  Non-income producing security
 **  The interest rate reflects the discount rate at the date of purchase

The accompanying notes to the financial statements are an integral part of this schedule.

28        The AAL Mutual Funds Semi-Annual Report

The AAL Mid Cap Stock Fund        SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Investment Objective:

The Fund seeks long-term capital growth by investing in a diversified portfolio of common stocks, and securities convertible into common stocks, of mid-sized companies.

Shares                        Common Stocks (94.5%)                                                  Market Value
=================================================================================================================
Basic Materials (4.1%)
     119,600                  Cytec Industries, Inc.*..............................................   $ 2,870,400
     129,200                  Minerals Technologies, Inc...........................................     5,886,675
     195,800                  Rayonier, Inc........................................................     7,672,913
      54,500                  Vulcan Materials Company.............................................     6,465,062
                                                                       ------------------------------------------
                                                                       Total Basic Materials           22,895,050
                                                                       ==========================================

Capital Goods (7.0%)
     234,700                  Applied Power, Inc..................................................      6,468,919
     463,400                  Artesyn Technologies, Inc.*.........................................      6,690,338
     295,700                  BE Aerospace, Inc.*.................................................      6,357,550
     165,000                  Hussmann International, Inc.........................................      2,567,812
     300,000                  SLI, Inc.*..........................................................      5,025,000
     341,400                  Tower Automotive, Inc.*.............................................      7,596,150
     179,400                  US Filter Corporation*..............................................      3,801,037
                                                                       ------------------------------------------
                                                                       Total Capital Goods             38,506,806
                                                                       ==========================================
Communication Services (1.3%)
      65,000                  Century Telephone Enterprises, Inc.                                       3,692,812
     210,000                  IDT Corporation*                                                          3,491,250
                                                                       ------------------------------------------
                                                                       Total Communication Services     7,184,062
                                                                       ==========================================

Consumer Cyclicals (15.9%)
     547,000                  ABR Information Services, Inc.*......................................    10,324,625
      75,000                  Best Buy Company, Inc.*..............................................     3,600,000
     155,800                  Cinncinnati Bell, Inc................................................     4,041,063
     331,100                  Equity Corporation International*....................................     8,215,419
     264,600                  Furniture Brands International, Inc.*................................     5,688,900
     110,000                  Hannaford Bros. Co...................................................     4,819,375
     148,400                  Harley-Davidson, Inc.................................................     5,750,500
     166,500                  Intimate Brands, Inc.................................................     3,725,437
     281,025                  Outdoor Systems, Inc.*...............................................     6,200,114
     315,000                  Republic Services, Inc.*.............................................     6,890,625
     245,000                  Saks, Inc.*..........................................................     5,573,750
     150,900                  Shopko Stores, Inc.*.................................................     4,725,056
     105,100                  The Timberland Company Class A*......................................     4,204,000
     139,900                  Tommy Hilfiger Corporation*..........................................     6,496,606

 The accompanying notes to the financial statements are an integral part of this schedule.
                              The AAL Mutual Funds Semi-Annual Report         29

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares                        Common Stocks (94.5%)                                                 Market Value
================================================================================================================
Consumer Cyclicals (15.9%) - Continued
     140,000                  United Stationers, Inc.*...........................................    $ 3,710,000
     250,600                  Watsco, Inc........................................................      4,244,538
                                                                 -----------------------------------------------
                                                                 Total Consumer Cyclicals             88,210,008
                                                                 ===============================================

Consumer Staples (7.2%)
     137,400                  Clear Channel Communications, Inc.*.................................     6,260,287
     164,200                  Comcast Corporation.................................................     8,107,375
     218,600                  Flowers Industries, Inc.............................................     4,481,300
     200,100                  Keebler Foods Company*..............................................     5,752,875
     106,600                  Outback Steakhouse, Inc.*...........................................     3,691,025
     284,800                  Rite Aid Corporation................................................    11,303,000
                                                                 -----------------------------------------------
                                                                 Total Consumer Staples               39,595,862
                                                                 ===============================================

Energy (5.9%)
     217,500                  BJ Services Company*................................................     4,445,156
     145,000                  Diamond Offshore Drilling, Inc......................................     4,449,688
     280,000                  Marine Drilling Companies, Inc.*....................................     3,132,500
     220,000                  Noble Drilling Corporation*.........................................     3,781,250
     218,790                  Ocean Energy, Inc.*.................................................     2,734,875
     172,200                  Petroleum Geo-Services ADR*.........................................     3,680,775
     170,600                  Tosco Corporation...................................................     4,787,463
     147,000                  Transocean Offshore, Inc............................................     5,429,812
                                                                 -----------------------------------------------
                                                                 Total Energy                         32,441,519
                                                                 ===============================================
Financials (14.2%)
      70,000                  AFLAC, Inc..........................................................     2,668,750
     135,000                  AMRESCO, INC.*......................................................       936,563
     104,400                  CCB Financial Corporation...........................................     5,494,050
     130,000                  CMAC Investment Corporation.........................................     5,443,750
     285,000                  Community First Bankshares, Inc.....................................     5,664,375
     406,650                  Concord EFS, Inc.*..................................................    11,589,525
     205,000                  Dime Bancorp, Inc...................................................     4,881,562
     172,500                  First Industrial Realty Trust, Inc..................................     4,420,313
     231,000                  HCC Insurance Holdings, Inc.........................................     4,143,562
      70,000                  Marshall & Isley Corporation........................................     3,412,500
      11,300                  M&T Bank Corporation................................................     5,633,050
     263,000                  Peoples Heritage Financial Group, Inc...............................     4,734,000
     140,000                  SouthTrust Corporation..............................................     5,110,000
     202,200                  Starwood Hotels and Resorts.........................................     5,724,787
      70,000                  The FINOVA Group Inc................................................     3,412,500
     165,000                  Westamerica Bancorporation..........................................     5,486,250
                                                                 -----------------------------------------------
                                                                 Total Financials                     78,755,537
                                                                 ===============================================

Health Care (10.8%)
      80,000                  Artetial Vascular Engineering, Inc.*................................     2,460,000
     202,000                  BioChem Pharma, Inc.*...............................................     4,380,875
     120,000                  DePuy, Inc.*........................................................     4,200,000

The accompanying notes to the financial statements are an integral part of this schedule.

30       The AAL Mutual Funds Semi-Annual Report

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares               Common Stocks (94.5%)                                                     Market Value
===========================================================================================================
Health Care (10.8%) - continued
   287,400           Dura Pharmaceuticals, Inc.*............................................    $ 3,466,763
    90,000           Forest Laboratories, Inc.*.............................................      3,763,125
   128,300           Genzyme Corporation*...................................................      5,396,619
   251,800           HEALTHSOUTH Corporation*...............................................      3,053,075
    65,000           McKesson Corporation...................................................      5,005,000
   195,000           Mylan Laboratories, Inc................................................      6,715,312
   255,000           Quorum Health Group, Inc.*.............................................      3,697,500
    35,000           Sofamor Danek Group, Inc.*.............................................      3,556,875
   215,000           STERIS Corporation*....................................................      4,945,000
   210,000           Sunrise Assisted Living, Inc.*.........................................      9,043,125
                                                                     --------------------------------------
                                                                     Total Health Care           59,683,269
                                                                     ======================================
Technology (14.1%)
   185,700           ADC Telecommunications, Inc.*..........................................      4,271,100
   129,000           America Online, Inc....................................................     16,391,063
   269,900           Analog Devices, Inc.*..................................................      5,364,262
   220,000           Apex PC Solutions, Inc.*...............................................      5,747,500
    72,500           Compuware Corporation*.................................................      3,928,594
   134,900           Fiserv, Inc.*..........................................................      6,272,850
    51,300           Lexmark International Group, Inc.*.....................................      3,587,794
   262,700           LSI Logic Corporation*.................................................      3,973,338
   181,511           Network Associates, Inc.*..............................................      7,714,217
   105,000           PMC - Sierra, Inc.*....................................................      4,711,875
   185,000           Synopsys, Inc.*........................................................      8,371,250
    90,000           Teradyne, Inc.*........................................................      2,925,000
   208,000           World Access, Inc.*....................................................      4,446,000
                                                                     --------------------------------------
                                                                     Total Technology            77,704,843
                                                                     ======================================
Transportation (3.6%)
   165,000           Atlantic Southeast Airlines, Inc.......................................      5,919,375
   321,800           Coach USA, Inc.*.......................................................      8,628,263
   211,200           Royal Caribbean Cruises Ltd............................................      5,608,450
                                                                     --------------------------------------
                                                                     Total Transportation        20,156,088
                                                                     ======================================
Utilities (10.4%)
   170,300           AES Corporation........................................................      6,971,656
   250,300           Allegheny Energy, Inc..................................................      7,696,725
   157,800           CMS Energy Corporation.................................................      6,953,063
   219,600           El Paso Energy Company.................................................      7,782,075
   302,150           MDU Resources Group, Inc...............................................      8,025,859
   147,800           New Century Energies, Inc..............................................      7,140,587

The accompanying notes to the financial statements are an integral part of this schedule.
                              The AAL Mutual Funds Semi-Annual Report         31

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares                         Common Stocks (94.5%)                                                    Market Value
====================================================================================================================
Utilities (10.4%) - continued
     185,000                   NIPSCO Industries, Inc...............................................    $  5,538,438
     170,300                   Pinnacle West Capital Corporation....................................       7,461,269
                                                                ----------------------------------------------------
                                                                Total Utilities                           57,569,672
                                                                ====================================================
                                                                Total Common Stocks
                                                                (cost basis $518,357,744)                522,702,716
                                                                ====================================================

Par Value                      Short-Term Obligations (4.9%)      Interest Rate **       Maturity Date
====================================================================================================================
 $ 5,000,000                   Exxon Asset Management........................5.070%            11/3/98     4,997,888
   1,345,000                   Exxon Asset Management........................5.470%            11/4/98     1,344,197
   5,407,000                   Ford Motor Credit Corporation.................5.070%            11/2/98     5,405,477
   5,098,000                   Merrill Lynch & Company, Inc..................5.230%            11/5/98     5,094,297
  10,000,000                   Merrill Lynch & Company, Inc..................5.120%           11/17/98     9,975,822
                                                                ----------------------------------------------------
                                                                Total Short-Term Obligations
                                                                (amortized cost basis $26,817,681)        26,817,681
                                                                ====================================================
                                                                ----------------------------------------------------
                                                                TOTAL INVESTMENTS (99.4%)
                                                                (amortized cost basis $545,175,425)     $549,520,397
                                                                ====================================================
                                                                ----------------------------------------------------
                                                                Other Assets, less Liabilities (0.6%)      3,213,829
                                                                ====================================================
                                                                ----------------------------------------------------
                                                                NET ASSETS (100.0%)                     $552,734,226
                                                                ====================================================

  *  Non-income producing security
 **  The interest rate reflects the discount rate at the date of purchase

The accompanying notes to the financial statements are an integral part of this schedule.

32  The AAL Mutual Funds Semi-Annual Report

The AAL International Fund  SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Investment Objective:

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Shares    Common Stocks (89.4%)                                           Industry           Market Value
=========================================================================================================
Australia (0.9%)
    128,500        Australia & New Zealand Banking Group Limited......    Banking & Finance  $    731,658
    147,600        Coca-Cola Amatil Ltd...............................    Food & Beverage         542,547
                                                                 ------------------------------------------
                                                                 Total Australia                1,274,205
                                                                 ==========================================

Belgium (1.4%)
     27,000        KBC Bancassurance..................................    Banking & Finance     1,885,155
                                                                 ------------------------------------------
                                                                 Total Belgium                  1,885,155
                                                                 ==========================================

Canada (1.4%)
     56,300        BCE Inc............................................    Technology            1,903,478
                                                                 ------------------------------------------
                                                                 Total Canada                   1,903,478
                                                                 ==========================================
France (11.0%)
     13,640        Group Danone.......................................    Food & Beverage       3,605,881
      4,183        Groupe NSC.........................................    Capital Goods           493,065
     51,200        Renault SA.........................................    Automotive            2,188,310
     23,660        Suez Lyonnaise des Eaux............................    Utilities             4,236,557
     29,500        Valeo SA...........................................    Automotive            2,553,538
      9,810        Vivendi............................................    Utilities             2,240,298
                                                                 ------------------------------------------
                                                                 Total France                  15,317,649
                                                                 ==========================================
Germany (3.0%)
     20,310        Daimler-Benz AG....................................    Automotive            1,600,420
     26,450        Mannesmann AG......................................    Telecommunications    2,561,790
                                                                 ------------------------------------------
                                                                 Total Germany                  4,162,210
                                                                 ==========================================
Hungary (0.4%)
     18,400        Gedeon Richter.....................................    Drugs                   605,688
                                                                 ------------------------------------------
                                                                 Total Hungary                    605,688
                                                                 ==========================================
Italy (9.1%)
  1,164,200        Banca Di Roma*.....................................    Banking & Finance     2,032,481
     60,000        Banca Popolare di Bergamo Credito Varesino SpA.....    Banking & Finance     1,226,956
    289,700        Mediaset SpA.......................................    Media                 1,836,487
    601,300        Telecom Italia SpA.................................    Technology            4,349,530
    594,300        Unicredito Italiano................................    Banking & Finance     3,192,428
                                                                 ------------------------------------------
                                                                 Total Italy                   12,637,882
                                                                 ==========================================

The accompanying notes to the financial statements are an integral part of this schedule.
                                    The AAL Mutual Funds Semi-Annual Report   33

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998


Shares              Common Stocks (89.4%)                           Industry              Market Value
=====================================================================================================
Japan (14.4%)
      118,000       Denso Corporation.............................  Automotive            $ 2,222,756
       42,000       Ito-Yokado Company, Ltd.......................  Retail Stores           2,450,945
      126,000       Matsushita Electric Industrial Company, Ltd...  Consumer Electronics    1,850,103
       20,000       Murata Manufacturing Co., Ltd.................  Electronics               674,525
          370       Nippon Telegraph & Telephone..................  Technology              2,895,822
          140       NTT Mobile Communication Network, Inc.........  Technology              5,058,077
       22,000       Rohm Company Ltd..............................  Electronics             1,944,622
        9,000       Sony Corporation..............................  Consumer Electronics      571,544
       72,000       Takeda Chemical Industries....................  Health Care             2,341,785
                                                            --------------------------------------------
                                                            Total Japan                    20,010,179
                                                            ============================================
Mexico (1.1%)
       28,000       Telefonos de Mexico SA ADR....................  Telecommunications      1,478,750
                                                            --------------------------------------------
                                                            Total Mexico                    1,478,750
                                                            ============================================
Netherlands (7.0%)
       29,883       Laurus NV.....................................  Retail Stores             752,035
        7,000       Philips Electronics N.V.......................  Electronics               372,564
        7,000       Philips Electronics NV ADR....................  Electronics               384,125
       90,060       Royal Kpn Nv..................................  Technology              3,500,940
       42,690       Vendex Nv.....................................  Retail Stores           1,085,765
      103,430       Verenigde Nederlandse Uitgeversbedrijven
                    Verenigd Bezit................................  Publishing/Printing     3,577,628
                                                            --------------------------------------------
                                                            Total Netherlands               9,673,057
                                                            ============================================
New Zealand (1.5%)
    1,090,000       Telecom Corporation of New Zealand............  Technology              2,123,676
                                                            --------------------------------------------
                                                            Total New Zealand               2,123,676
                                                            ============================================
Portugal (1.6%)
       46,000       Portugal Telecom..............................  Technology              2,181,316
                                                            --------------------------------------------
                                                            Total Portugal                  2,181,316
                                                            ============================================
Singapore (0.1%)
        4,000       Times Publishing, Ltd.........................  Media                       5,994
                                                            --------------------------------------------
                                                            Total Singapore             5,994
                                                            ============================================
Spain (5.3%)
      174,500       Argentaria SA.................................  Banking & Finance       3,790,099
       78,900       Telefonica de Espana..........................  Technology              3,555,976
                                                            --------------------------------------------
                                                            Total Spain             7,346,075
                                                            ============================================
Sweden (1.4%)
       28,889       Hennes & Mauritz AB...........................  Retail Stores           2,032,667
                                                            --------------------------------------------
                                                            Total Sweden                    2,032,667
                                                            ============================================

The accompanying notes to the financial statements are an integral part of this schedule.

34    The AAL Mutual Funds Semi-Annual Report

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares               Common Stocks (89.4%)                          Industry                                  Market Value
==========================================================================================================================
Switzerland (5.6%)
        1,090        Nestle SA...................................   Consumer Products                         $  2,318,464
        1,390        Novartis....................................   Health Care                                  2,504,874
          250        Roche Holding AG............................   Drugs                                        2,917,282
                                                              ------------------------------------------------------------
                                                              Total Switzerland                                  7,740,620
                                                              ============================================================

Thailand (0.4%)
      100,000        Oriental Hotel PCL..........................   Real Estate                                    538,866
                                                              ------------------------------------------------------------
                                                              Total Thailand                                       538,866
                                                              ============================================================

United Kingdom (22.1%)
       91,450        Allied Zurich plc*..........................   Financial Services                           1,093,540
      162,950        B.A.T. Industries plc.......................   Tobacco                                      1,472,308
      619,500        British Aerospace...........................   Manufacturing                                4,611,753
      272,800        Bristish Sky Broadcasting Plc...............   Broadcasting/Publishing                      2,224,981
      295,600        Diageo plc..................................   Beverages/Spirits                            3,193,133
      160,900        Glaxo Wellcome plc..........................   Drugs                                        5,001,347
      170,200        Imperial Chemical Industries plc............   Chemicals                                    1,529,263
      774,800        LucasVarity plc.............................   Manufacturing                                2,647,114
       73,300        Railtrack Group plc.........................   Utilities                                    1,970,298
      424,200        Somerfield plc..............................   Retail Stores                                2,728,066
      309,400        Vodafone Group plc..........................   Technology                                   4,145,369
                                                              ------------------------------------------------------------
                                                              Total United Kingdom                              30,617,172
                                                              ============================================================

United States (1.7%)
       61,000        Gucci Group.................................   Retail Stores                                2,325,625
                                                              ------------------------------------------------------------
                                                              Total United States                                2,325,625
                                                              ============================================================

                                                              ------------------------------------------------------------
                                                              Total Common Stocks
                                                              (cost basis $115,886,814)                        123,860,264
                                                              ============================================================

Par Value            Long-Term Fixed-Income Obligations (0.9%)      Currency
====================================================================================
Bonds and Notes
      500,000        Air Canada Variable Rate Perpetual Notes
                     4.625%  3/29/2049...........................   Deutsche Mark                                  160,014

Convertible Bonds
       11,250        Immobiliere Hoteliere 5.000%  1/1/2001......   French Franc                                   293,539

U.S. Dollar Convertible Bonds
      525,000        Cheil Jedang Corporation 3.000%  12/31/2006.   U.S. Dollar                                    614,204
      250,000        Medya International, Ltd. 10.00%  6/28/2001.   U.S. Dollar                                    162,500
                                                              ------------------------------------------------------------
                                                              Total Long-Term Fixed-Income Obligations
                                                              (amortized cost basis $1,455,389)                  1,230,257
                                                              ============================================================

The accompanying notes to the financial statements are an integral part of this schedule.
                                 The AAL Mutual Funds Semi-Annual Report    35

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value           Commercial Paper (10.3%)             Interest Rate **   Maturity Date   Market Value
===========================================================================================================
     $4,131,000     McDonald's Corporation.............. 5.000%             11/3/98          $4,129,279
      4,409,000     Raytheon Inc........................ 6.050%             11/2/98           4,407,518
      5,803,000     Wal-Mart Stores, Inc................ 5.000%             11/2/98           5,801,388
                                                   --------------------------------------------------------
                                                   Total Commercial Paper
                                                   (amortized cost basis $14,338,185)        14,338,185
                                                   --------------------------------------------------------

                                                   --------------------------------------------------------
                                                   TOTAL INVESTMENTS (100.6%)
                                                   (amortized cost basis $131,680,388)      139,428,706
                                                   --------------------------------------------------------

                                                   --------------------------------------------------------
                                                   Other Assets, less Liabilities (-0.6%)      (865,598)
                                                   --------------------------------------------------------

                                                   --------------------------------------------------------
                                                   NET ASSETS (100.0%)                     $138,563,108
                                                   --------------------------------------------------------

* Non-income producing security
** The interest rate reflects the discount rate at the date of purchase

The accompanying notes to the financial statements are an integral part of this schedule.

36     The AAL Mutual Funds Semi-Annual Report

The AAL Capital Growth Fund     SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998


Investment Objective

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Shares                          Common Stocks (97.8%)                                       Market Value
========================================================================================================
Basic Materials (0.5%)
  162,500                       Eastman Chemical Company................................    $  9,546,875
  105,400                       Praxair, Inc. ..........................................       4,242,350
                                                    ----------------------------------------------------
                                                    Total Basic Materials                     13,789,225
                                                    ====================================================

Capital Goods (7.8%)
  163,700                       Avery Dennison Corporation..............................       6,783,319
  129,900                       Caterpillar, Inc........................................       5,845,500
  218,500                       Cordant Technologies, Inc...............................       8,890,219
  258,000                       Deere & Company.........................................       9,126,750
1,133,500                       General Electric Company................................      99,181,250
  617,400                       Herman Miller, Inc......................................      13,621,387
  152,300                       Honeywell, Inc..........................................      12,164,963
  536,000                       Illinois Tool Works, Inc................................      34,371,000
  151,600                       Owens Illinois, Inc.*...................................       4,633,275
   98,300                       PACCAR, Inc.............................................       4,288,337
  217,600                       The Boeing Company......................................       8,160,000
  203,100                       United Technologies Corporation.........................      19,345,275
                                                    ----------------------------------------------------
                                                    Total Capital Goods                      226,411,275
                                                    ====================================================

Communication Services (6.4%)
  661,200                       Ameritech Corporation...................................      35,663,475
  671,100                       Bell Atlantic Corporation...............................      35,652,188
  300,000                       MCI Worldcom, Inc.......................................      16,575,000
1,721,349                       MediaOne Group, Inc.*...................................      72,834,579
  231,200                       Mediaone Group, Inc. OATIO Premium Income Exchangeable
                                Securities 6.250% 8/15/2001.............................      12,455,900
  131,000                       Sprint Corporation......................................      10,054,250
   46,975                       US West, Inc............................................       2,695,191
                                                    ----------------------------------------------------
                                                    Total Communication Services             185,930,583
                                                    ====================================================

Consumer Cyclicals (6.2%)
  207,700                       AutoZone, Inc.*.........................................       5,465,106
  142,060                       Aztec Technology Partners, Inc.*........................         772,451
  349,400                       Costco Companies, Inc.*.................................      19,828,450
  325,000                       Family Dollar Stores, Inc...............................       5,890,625
  329,800                       Gannett Company, Inc....................................      20,406,375
  672,700                       Harley-Davidson, Inc....................................      26,067,125

The accompanying notes to the financial statements are an integral part of this schedule.

                                  The AAL Mutual Funds Semi-Annual Report     37

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998


Shares                          Common Stocks (97.8%)                                       Market Value
========================================================================================================
Consumer Cyclicals (6.2%) - Continued
   71,030                       Navigant International, Inc.*...........................    $    408,423
  813,000                       Pier 1 Imports, Inc.....................................       7,520,250
  971,700                       Ross Stores, Inc........................................      31,580,250
   78,933                       School Specialty, Inc.*.................................       1,243,195
  615,800                       Service Corporation International.......................      21,937,875
  433,600                       The New York Times Company Class A......................      12,249,200
  106,700                       The Times Mirror Company................................       5,915,181
  518,500                       Tiffany and Company.....................................      16,754,031
  177,576                       U.S. Office Products Company*...........................       1,365,116
   94,740                       Workflow Management, Inc.*..............................         544,755
                                                    ----------------------------------------------------
                                                    Total Consumer Cyclicals                 177,948,408
                                                    ====================================================

Consumer Staples (23.8%)
  433,800                       Alberto-Culver Company..................................      11,522,813
  360,900                       Bestfoods...............................................      19,669,050
1,504,000                       Comcast Corporation.....................................      74,260,000
   45,150                       Corn Products International, Inc........................       1,286,775
1,505,700                       Cox Communications, Inc. Class A*.......................      82,625,288
  109,200                       Dean Foods Company......................................       5,118,750
  623,000                       General Mills, Inc......................................      45,790,500
  590,300                       General Nutrition Companies, Inc.*......................       8,596,244
  572,300                       Gillette Company........................................      25,717,731
  677,800                       PepsiCo, Inc............................................      22,875,750
1,667,600                       Philip Morris Companies, Inc............................      85,256,050
  709,600                       Procter & Gamble Company................................      63,065,700
  539,700                       Safeway, Inc.*..........................................      25,804,406
  218,300                       TCI Satellite Entertainment, Inc.*......................         354,737
1,632,612                       TCI Ventures Group*.....................................      30,407,398
1,427,394                       Tele-Communications, Inc.*..............................      60,128,972
  600,500                       The Walt Disney Company.................................      16,175,969
  178,900                       Time Warner, Inc........................................      16,604,156
1,903,700                       Walgreen Company........................................      92,686,394
                                                    ----------------------------------------------------
                                                    Total Consumer Staples                   687,946,683
                                                    ====================================================

Energy (7.2%)
  324,800                       Baker Hughes, Inc.......................................       7,165,900
  316,600                       British Petroleum Company plc ADR.......................      27,999,313
  325,500                       CalEnergy Company, Inc.*................................       8,910,563
  225,500                       Chevron Corporation.....................................      18,378,250
  245,100                       Columbia Energy Group...................................      14,185,162
  415,300                       ENSCO International, Inc................................       5,580,594
1,086,300                       Exxon Corporation.......................................      77,398,875
  375,500                       Halliburton Company.....................................      13,494,531
  727,600                       Royal Dutch Petroleum Company ADR.......................      35,834,300
                                                    ----------------------------------------------------
                                                    Total Energy                             208,947,488
                                                    ====================================================

The accompanying notes to the financial statements are an integral part of this schedule.

38    The AAL Mutual Funds Semi-Annual Report

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares        Common Stocks (97.8%)                              Market Value
=============================================================================
Financials (17.7%)
     401,500  American Express Company.......................... $ 35,482,562
   1,036,375  American International Group, Inc.................   88,350,969
      58,700  Associates First Capital Corporation..............    4,138,350
     864,231  Banc One Corporation..............................   42,239,290
     607,000  BankAmerica Corporation...........................   34,864,562
     703,300  CIGNA Corporation.................................   51,296,944
     669,400  Citigroup, Inc....................................   31,503,638
     951,800  Conseco, Inc......................................   33,015,563
     684,800  Fannie Mae........................................   48,492,400
      27,300  Hartford Life, Inc................................    1,262,625
     497,400  Household International, Inc......................   18,186,187
     959,793  MBNA Corporation..................................   21,895,278
     529,100  MGIC Investment Corporation.......................   20,634,900
     391,900  J.P. Morgan & Company.............................   36,936,575
     481,000  National City Corporation.........................   30,934,313
      94,500  Northern Trust Corporation........................    6,969,375
     234,340  Starwood Hotels & Resorts.........................    6,634,751
                                       --------------------------------------
                                       Total Financials           512,838,282
                                       ======================================
Health Care (12.5%)
     180,600  Elan Corporation plc ADR..........................   12,653,287
     543,300  Eli Lilly & Company...............................   43,973,344
     637,700  Johnson & Johnson.................................   51,972,550
     210,900  Medtronic, Inc....................................   13,708,500
     755,800  Merck & Company, Inc..............................  102,221,950
     751,700  Pfizer, Inc.......................................   80,666,806
     328,800  Schering-Plough Corporation.......................   33,825,300
     313,600  Wellpoint Health Networks, Inc.*..................   23,088,800
                                       --------------------------------------
                                       Total Health Care          362,110,537
                                       ======================================
Technology (14.2%)
     833,500  ADC Telecommunications, Inc.*.....................   19,170,500
     207,700  Arrow Electronics, Inc.*..........................    4,530,456
       7,800  At Home Corporation*..............................      345,150
     750,200  Automatic Data Processing, Inc....................   58,374,938
     475,425  Cisco Systems, Inc.*..............................   29,951,775
     436,800  Cognos, Inc.*.....................................    8,763,300
     238,075  Computer Associates International, Inc............    9,374,203
     630,866  First Data Corporation............................   16,717,949
     141,500  Gateway 2000, Inc.*...............................    7,897,469
     767,700  HBO & Company.....................................   20,152,125
     171,600  Hewlett-Packard Company...........................   10,328,175
     269,100  Intel Corporation.................................   24,000,356
     821,724  Lucent Technologies, Inc..........................   65,891,993
     777,900  Microsoft Corporation*............................   82,360,163

The accompanying notes to the financial statements are an integral part of this schedule.
                                    The AAL Mutual Funds Semi-Annual Report  39

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares                 Common Stocks (97.8%)                                                            Market Value
====================================================================================================================
Technology (14.2%) - continued
     362,300           National Data Corporation.................................................       $ 12,272,912
     229,300           Quantum Corporation*......................................................          4,012,750
     295,600           Seagate Technology, Inc.*.................................................          7,796,450
     538,600           Tellabs, Inc.*............................................................         29,623,000
                                                                 ---------------------------------------------------
                                                                 Total Technology                        411,563,664
                                                                 ===================================================
Transportation (1.3%)
      86,600           CNF Transportation, Inc. .................................................          2,619,650
   1,593,975           Southwest Airlines Company................................................         33,772,345
                                                                 ---------------------------------------------------
                                                                 Total Transportation                     36,391,995
                                                                 ===================================================
Utilities (0.2%)
     234,300           Entergy Corporation.......................................................          6,736,125
                                                                 ---------------------------------------------------
                                                                 Total Utilities                           6,736,125
                                                                 ===================================================

                                                                 ---------------------------------------------------
                                                                 Total Common Stocks
                                                                 (cost basis $1,590,597,585)           2,830,614,265
                                                                 ===================================================

Par Value       Short-Term Obligations (2.2%)          Interest Rate **      Maturity Date
============================================================================================
$  7,400,000    Exxon Asset Management........................ 5.070%           11/3/98                    7,396,874
   9,226,000    Exxon Asset Management........................ 5.370%           11/4/98                    9,220,495
  10,619,000    Ford Motor Credit Corporation................. 5.100%          11/10/98                   10,603,956
  16,876,000    General Motors Acceptance Corporation......... 5.070%           11/2/98                   16,871,247
  20,000,000    Merrill Lynch & Company, Inc. ................ 5.120%          11/17/98                   19,951,644
                                                                 ---------------------------------------------------
                                                                 Total Short-Term Obligations
                                                                 (amortized cost basis $64,044,216)       64,044,216
                                                                 ===================================================

                                                                 ---------------------------------------------------
                                                                 TOTAL INVESTMENTS (100.0%)
                                                                 (amortized cost basis $1,654,641,801) 2,894,658,481
                                                                 ===================================================

                                                                 ---------------------------------------------------
                                                                 Other Assets Less Liabilities (0.0%)         40,496
                                                                 ===================================================

                                                                 ---------------------------------------------------
                                                                 NET ASSETS (100.0%)                  $2,894,698,977
                                                                 ===================================================

 * Non-income producing security
** The interest rate reflects the discount rate at the date of purchase.


The accompanying notes to the financial statements are an integral part of this schedule.

40   The AAL Mutual Funds Semi-Annual Report

The AAL Equity Income Fund  SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Investment Objective

The Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Shares                   Common Stocks (91.4%)                                           Market Value
------------------------------------------------------------------------------------------------------
Basic Materials (1.4%)
       26,000            Crown Cork & Seal Company, Inc................................. $   828,750
       13,000            E. I. du Pont de Nemours and Company...........................     747,500
       36,000            Olin Corporation...............................................     996,750
       48,000            Oregon Steel Mills, Inc........................................     588,000
                                                       -----------------------------------------------
                                                       Total Basic Materials               3,161,000
                                                       ===============================================

Capital Goods  (8.3%)
       64,000            AlliedSignal, Inc..............................................   2,492,000
       21,000            Corning, Inc...................................................     762,563
       47,000            Emerson Electric Company.......................................   3,102,000
       22,000            Fluor Corporation..............................................     853,875
       57,000            Goodrich (B.F.) Company........................................   2,052,000
       17,000            Lockheed Martin Corporation....................................   1,893,375
       20,000            Pitney-Bowes, Inc..............................................   1,101,250
       67,000            Tenneco, Inc...................................................   2,035,124
       44,000            The Boeing Company.............................................   1,650,000
       31,000            United Technologies Corporation................................   2,952,750
                                                       -----------------------------------------------
                                                       Total Capital Goods                18,894,937
                                                       ===============================================
Communication Services  (15.7%)
       55,000            Airtouch Communications, Inc.*.................................   3,080,000
       69,740            Ameritech Corporation..........................................   3,761,601
       20,746            AT&T Corporation...............................................   1,291,439
       56,600            Bell Atlantic Corporation......................................   3,006,875
       90,000            Cable & Wireless plc ADR.......................................   3,026,250
       35,000            GTE Corporation................................................   2,054,063
      148,024            MCI Worldcom, Inc.*............................................   8,178,326
       78,800            MediaOne Group, Inc.*..........................................   3,334,225
       70,370            SBC Communications, Inc........................................   3,259,011
       32,945            Telefonica S.A. ADR............................................   4,511,405
                                                       -----------------------------------------------
                                                       Total Communication Services       35,503,195
                                                       ===============================================
Consumer Cyclicals  (9.3%)
       61,000            AutoZone, Inc.*........................                           1,605,063
       31,000            Chrysler Corporation...................                           1,491,875
       52,000            Cincinnati Bell, Inc...................                           1,348,750
       48,000            Dayton Hudson Corporation..............                           2,034,000
       33,000            Ford Motor Company.....................                           1,790,250

The accompanying notes to the financial statements are an integral part of this schedule.

                                  The AAL Mutual Funds Semi-Annual Report     41

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares                   Common Stocks (91.4%)                                                     Market Value
---------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (9.3%) - continued
     14,000              Gannett Company, Inc..................................................    $   866,250
     52,000              H&R Block, Inc........................................................      2,330,250
     52,000              Lowe's Companies, Inc.................................................      1,751,750
     33,000              Sears, Roebuck and Company............................................      1,482,937
     57,000              Service Corporation International.....................................      2,030,625
     21,000              The Gap, Inc..........................................................      1,262,625
     54,000              The Home Depot, Inc...................................................      2,349,000
     28,000              The New York Times Company Class A....................................        791,000
                                                            ---------------------------------------------------
                                                            Total Consumer Cyclicals                21,134,375
                                                            ===================================================
Consumer Staples (7.8%)
     39,000              Albertson's, Inc......................................................      2,166,938
     60,000              Avon Products, Inc....................................................      2,381,250
     71,000              Flowers Industries, Inc...............................................      1,455,500
     14,000              Hershey Foods Corporation.............................................        949,374
     16,000              Quaker Oats Company...................................................        945,000
     54,000              Ralston-Ralston Purina Group..........................................      1,802,250
     78,000              Rite Aid Corporation..................................................      3,095,625
     43,000              Sara Lee Corporation..................................................      2,566,563
     42,200              TCI Ventures Group*...................................................        785,975
     36,900              Tele-Communications, Inc.*............................................      1,554,413
                                                            ---------------------------------------------------
                                                            Total Consumer Staples                  17,702,888
                                                            ===================================================
Energy (10.0%)
     21,338              British Petroleum Company plc ADR.....................................      1,887,079
     44,000              Coastal Corporation...................................................      1,551,000
     19,500              Columbia Energy Group.................................................      1,128,562
     27,000              Consolidated Natural Gas Company......................................      1,425,938
     76,000              Diamond Offshore Drilling, Inc........................................      2,332,250
     28,000              Exxon Corporation.....................................................      1,995,000
     26,000              Mobil Corporation.....................................................      1,967,875
    134,000              Noble Drilling Corporation*...........................................      2,303,125
     96,000              Questar Corporation...................................................      1,890,000
     46,440              R&B Falcon Corporation*...............................................        629,843
     33,000              Texaco, Inc...........................................................      1,957,312
     72,000              The Williams Companies, Inc...........................................      1,975,500
     40,000              Transocean Offshore, Inc..............................................      1,477,500
                                                            ---------------------------------------------------
                                                            Total Energy                            22,520,984
                                                            ===================================================
Financials (16.0%)
     24,455              Associates First Capital Corporation..................................      1,724,078
     31,900              Banc One Corporation..................................................      1,559,113
     44,000              Chase Manhattan Corporation...........................................      2,499,750
      7,500              Citigroup, Inc........................................................        352,969
     63,000              Conseco, Inc..........................................................      2,185,313
     40,000              Crescent Real Estate Equities Company.................................      1,002,500
     17,000              Crestar Financial Corporation.........................................      1,119,875

The accompanying notes to the financial statements are an integral part of this schedule.

42        The AAL Mutual Funds Semi-Annual Report

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares             Common Stocks (9.4%)                                                             Market Value
================================================================================================================
Financials  (16.0%) - continued
      52,000       Duke Realty Investments, Inc................................................     $  1,241,500
      25,000       Equity Residential Properties Trust.........................................        1,050,000
      27,000       EXEL, Ltd...................................................................        2,063,813
      31,000       Fannie Mae..................................................................        2,195,188
      35,000       First Industrial Realty Trust, Inc..........................................          896,875
      30,000       First Union Corporation.....................................................        1,740,000
      24,000       Fleet Financial Group, Inc..................................................          958,500
      41,000       Freddie Mac.................................................................        2,357,500
      30,000       Mellon Bank Corporation.....................................................        1,803,750
      15,000       Mercantile Bancorporation, Inc..............................................          685,312
      23,000       Mercantile Bankshares Corporation...........................................          750,375
      13,000       National City Corporation...................................................          836,062
      62,000       Patriot American Hospitality, Inc...........................................          550,250
      39,000       Simon DeBartolo Group, Inc..................................................        1,167,563
      93,581       Starwood Hotels & Resorts...................................................        2,649,512
      25,000       Summit Bancorp..............................................................          948,437
      32,000       The Bank of New York Company, Inc...........................................        1,010,000
      53,000       Torchmark Corporation*......................................................        2,318,750
      13,000       Union Planters Corporation..................................................          603,687
                                                            ----------------------------------------------------
                                                            Total Financials                          36,270,672
                                                            ====================================================
Health Care (8.6%)
      95,000       American Home Products Corporation..........................................        4,631,250
      32,000       Elan Corporation plc ADR*...................................................        2,242,000
      33,000       Eli Lilly & Company.........................................................        2,670,937
      29,000       Johnson & Johnson...........................................................        2,363,500
      39,000       Medtronic, Inc..............................................................        2,535,000
      17,000       Merck & Company, Inc........................................................        2,299,250
      36,000       Warner-Lambert Company......................................................        2,821,500
                                                            ----------------------------------------------------
                                                            Total Health Care                         19,563,437
                                                            ====================================================
Technology (4.6%)
      96,000       ADC Telecommunications, Inc.*...............................................        2,208,000
      78,000       First Data Corporation......................................................        2,067,000
      19,000       International Business Machines Corporation.................................        2,820,313
      41,222       Lucent Technologies, Inc....................................................        3,305,489
                                                            ----------------------------------------------------
                                                            Total Technology                          10,400,802
                                                            ====================================================
Telecommunications (0.3%)
      40,000       CIENA Corporation*..........................................................          687,500
                                                            ----------------------------------------------------
                                                            Total Telecommunications                     687,500
                                                            ====================================================
Utilities (9.4%)
      36,000       Ameren Corporation..........................................................        1,437,750
      47,400       BEC Energy..................................................................        1,881,188
      73,000       Central & Southwest Corporation.............................................        2,030,313

The accompanying notes to the financial statements are an integral part of this schedule.

                               The AAL Mutual Funds Semi-Annual Report        43

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares             Common Stocks (9.4%)                                                             Market Value
================================================================================================================
Utilities (9.4%)-continued
      64,000       CMS Energy Corporation......................................................     $  2,820,000
      22,650       Consolidated Edison Company of New York.....................................        1,135,331
      48,000       Dominion Resources, Inc.....................................................        2,217,000
      65,000       Edison International........................................................        1,714,375
      73,100       New Century Energies, Inc...................................................        3,531,642
      56,000       PG&E Corporation............................................................        1,704,500
      67,000       Pinnacle West Capital Corporation...........................................        2,935,438
                                                            ----------------------------------------------------
                                                            Total Utilities                           21,407,537
                                                            ====================================================
                                                            ====================================================
                                                            Total Common Stocks
                                                            (cost $176,073,975)                      207,247,327
                                                            ====================================================

Par Value          Long-Term Fixed Income Obligations  (3.0%)
===============================================================================================
 $1,000,000        Potomac Electric Power Bonds 9.000%  4/15/2000..............................        1,017,377
  1,650,000        Texas Utilities Electric Bonds 9.750%  5/1/2021.............................        1,887,844
  3,150,000        U.S. Treasury Bonds 6.875% 3/31/2000........................................        3,256,313
    500,000        U.S. Treasury Notes 7.500% 11/15/2016.......................................          623,750
                                                            ----------------------------------------------------
                                                            Total Long-Term Fixed
                                                            Income Obligations
                                                            (amortized cost $6,711,077)                6,785,284
                                                            ====================================================
                                                            ====================================================
                                                            Total Long-Term Investments
                                                            (amortized cost $182,785,052)            214,032,611
                                                            ====================================================

                   Short-Term Obligations (5.0%)         Interest Rate **  Maturity Date
                   ============================================================================
  5,406,000        Exxon Asset Management                 5.370%             11/4/98                   5,402,775
  3,148,000        Ford Motor Credit Corporation          5.070%             11/2/98                   3,147,113
  2,794,000        Merrill Lynch & Company, Inc.          5.230%             11/5/98                   2,791,970
                                                            ----------------------------------------------------
                                                            Total Short-Term Obligations
                                                            (amortized cost $11,341,858)              11,341,858
                                                            ====================================================
                                                            ----------------------------------------------------
                                                            TOTAL INVESTMENTS (99.4%)
                                                            (amortized cost $194,126,910)            225,374,469
                                                            ----------------------------------------------------
                                                            Other Assets Less Liabilities (0.6%)       1,496,071
                                                            ====================================================
                                                            ====================================================
                                                            TOTAL NET ASSETS: (100.00%)              226,870,540
                                                            ====================================================

*  Non-income producing security
** The interest rate reflects the discount rate at the date of purchase

   The accompanying notes to the financial statements are an integral part of this schedule.

44     The AAL Mutual Funds Semi-Annual Report

The AAL Balanced Fund  SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Investment Objective

The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Shares                          Common Stocks (54.5%)                                   Market Value
====================================================================================================
Basic Materials (0.3%)
        2,400                   Eastman Chemical Company...........................       $  141,000
        1,600                   Praxair, Inc.......................................           64,400
                                                        --------------------------------------------
                                                        Total Basic Materials                205,400
                                                        ============================================
Capital Goods (4.4%)
        2,500                   Avery Dennison Corporation.........................          103,594
        1,900                   Caterpillar, Inc...................................           85,500
        3,300                   Cordant Technologies, Inc..........................          134,269
        3,900                   Deere & Company....................................          137,962
       17,000                   General Electric Company...........................        1,487,500
        9,300                   Herman Miller, Inc.................................          205,181
        2,300                   Honeywell, Inc.....................................          183,713
        8,000                   Illinois Tool Works, Inc...........................          513,000
        2,300                   Owens Illinois, Inc.*..............................           70,294
        1,500                   PACCAR, Inc........................................           65,437
        3,300                   The Boeing Company.................................          123,750
        3,000                   United Technologies Corporation....................          285,750
                                                        --------------------------------------------
                                                        Total Capital Goods                3,395,950
                                                        ============================================
Communication Services (3.6%)
        9,900                   Ameritech Corporation..............................          533,981
       10,100                   Bell Atlantic Corporation..........................          536,563
        4,500                   MCI Worldcom, Inc..................................          248,625
       25,800                   MediaOne Group, Inc.*..............................        1,091,662
        3,500                   Mediaone Group, Inc. `ATI' Premium Income
                                Exchangeable Securities 6.250% 8/15/2001...........          188,563
        2,000                   Sprint Corporation.................................          153,500
          690                   US West, Inc.......................................           39,589
                                                        --------------------------------------------
                                                        Total Communication Services       2,792,483
                                                        ============================================
Consumer Cyclicals (3.4%)
        3,100                   AutoZone, Inc.*....................................           81,569
        1,074                   Aztec Technology Partners, Inc.*...................            5,840
        5,200                   Costco Companies, Inc.*............................          295,100
        4,900                   Family Dollar Stores, Inc..........................           88,812
        4,900                   Gannett Company, Inc...............................          303,188
       10,100                   Harley-Davidson, Inc...............................          391,375
          537                   Navigant International, Inc.*......................            3,088
       12,150                   Pier 1 Imports, Inc................................          112,387
       14,600                   Ross Stores, Inc...................................          474,500

The accompanying notes to the financial statements are an integral part of this schedule.
                               The AAL Mutual Funds Semi-Annual Report        45

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares                   Common Stocks (54.5%)                                   Market Value
=============================================================================================
Consumer Cyclicals (3.4%) - continued
         597             School Specialty, Inc.*............................     $      9,403
       9,200             Service Corporation International..................          327,750
       6,500             The New York Times Company Class A.................          183,625
       1,600             The Times Mirror Company...........................           88,700
       7,800             Tiffany and Company................................          252,037
       1,343             U.S. Office Products Company*......................           10,324
         716             Workflow Management, Inc.*.........................            4,117
                                                 --------------------------------------------
                                                 Total Consumer Cyclicals           2,631,815
                                                 ============================================

Consumer Staples (13.3%)
        6,500            Alberto-Culver Company.............................          172,656
        5,400            Bestfoods..........................................          294,300
       22,500            Comcast Corporation................................        1,110,937
          700            Corn Products International, Inc...................           19,950
       22,600            Cox Communications, Inc. Class A*..................        1,240,175
        1,600            Dean Foods Company.................................           75,000
        9,300            General Mills, Inc.................................          683,550
        8,800            General Nutrition Companies, Inc.*.................          128,150
        8,600            Gillette Company...................................          386,463
       10,200            PepsiCo, Inc.......................................          344,250
       25,000            Philip Morris Companies, Inc.......................        1,278,125
       10,600            Procter & Gamble Company...........................          942,075
        8,100            Safeway, Inc.*.....................................          387,281
        3,300            TCI Satellite Entertainment, Inc.*.................            5,362
       24,500            TCI Ventures Group*................................          456,313
       21,400            Tele-Communications, Inc.*.........................          901,475
        9,000            The Walt Disney Company............................          242,438
        2,700            Time Warner, Inc...................................          250,594
       28,500            Walgreen Company...................................        1,387,594
                                                 --------------------------------------------
                                                 Total Consumer Staples            10,306,688
                                                 ============================================

Energy (4.0%)
        4,900            Baker Hughes, Inc..................................          108,106
        4,700            British Petroleum Company plc ADR..................          415,656
        4,900            CalEnergy Company, Inc.*...........................          134,138
        3,400            Chevron Corporation................................          277,100
        3,700            Columbia Energy Group..............................          214,137
        6,200            ENSCO International, Inc...........................           83,313
       16,300            Exxon Corporation..................................        1,161,375
        5,600            Halliburton Company................................          201,250
       10,900            Royal Dutch Petroleum Company ADR..................          536,825
                                                 --------------------------------------------
                                                 Total Energy                       3,131,900
                                                 ============================================

The accompanying notes to the financial statements are an integral part of this schedule.

46     The AAL Mutual Funds Semi-annual Report

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares                      Common Stocks (54.5%)                                   Market Value
====================================================================================================
Financials (9.9%)
        6,000               American Express Company...........................      $   530,250
       15,500               American International Group, Inc..................        1,321,375
          900               Associates First Capital Corporation...............           63,450
       12,926               Banc One Corporation...............................          631,758
        9,100               BankAmerica Corporation............................          522,681
       10,500               CIGNA Corporation..................................          765,844
       10,000               Citigroup, Inc.....................................          470,625
       13,900               Conseco, Inc.......................................          482,156
       10,300               Fannie Mae.........................................          729,369
          400               Hartford Life, Inc.................................           18,500
        7,500               Household International, Inc.......................          274,219
        5,900               J.P. Morgan & Company..............................          308,100
       14,400               MBNA Corporation...................................          556,075
        7,900               MGIC Investment Corporation........................          328,500
        7,200               National City Corporation..........................          463,050
        1,400               Northern Trust Corporation.........................          103,250
        3,508               Starwood Hotels & Resorts..........................           99,320
                                                    --------------------------------------------
                                                    Total Financials                   7,668,522
                                                    ============================================

Health Care (6.9%)
        2,700               Elan Corporation plc ADR...........................          189,169
        8,100               Eli Lilly & Company................................          655,594
        9,600               Johnson & Johnson..................................          782,400
        3,200               Medtronic, Inc.....................................          208,000
       11,300               Merck & Company, Inc...............................        1,528,325
       11,000               Pfizer, Inc........................................        1,180,437
        4,900               Schering-Plough Corporation........................          504,088
        4,700               Wellpoint Health Networks, Inc.*...................          346,037
                                                    --------------------------------------------
                                                    Total Health Care                  5,394,050
                                                    ============================================

Technology (7.9%)
       12,500               ADC Telecommunications, Inc.*......................          287,500
        3,100               Arrow Electronics, Inc.*...........................           67,619
          100               At Home Corporation*...............................            4,425
       11,200               Automatic Data Processing, Inc.....................          871,500
        7,100               Cisco Systems, Inc.*...............................          447,300
        6,500               Cognos, Inc.*......................................          130,406
        3,600               Computer Associates International, Inc.............          141,750
        9,500               First Data Corporation.............................          251,750
        2,100               Gateway 2000, Inc.*................................          117,206
       11,500               HBO & Company......................................          301,875
        2,600               Hewlett-Packard Company............................          156,488
        4,000               Intel Corporation..................................          356,750
       12,300               Lucent Technologies, Inc...........................          986,306
       11,700               Microsoft Corporation*.............................        1,238,737
        5,400               National Data Corporation..........................          182,925

The accompanying notes to the financial statements are an integral part of this schedule.

                                The AAL Mutual Funds Semi-Annual Report       47

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Shares                  Common Stocks (54.5%)                                                         Market Value
==========================================================================================================================
Technology (7.9%) - continued
        3,400           Quantum Corporation*.....................................................     $     59,500
        4,400           Seagate Technology, Inc.*................................................          116,050
        8,100           Tellabs, Inc.*...........................................................          445,500
                                                          --------------------------------------------------------
                                                          Total Technology                               6,163,587
                                                          ========================================================

Transportation (0.7%)
        1,300           CNF Transportation, Inc..................................................           39,325
       23,900           Southwest Airlines Company...............................................          506,381
                                                          --------------------------------------------------------
                                                          Total Transportation                             545,706
                                                          ========================================================

Utilities (0.1%)
        3,500           Entergy Corporation......................................................          100,625
                                                          --------------------------------------------------------
                                                          Total Utilities                                  100,625
                                                          ========================================================

                                                          --------------------------------------------------------
                                                          Total Common Stocks
                                                          (cost basis $41,054,811)                      42,336,726
                                                          ========================================================

Par Value             Long-Term Fixed-income Obligations (33.2%)         Interest Rate      Maturity Date
==================================================================================================================
U.s. Government Obligations (26.7%)
       $1,500,000       U.S. Treasury Notes **.......................... 5.000%        11/15/2028        1,485,045
        3,000,000       U.S. Treasury Notes **.......................... 4.500         11/15/2008        2,988,060
        3,000,000       U.S. Treasury Notes **.......................... 4.125         11/15/2003        2,993,700
        2,000,000       U.S. Treasury Notes ***......................... 5.250          8/15/2003        2,086,874
          500,000       U.S. Treasury Notes............................. 7.250          8/15/2004          569,531
        5,500,000       U.S. Treasury Notes ***......................... 7.500          2/15/2005        6,383,437
        1,000,000       U.S. Treasury Notes ***......................... 6.500          5/15/2005        1,112,500
          500,000       U.S. Treasury Notes............................. 6.500          8/15/2005          557,813
        1,000,000       U.S. Treasury Notes............................. 5.625          5/15/2001        1,033,125
        1,500,000       U.S. Treasury Notes............................. 5.375          6/30/2003        1,566,562
                                                          --------------------------------------------------------
                                                          Total U.S. Government Obligations             20,776,647
                                                          ========================================================

Asset-backed Securities (0.6%)
          500,000       MBNA Master Credit Card Trust 98-J A............ 5.250         10/15/2003          499,297
                                                          --------------------------------------------------------
                                                          Total Asset-backed Securities                    499,297
                                                          ========================================================

Corporate Obligations (5.9%)
        1,000,000       Associates Corporation of North America......... 5.750          11/1/2003        1,003,860
          500,000       Federated Department Stores..................... 6.125           9/1/2001          508,942
          500,000       Sears Roebuck Acceptance Corporation............ 6.000          3/20/2003          509,481
          500,000       Texas Utilities................................. 5.940         10/15/2001          500,780

The accompanying notes to the financial statements are an integral part of this schedule.

48    The AAL Mutual Funds Semi-Annual Report

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                       Long-Term Fixed-Income Obligations (33.2%)     Interest Rate    Maturity Date  Market Value
===========================================================================================================================
Corporate Obligations (5.9%) - continued
     $ 500,000                  Tyco International Group SA................... 6.125            6/15/2001         $ 507,597
       500,000                  US West Capital Funding, Inc.................. 6.125            7/15/2002           515,584
       500,000                  Western Resources, Inc........................ 6.250            8/15/2003           518,072
       500,000                  Worldcom, Inc................................. 6.125            8/15/2001           511,899
                                                                      -----------------------------------------------------
                                                                      Total Corporate Obligations                 4,576,215
                                                                      =====================================================

                                                                      -----------------------------------------------------
                                                                      Total Long-Term Fixed Income Obligations
                                                                      (amortized cost basis $25,351,645)         25,852,159
                                                                      =====================================================

                   Short-Term Obligations (21.4%)                     Interest Rate****       Maturity Date
                   ========================================================================================================
      3,500,000    Exxon Asset Management..................................... 5.070              11/3/98         3,498,521
      1,814,000    Exxon Asset Management..................................... 5.370              11/4/98         1,812,918
      3,634,000    Ford Motor Credit Corporation.............................. 5.070              11/2/98         3,632,976
      2,000,000    Ford Motor Credit Corporation.............................. 5.100             11/10/98         1,997,167
      3,500,000    General Motors Acceptance Corporation...................... 5.150             11/16/98         3,491,989
      2,189,000    Merrill Lynch & Company, Inc............................... 5.230              11/5/98         2,187,410

                                                                      -----------------------------------------------------
                                                                      Total Short-Term Variable Rate Obligations
                                                                      (amortized cost basis $16,620,981)         16,620,981
                                                                      =====================================================

                                                                      -----------------------------------------------------
                                                                      Total Investments (109.1%)
                                                                      (amortized cost basis $83,027,437)        84,809,866
                                                                      ====================================================

                                                                      -----------------------------------------------------
                                                                      Other Assets, less Liabilities (-9.1%)    (7,071,341)
                                                                      ====================================================

                                                                      ----------------------------------------------------
                                                                      NET ASSETS (100.0%)                      $77,738,525
                                                                      ====================================================

   *    Non-income producing security
  **    When issued security
 ***    Collateral for when issued security
****    The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

                                 The AAL Mutual Funds Semi-Annual Report      49

The AAL High Yield Bond Fund  SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998


    Investment Objective

The Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds."

Par Value                        Long-Term Fixed-Income Obligations (94.8%)       Interest Rate    Maturity Date    Market Value
================================================================================================================================
Chemicals (2.4%)
$       1,250,000                LaRoche Industries, Inc.........................         9.500%       9/15/2007      $1,075,000
        1,500,000                PCI Chemicals Canada, Inc.......................         9.250       10/15/2007       1,125,000
        1,000,000                Sterling Chemicals, Inc.........................        11.750        8/15/2006         780,000
                                                                             ---------------------------------------------------
                                                                             Total Chemicals                           2,980,000
                                                                             ===================================================
Construction (3.8%)
        1,000,000                American Standard, Inc..........................         7.625        2/15/2010         993,750
        1,000,000                Fortress Group, Inc.............................        13.750        5/15/2003       1,032,500
          750,000                ISG Resources, Inc..............................        10.000        4/15/2008         738,750
        1,250,000                Omega Cabinets, Ltd.............................        10.500        6/15/2007       1,025,000
        1,250,000                Penhall Acquisition Corporation*................        12.000         8/1/2006       1,062,500
                                                                             ---------------------------------------------------
                                                                             Total.Construction                        4,852,500
                                                                             ===================================================
Consumer Products (3.2%)
        1,000,000                Commemorative Brands, Inc.......................        11.000        1/15/2007         700,000
        1,000,000                Doskocil Manufacturing Company, Inc.............        10.125        9/15/2007         930,000
        1,500,000                Revlon Escrow Corporation.......................         8.625         2/1/2008       1,353,750
        1,500,000                Samsonite Corporation...........................        10.750        6/15/2008       1,057,500
                                                                            ----------------------------------------------------
                                                                            Total Consumer Products                    4,041,250
                                                                            ====================================================
Containers (0.8%)
        1,000,000                Anchor Glass Containers Corporation.............        11.250         4/1/2005       1,022,500
                                                                             ---------------------------------------------------
                                                                             Total Containers                          1,022,500
                                                                             ===================================================
Energy (7.7%)
        1,000,000                Abraxas Petro Corporation.......................        11.500        11/1/2004         770,000
        1,000,000                AEI Holdings Company *..........................        10.000       11/15/2007         900,000
          500,000                Amerigas Partners, L.P..........................        10.125        4/15/2007         493,750
        1,000,000                Belco Oil & Gas Corporation.....................         8.875        9/15/2007         860,000
        1,250,000                Clark Refining & Marketing Corporation..........         8.375       11/15/2007       1,156,250
        1,750,000                Northern Offshore ASA*..........................        10.000        5/15/2007       1,137,500
        1,000,000                P&L Coal Holding Corporation*...................         8.875        5/15/2008       1,007,500
        1,250,000                Pen Holdings, Inc.*.............................         9.875        6/15/2008       1,131,250
        1,250,000                Statia Terminals International N.V..............        11.750       11/15/2003       1,237,500
        1,500,000                Transamerican Energy Corporation................        11.500        6/15/2002         525,000
          500,000                XCL Limited *...................................        13.500         5/1/2004         505,000
                                                                             ---------------------------------------------------
                                                                             Total Energy                              9,723,750
                                                                             ===================================================

The accompanying notes to the financial statements are an integral part of this schedule.


50  The AAL Mutual Funds Semi-Annual Report

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                        Long-Term Fixed-Income Obligations (94.8%)       Interest Rate    Maturity Date    Market Value
================================================================================================================================
Financials (1.8%)
$       1,250,000                Arcadia Financial, Ltd..........................        11.500%       3/15/2007        $812,500
              750                Arcadia Financial, Ltd. (Warrants)..............                                          1,875
        1,500,000                Emergent Group, Inc.............................        10.750        9/15/2004         750,000
        1,000,000                Imperial Credit Industries......................         9.875        1/15/2007         700,000
                                                                             ---------------------------------------------------
                                                                             Total Financials                          2,264,375
                                                                             ===================================================
Food & Beverages (3.8%)
          258,000                Envirodyne Industries, Inc......................        12.000        6/15/2000         256,065
          750,000                Envirodyne Industries, Inc......................        10.250        12/1/2001         697,500
        1,250,000                Fresh Foods, Inc.*..............................        10.750         6/1/2006       1,125,000
        1,500,000                Smithfield Foods, Inc...........................         7.625        2/15/2008       1,458,750
        1,500,000                Specialty Foods Corporation.....................        10.250        8/15/2001       1,230,000
                                                                             ---------------------------------------------------
                                                                             Total Food & Beverages                    4,767,315
                                                                             ===================================================
Food Retailers (2.3%)
        1,000,000                DiGiorgio Corporation...........................        10.000        6/15/2007         912,500
        1,000,000                Fleming Companies, Inc..........................        10.625       12/15/2001       1,012,500
        1,000,000                Fleming Companies, Inc..........................        10.500        12/1/2004         930,000
                                                                             ---------------------------------------------------
                                                                             Total Food Retailers                      2,855,000
                                                                             ===================================================
Forest Products & Paper (4.7%)
          500,000                American Pad & Paper Company....................        13.000       11/15/2005         240,000
        1,250,000                Four M Corporation..............................        12.000         6/1/2006         937,500
        1,000,000                Gaylord Container Corporation...................         9.375        6/15/2007         760,000
        1,500,000                Indah Kiat Finance Mauritius, Ltd...............        10.000         7/1/2007         806,250
        1,650,000                Millar Western Forest Products, Ltd.*...........         9.875        5/15/2008       1,023,000
        1,000,000                Riverwood International Corporation.............        10.250         4/1/2006         915,000
        1,000,000                Sweetheart Cup Company, Inc.....................         9.625         9/1/2000         910,000
          500,000                Sweetheart Cup Company, Inc.....................        10.500         9/1/2003         350,000
                                                                             ---------------------------------------------------
                                                                             Total Forest Products & Paper             5,941,750
                                                                             ===================================================
Health Care (5.0%)
        1,500,000                ICN Pharmaceuticals, Inc........................         9.250        8/15/2005       1,470,000
        1,000,000                Mariner Post-acute Network......................         9.500        11/1/2007         815,000
        1,000,000                Oxford Health Plans, Inc.*......................        11.000        5/15/2005         810,000
        1,000,000                Quorum Health Group, Inc........................         8.750        11/1/2005         950,000
        1,500,000                Tenet Healthcare Corporation....................         8.125        12/1/2008       1,522,500
              500                Imagyn (Warrants)...............................                                             50
        1,000,000                Vencor, Inc.....................................         9.875         5/1/2005         780,000
                                                                             ---------------------------------------------------
                                                                             Total Health Care                         6,347,550
                                                                             ===================================================
Leisure (8.7%)
          750,000                Booth Creek Ski Holding Company.................        12.500        3/15/2007         697,500
        1,000,000                Grand Casinos, Inc..............................        10.125        12/1/2003       1,050,000
        1,250,000                HMH Properties, Inc.............................         7.875         8/1/2005       1,221,875
        2,000,000                Livenet, Inc....................................         9.375       10/15/2004       1,300,000

The accompanying notes to the financial statements are an integral part of this schedule.
                           The AAL Mutual Funds Semi-Annual Report         51

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                         Long-Term Fixed-Income Obligations (94.8%)        Interest Rate    Maturity Date    Market Value
==================================================================================================================================
Leisure (8.7%) - continued
$    1,070,000                    Prime Hospitality Corporation......................   9.250%        1/15/2006       $1,070,000
     1,250,000                    Regal Cinemas, Inc.* ..............................   9.500          6/1/2008        1,221,875
     1,500,000                    Riviera Holdings Corporation.......................  10.000         8/15/2004        1,252,500
     1,000,000                    Silver Cinemas, Inc.* .............................  10.500         4/15/2005          900,000
     1,250,000                    Trump Atlantic City Associates Funding, Inc. ......  11.250          5/1/2006        1,085,937
     1,193,515                    United Artists Theatre Circuit, Inc. ..............   9.300          7/1/2015        1,117,333
                                                                     -------------------------------------------------------------
                                                                     Total Leisure                                    10,917,020
                                                                     =============================================================
Media (0.8%)
     1,000,000                    Hollinger International Publishing, Inc. ..........   8.625         3/15/2005        1,045,000
                                                                     -------------------------------------------------------------
                                                                     Total Media                                       1,045,000
                                                                     =============================================================
Media-Broadcasting (2.4%)
     1,000,000                    Allbritton Communications, Inc. ...................   9.750        11/30/2007        1,020,000
     1,000,000                    Chancellor Media Corporation* .....................   9.000         10/1/2008        1,005,000
     1,000,000                    Spanish Broadcasting Systems, Inc. ................  11.000         3/15/2004        1,020,000
                                                                     -------------------------------------------------------------
                                                                     Total Media-Broadcasting                          3,045,000
                                                                     =============================================================
Media-Cable (4.6%)
     1,000,000                    Century Communications Corporation.................   8.750         10/1/2007        1,032,500
     2,000,000                    CSC Holdings, Inc. ................................   7.845         2/15/2018        1,925,000
     1,000,000                    James Cable Partners, L.P. ........................  10.750         8/15/2004        1,030,000
       750,000                    Jones Intercable, Inc. ............................   8.875          4/1/2007          802,500
     1,000,000                    NTL, Inc. .........................................  10.000         2/15/2007          960,000
                                                                     -------------------------------------------------------------
                                                                     Total Media-Cable                                 5,750,000
                                                                     =============================================================
Metals-Diversified (3.1%)
     1,500,000                    Algoma Steel Corporation...........................  12.375         7/15/2005        1,065,000
     1,000,000                    AmeriSteel Corporation.............................   8.750         4/15/2008          907,500
     1,500,000                    Bayou Steel Corporation............................   9.500         5/15/2008        1,305,000
       750,000                    Sheffield Steel Corporation........................  11.500         12/1/2005          562,500
                                                                     -------------------------------------------------------------
                                                                     Total Metals-Diversified                          3,840,000
                                                                     =============================================================
Manufacturing-Auto (3.5%)
     1,000,000                    Breed Technologies* ...............................   9.250         4/15/2008          785,000
     1,000,000                    Federal Mogul Corporation..........................   7.875          7/1/2010          977,185
       750,000                    Talon Automotive Group* ...........................   9.625          5/1/2008          660,000
     1,000,000                    Trident Automotive PLC.............................  10.000        12/15/2005        1,012,500
     1,000,000                    Walbro Corporation.................................   9.875         7/15/2005          920,000
                                                                     -------------------------------------------------------------
                                                                     Total Manufacturing-Auto                          4,354,685
                                                                     =============================================================

Miscellaneous Manufacturing (10.8%)
     1,000,000                    AEP Industries, Inc. ..............................   9.875        11/15/2007          937,500
       500,000                    Day International Group, Inc. .....................  11.125          6/1/2005          517,500
     1,250,000                    Derlan Manufacturing, Inc. ........................  10.000         1/15/2007        1,037,500
     1,000,000                    Glasstech, Inc. ...................................  12.750          7/1/2004          880,000

The accompanying notes to the financial statements are an integral part of this schedule.

52   The AAL Mutual Funds Semi-Annual Report

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                         Long-Term Fixed-Income Obligations (94.8%)        Interest Rate    Maturity Date    Market Value
==================================================================================================================================
Miscellaneous Manufacturing (10.8%) - continued
$    1,500,000                    High Voltage Engineering Corporation...............   10.500%        8/15/2004      $1,350,000
     1,000,000                    Impaq Group, Inc.* ................................   10.125         3/15/2008         950,000
     1,250,000                    Indesco International, Inc. .......................    9.750         4/15/2008       1,137,500
     1,400,000                    Interlake Corporation .............................   12.125          3/1/2002       1,309,000
     1,500,000                    Key Components, LLC.* .............................   10.500          6/1/2008       1,380,000
     1,250,000                    Morris Materials Handling Corporation..............    9.500          4/1/2008         850,000
     1,750,000                    Paragon Corporation Holdings.......................    9.625          4/1/2008       1,203,125
     1,000,000                    RBX Corporation....................................   12.000         1/15/2003         783,750
     1,250,000                    W.R. Carpenter North America, Inc. ................   10.625         6/15/2007       1,200,000
                                                                              ----------------------------------------------------
                                                                              Total Miscellaneous-Manufacturing       13,535,875
                                                                              ====================================================
Pollution Control (1.5%)
     1,250,000                    Envirosource, Inc. ................................    9.750         6/15/2003       1,012,500
       940,000                    HydroChem Industrial Services, Inc. ...............   10.375          8/1/2007         857,750
                                                                              ----------------------------------------------------
                                                                              Total Pollution Control                  1,870,250
                                                                              ====================================================
Restaurants/Food Services (3.3%)
     1,250,000                    American Restaurant Group, Inc. ...................   11.500         2/15/2003       1,125,000
     1,250,000                    AmeriServe Food Distribution, Inc. ................    8.875        10/15/2006       1,059,375
     1,000,000                    Friendly Ice Cream Corporation.....................   10.500         12/1/2007         910,000
     1,000,000                    Tricon Global......................................    7.650         5/15/2008       1,040,391
                                                                              ----------------------------------------------------
                                                                              Total Restaurants/Food Services          4,134,766
                                                                              ====================================================
Retail Stores (3.5%)
       750,000                    Brown Group, Inc. .................................    9.500        10/15/2006         757,500
     1,000,000                    Frank's Nursery & Crafts, Inc. ....................   10.250          3/1/2008         940,000
     1,000,000                    National Vision Associates.........................   12.750        10/15/2005       1,002,500
       750,000                    PhillipsVan-Heusen Corporation.....................    9.500          5/1/2008         720,000
     1,000,000                    The Pantry, Inc. ..................................   10.250        10/15/2007         970,000
                                                                              ----------------------------------------------------
                                                                              Total Retail Stores                      4,390,000
                                                                              ====================================================
Technology (1.0%)
  1,500,000.00                    Viasystems, Inc. ..................................    9.750          6/1/2007       1,320,000
                                                                              ----------------------------------------------------
                                                                              Total Technology                         1,320,000
                                                                              ====================================================
Telecommunications (6.9%)
       750,000                    BTI Telecom Corporation............................   10.500         9/15/2007         570,000
     2,000,000                    Comcast Cellular Holdings, Inc. ...................    9.500          5/1/2007       2,060,000
     1,250,000                    Globalstar, L.P. ..................................   11.375         2/15/2004         837,500
     1,500,000                    Iridium Capital Corporation........................   11.250         7/15/2005       1,140,000
     1,250,000                    Level 3 Communications, Inc. ......................    9.125          5/1/2008       1,175,000
     1,000,000                    Paging Network, Inc. ..............................   10.000        10/15/2008         975,000
     1,000,000                    Time Warner Telecommunications, Inc. ..............    9.750         7/15/2008       1,007,500
           500                    Unifi Communications, Inc. (Warrants)* ............                                         50
     1,000,000                    USA Mobile Communications, Inc. ...................    9.500          2/1/2004         900,000
                                                                            ------------------------------------------------------
                                                                            Total Telecommunications                   8,665,050
                                                                            ======================================================


The accompanying notes to the financial statements are an integral part of this schedule.
                                      The AAL Mutual Funds Semi-Annual Report 53

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998


Par Value                     Long-Term Fixed-Income Obligations (94.8%)        Interest Rate    Maturity Date    Market Value
==============================================================================================================================
Textiles (2.1%)
$     750,000                 Anvil Knitwear, Inc. ................................10.875%         3/15/2007        $  660,000
    1,000,000                 Ntex, Inc.* .........................................11.500           6/1/2006           960,000
    1,250,000                 WorldTex, Inc. ...................................... 9.625         12/15/2007         1,042,188
                                                                   -----------------------------------------------------------
                                                                   Total Textiles                                    2,662,188
                                                                   ===========================================================
Transportation (3.7%)
    1,000,000                 Allied Holdings, Inc. ............................... 8.625          10/1/2007           982,500
    1,000,000                 Moran Transportation Company.........................11.750          7/15/2004         1,052,500
    1,000,000                 Panoceanic Bulk Carriers Limited.....................12.000         12/15/2007           630,000
    1,250,000                 Petro Stopping Center, L.P. .........................10.500           2/1/2007         1,225,000
    1,000,000                 Transportation Maritima Mexicana S.A. de C.V. .......10.000         11/15/2006           750,000
                                                                   -----------------------------------------------------------
                                                                   Total Transportation                              4,640,000
                                                                   ===========================================================
Utilities(3.4%)
    1,250,000                 CalEnergy Company.................................... 7.230          9/15/2020         1,270,125
    1,000,000                 Cathay International Ltd.* ..........................13.000          4/15/2008           400,000
    1,500,000                 Energy Corporation of America........................ 9.500          5/15/2007         1,350,000
    1,250,000                 Niagara Mohawk Power Corporation..................... 7.625          10/1/2005         1,287,281
                                                                   -----------------------------------------------------------
                                                                   Total Utilities                                   4,307,406
                                                                   ===========================================================
                                                                   Total Long-Term Fixed-Income Obligations
                                                                   (amortized cost basis $135,764,569)             119,273,230
                                                                   ===========================================================

                              Short-Term Obligations (2.4%)                     Interest Rate**  Maturity Date
                              ================================================================================
    1,570,000                 Exxon Asset Management............................... 5.370%           11/4/98         1,569,063
      726,000                 Ford Motor Credit Corporation........................ 5.070%           11/2/98           725,796
      760,000                 Merrill Lynch & Company, Inc. ....................... 5.230%           11/5/98           759,448
                                                                   -----------------------------------------------------------
                                                                   Total Short-Term Obligations
                                                                   (amortized cost basis $3,054,307)                 3,054,307
                                                                   ===========================================================

                                                                   -----------------------------------------------------------
                                                                   Total Investments (97.2%)
                                                                   (amortized cost basis $138,818,876)             122,327,537
                                                                   ===========================================================

                                                                   -----------------------------------------------------------
                                                                   Other Assets, Less Liabilities (2.8%)             3,482,464
                                                                   ===========================================================

                                                                   -----------------------------------------------------------
                                                                   NET ASSETS (100%)                              $125,810,001
                                                                   ===========================================================

 *  144A security
**  The interest rate reflects the discount rate at the date of purchase

The accompanying notes to the financial statements are an integral part of this schedule.

54     The AAL Mutual Funds Semi-Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

     Investment Objective:

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal securities.

Par Value           Municipal Bonds (99.3%)                                 Interest Rate       Maturity Date          Market Value
===================================================================================================================================
Alaska (1.0%)
     $  2,130,000   Alaska Industrial Development Authority Power
                    Revenue Bonds (Snettisham Hydroelectric Project,
                    1st Series) (AMBAC Insured) (Subject to `AMT')............   6.000%           1/1/2014              $ 2,345,663

        2,260,000   Alaska Industrial Development Authority Power
                    Revenue Bonds (Snettisham Hydroelectric Project,
                    1st Series) (AMBAC Insured) (Subject to `AMT')............   6.000            1/1/2015                2,480,350
                                                            -----------------------------------------------------------------------
                                                            Total Alaska                                                  4,826,013
                                                            =======================================================================

Arizona (1.3%)
        1,000,000   Mohave County, Arizona School District No. 1
                    General Obligation Bonds, Series A (FGIC Insured).........   5.900            7/1/2015                1,092,500

        5,000,000   Salt River, Arizona Project Revenue Bonds**...............   5.500            1/1/2019                5,168,750

          450,000   University of Arizona Certificate Participation Bonds
                    (Administrative and Parking Facility) (MBIA Insured)......   6.000            7/15/2023                 488,250
                                                            -----------------------------------------------------------------------
                                                            Total Arizona                                                 6,749,500
                                                            =======================================================================

California (17.4%)
        3,715,000   California Rural Home Mortgage Finance Authority
                    Single Family Mortgage Revenue Bonds
                    (GNMA/FNMA/FHLMC Insured) (Subject to `AMT')..............   7.000            9/1/2029                4,188,663

        1,780,000   California Rural Home Mortgage Finance
                    Authority Single Family Mortgage Revenue Bonds,
                    Series D, Class 5 (GNMA/FNMA/FHLMC Insured)
                    (Subject to `AMT')........................................   6.700            5/1/2029                2,031,425

        1,015,000   California Rural Home Mortgage Finance Authority
                    Single Family Mortgage Revenue Bonds, Series A-3
                    (GNMA/FHLMC/FNMA Insured) (Subject to `AMT')..............   7.250           12/1/2024                1,121,575

        4,250,000   California Rural Home Mortgage Finance Authority
                    Single Family Mortgage Revenue Bonds, Series A
                    (GNMA/FNMA/FHLMC Insured) (Subject to `AMT')..............   5.750           12/1/2029                4,637,812

        2,500,000   California Statewide Communities Development
                    Authority Apartment Revenue Bonds
                    (Subject to `AMT')........................................   5.250           5/15/2025                2,540,625

        2,500,000   California Statewide Communities Development
                    Authority Apartment Revenue Bonds
                    (Subject to `AMT ').......................................   4.900           5/15/2025                2,534,375

        5,000,000   California Statewide Communities Development
                    Authority Apartment Revenue Bonds
                    (Subject to `AMT' ).......................................   5.050           5/15/2025                5,068,750

        4,855,000   Contra Costa County, California Home Mortgage
                    Revenue Bonds (Escrowed to Maturity)......................   7.500            5/1/2014                6,086,956

        2,830,000   Elk Grove, California School District Special Tax
                    Capital Appreciation (Community Facilities District 1)
                    (MBIA Insured)*...........................................   0.000           12/1/2012                1,432,688

        2,830,000   Elk Grove, California School District Special Tax
                    Capital Appreciation (Community Facilities District 1)
                    (MBIA Insured)*...........................................   0.000           12/1/2013                1,344,250

The accompanying notes to the financial statements are an integral part of this schedule.

                                     The AAL Mutual Funds Semi-Annual Report  55

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value           Municipal Bonds (99.3%)                                 Interest Rate       Maturity Date          Market Value
===================================================================================================================================
California (17.4%) - continued
    $ 2,820,000     Elk Grove, California School District Special Tax
                    Capital Appreciation (Community Facilities District 1)
                    (MBIA Insured)*...........................................   0.000%           12/1/2014             $ 1,254,900

      1,335,000     Foothill/Eastern Transportation California Toll Road
                    Revenue Bonds, Series A...................................   0.000             1/1/2005                 999,581

      5,000,000     Foothill/Eastern Transportation California Toll Road
                    Revenue Bonds, Series A...................................   0.000             1/1/2009               4,018,750

      5,000,000     Foothill/Eastern Transportation California Toll Road
                    Revenue Bonds, Series A...................................   0.000             1/1/2010               4,062,500

      5,000,000     Foothill/Eastern Transportation California Toll Road
                    Revenue Bonds, Series A...................................   0.000             1/1/2011               4,106,250

        605,000     Foothill/Eastern Transportation California Toll Road
                    Revenue Bonds, Series A...................................   0.000             1/1/2012                 504,418

      6,000,000     Foothill/Eastern Transportation California Toll Road
                    Revenue Bonds, Series A...................................   0.000             1/1/2013               5,077,500

      7,145,000     Foothill/Eastern Transportation California Toll Road
                    Revenue Bonds, Series A...................................   0.000             1/1/2014               6,126,838

     10,135,000     Foothill/Eastern Transportation California Toll Road
                    Revenue Bonds, Series A...................................   5.000             1/1/2035               9,729,600

      4,200,000     Fresno, California Sewer Revenue Bonds,
                    Series 1993 A-1 (AMBAC Insured)...........................   6.250             9/1/2014               4,977,000

      1,580,000     Kern, California High School District General
                    Obligation Bonds, Series A (MBIA Insured).................   6.600             2/1/2020               1,919,700

        440,000     Los Angeles, California Wastewater Revenue Bonds,
                    Series B (MBIA Insured)...................................   5.700             6/1/2023                 466,400

      4,320,000     Murrieta Valley, California Unified School District
                    General Obligation Unlimited Bonds (FGIC Insured).........   0.000             9/1/2013               2,149,200

      3,500,000     Orange County, California Transit Authority, Sales Tax
                    Revenue Bonds, Series 1992-M (MBIA Insured)...............   6.000            2/15/2009               4,003,125

      4,200,000     Pomona, California Single Family Housing Revenue
                    Bonds (Escrowed to Maturity)..............................   7.600             5/1/2023               5,622,750

      2,075,000     Pomona, California Unified School District General
                    Obligation Bonds (MBIA Insured)...........................   6.500             8/1/2019               2,500,375
                                                                      -------------------------------------------------------------
                                                                      Total California                                   88,506,006
                                                                      =============================================================
Colorado (2.8%)
      1,000,000     Colorado Housing Finance Authority Revenue
                    Bonds.....................................................   6.500             5/1/2016               1,100,000

      2,500,000     Colorado Housing Finance Authority Revenue Bonds
                    (Subject to `AMT')........................................   6.660             5/1/2028               2,765,625

      3,250,000     Colorado Housing Finance Authority (Single Family
                    Program, Series D-2) (Subject to `AMT')...................   6.350            11/1/2029               3,542,500

      1,750,000     Colorado Housing Finance Authority Single Family
                    Revenue Bonds, Series B...................................   6.550             5/1/2025               1,931,563

        800,000     Dawson Ridge Metropolitan District No. 1,
                    Colorado, Series A........................................   0.000            10/1/2012                 397,000

        620,000     Dawson Ridge Metropolitan District No. 1,
                    Colorado, Series B........................................   0.000            10/1/2012                 307,675

      1,000,000     Denver, Colorado Health and Hospital Revenue
                    Bonds.....................................................   5.150            12/1/2011               1,013,750

      1,600,000     Denver, Colorado Health and Hospital Revenue
                    Bonds.....................................................   5.100             2/1/2010               1,622,000

      1,390,000     Highlands Ranch Metro District No. 3, Colorado
                    General Obligation Unlimited Bonds (ACA Insured)..........   5.125            12/1/2012               1,417,800
                                                                      -------------------------------------------------------------
                                                                      Total Colorado                                     14,097,913
                                                                      =============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

56    The AAL Mutual Funds Semi-Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value           Municipal Bonds (99.3%)                                 Interest Rate       Maturity Date          Market Value
===================================================================================================================================
Florida (3.7%)
    $   430,000     Enterprise Community Development District,
                    Florida Water and Sewer Revenue Bonds
                    (MBIA Insured).............................................  6.125%            5/1/2024             $   472,463

      2,605,000     Escambia County, Florida Health Facilities Baptist
                    Hospital and Baptist Manor Revenue Bonds...................  5.125            10/1/2014               2,611,512

        505,000     Florida State Board of Education Capital Outlay
                    General Obligation Unlimited Bonds.........................  6.000             6/1/2022                 551,081

        290,000     Florida State Board of Education General
                    Obligation Bonds...........................................  5.875             6/1/2024                 312,838

      1,000,000     Halifax Hospital Medical Center of Florida
                    Revenue Bonds (ACA Insured)................................  5.000             4/1/2011               1,040,000

        500,000     Hillsborough County, Florida Aviation Revenue
                    Bonds (Tampa International Airport, Series B)
                    (FGIC Insured).............................................  5.875            10/1/2023                 546,250

      6,760,000     Jacksonville, Florida Electric Authority Water and
                    Sewer System Revenue Bonds, Series A.......................  5.625            10/1/2037               6,945,900

      1,000,000     Jacksonville, Florida Port Authority Airport
                    Revenue Refunding Bonds (FGIC Insured)
                    (Subject to `AMT').........................................  5.000            10/1/2011               1,016,250

      1,670,000     Manatee County, Florida Revenue Bonds
                    (Subject to `AMT').........................................  7.200             5/1/2028               1,882,925

      2,000,000     Orange County, Florida Health Facilities Authority
                    Bonds (MBIA Insured).......................................  6.250            10/1/2018               2,350,000

        850,000     Tallahassee, Florida Municipal Electric Revenue
                    Bonds, Series B............................................  6.200            10/1/2012                 939,250
                                                                      -------------------------------------------------------------
                                                                      Total Florida                                      18,668,469
                                                                      =============================================================

Georgia (2.8%)
        750,000     Atlanta, Georgia General Obligation Unlimited
                    Bonds, Series A............................................  6.100            12/1/2019                 829,688

        565,000     Baldwin County, Georgia Hospital Authority
                    Revenue Bonds (Oconee Regional Medical Center).............  5.350            12/1/2014                 562,881

        880,000     Baldwin County, Georgia Hospital Authority
                    Revenue Bonds (Oconee Regional Medical Center).............  5.400            12/1/2015                 885,500

      4,000,000     Georgia Municipal Electric Authority Power
                    Revenue Bonds, Series Z (FGIC Insured).....................  5.500             1/1/2012               4,375,000

      3,500,000     Georgia Municipal Electric Authority Revenue
                    Bonds (MBIA Insured).......................................  6.500             1/1/2012               4,160,625

      2,690,000     Georgia Municipal Electric Authority Special
                    Obligation Bonds, Series 1993 (AMBAC Insured)..............  7.000             1/1/2008               3,228,000
                                                                      -------------------------------------------------------------
                                                                      Total Georgia                                      14,041,694
                                                                      =============================================================

Hawaii (0.5%)
      2,465,000     Hawaii State Housing Finance and Development
                    Corporation Single Family Revenue Bonds, Series A
                    (Subject to `AMT').........................................  5.200             7/1/2012               2,483,488
                                                                      -------------------------------------------------------------
                                                                      Total Hawaii                                        2,483,488
                                                                      =============================================================

Idaho (0.2%)
      1,175,000     Idaho Health Facilities Authority Hospital
                    Revenue Bonds (Idaho Elks Rehabilitation
                    Hospital)..................................................  5.125            7/15/2013               1,158,844
                                                                      -------------------------------------------------------------
                                                                      Total Idaho                                         1,158,844
                                                                      =============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                    The AAL Mutual Funds Semi-Annual Report  57

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value           Municipal Bonds (99.3%)                                 Interest Rate       Maturity Date          Market Value
===================================================================================================================================
Illinois (14.2%)
    $ 5,000,000     Chicago, Illinois Board of Education
                    (Capital Appreciation - School Reform, Series B-1)
                    (FGIC Insured).............................................. 0.000%           12/1/2012             $ 2,537,500

      7,000,000     Chicago, Illinois Board of Education
                    (Capital Appreciation - School Reform, Series B-1)
                    (FGIC Insured).............................................. 0.000            12/1/2013               3,333,750

      1,805,000     Chicago, Illinois Board of Education General
                    Obligation Unlimited Bonds (MBIA Insured)................... 6.000            12/1/2026               1,976,475

        325,000     Chicago, Illinois Public Building Authority
                    Revenue Bonds (Chicago Transit) (AMBAC
                    Insured).................................................... 6.100             1/1/2007                 359,125

      5,000,000     Chicago, Illinois Revenue Bonds (O'Hare International
                    Airport) (MBIA Insured) (Subject to `AMT').................. 5.700             1/1/2008               5,312,500

      2,250,000     Chicago, Illinois Single Family Mortgage
                    Revenue Bonds (Collection Series A-1)
                    (GNMA/FNMA/FHLMC Insured) (Subject to `AMT')................ 6.450             9/1/2029               2,444,062

      2,380,000     Chicago, Illinois Single Family Mortgage
                    Revenue Bonds (GNMA Collateral)
                    (Subject to `AMT').......................................... 7.250             9/1/2028               2,698,325

      3,000,000     Chicago, Illinois Single Family Mortgage
                    Revenue Bonds (Series C-1) (Subject to AMT)
                    (FNMA/GNMA Insured)......................................... 6.300             9/1/2029               3,273,750

      2,250,000     Cook County, Illinois General Obligation
                    Bonds (FGIC Insured)........................................ 5.500           11/15/2022               2,317,500

        880,000     Cook County, Illinois School District No. 99 -
                    Cicero General Obligation Bonds
                    (FGIC Insured).............................................. 8.500            12/1/2006               1,137,400

      1,250,000     Cook County, Illinois School District No. 99 -
                    Cicero General Obligation Bonds
                    (FGIC Insured).............................................. 8.500            12/1/2011               1,729,688

      1,565,000     Cook County, Illinois School District No. 99 -
                    Cicero General Obligation Bonds
                    (FGIC Insured).............................................. 8.500            12/1/2014               2,214,475

      1,815,000     Cook County, Illinois School District No. 99 -
                    Cicero General Obligation Bonds
                    (FGIC Insured).............................................. 8.500            12/1/2016               2,606,793

        765,000     Cook County, Illinois School District No. 100
                    General Obligation Unlimited Bonds
                    (Berwyn South) (FSA Insured)................................ 8.200            12/1/2009               1,020,318

      2,620,000     Du Page County, Illinois Stormwater Project,
                    General Obligation Bonds.................................... 5.600             1/1/2021               2,852,525

      9,400,000     Hoffman Estates, Illinois Tax Increment
                    Revenue Bonds............................................... 0.000            5/15/2003               7,719,750

      1,065,000     Illinois Development Finance Authority Revenue
                    Bonds (Capital Appreciation, School District
                    PG-304) (FSA Insured)....................................... 0.000             1/1/2010                 632,344

       3,500,00     llinois Educational Facilities Authority Revenue
                    Bonds-Medium Term (Northwestern University)................. 5.200             1/1/2032               3,683,750

      2,225,000     Illinois Educational Facilities Authority Revenue
                    Bonds-Medium Term (Northwestern University)................. 5.150            11/1/2032               2,336,250

        375,000     Illinois Regional Transit Authority Revenue Bonds,
                    Series A (AMBAC Insured).................................... 6.250             6/1/2024                 413,438

      3,000,000     Illinois Regional Transit Authority Revenue Bonds,
                    Series A (FGIC Insured)..................................... 6.700            11/1/2021               3,716,250

The accompanying notes to the financial statements are an integral part of this schedule.

58    The AAL Mutual Funds Semi-Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                     Municipal Bonds (99.3%)                           Interest Rate     Maturity Date     Market Value
==================================================================================================================================
Illinois (14.2%) - continued
$      225,000                Illinois Regional Transit Authority Revenue Bonds
                              Series 94 D (FGIC Insured)............................. 7.100%          6/1/2025      $   261,000
       250,000                Illinois State General Obligation Unlimited
                              Bonds (MBIA Insured)................................... 6.000           2/1/2016          270,000
       450,000                Illinois State General Obligation Unlimited
                              Bonds (MBIA Insured)................................... 6.100           2/1/2019          486,563
    10,650,000                Metropolitan Pier and Exposition Center,
                              Illinois Revenue Bonds................................. 7.000           7/1/2026       13,285,875
     2,225,000                Winnebago County, Illinois School District
                              Capital Appreciation General Obligation Unlimited
                              Bonds (FSA Insured).................................... 0.000           1/1/2012        1,179,250
     4,445,000                Winnebago County, Illinois School District
                              Capital Appreciation General Obligation Unlimited
                              Bonds (FSA Insured).................................... 0.000           1/1/2013        2,216,943
                                                                      ------------------------------------------------------------
                                                                      Total Illinois                                 72,015,599
                                                                      ============================================================
Indiana (1.8%)
     1,000,000                Indiana Transportation Finance Authority, Airport
                              Facilities Lease Revenue Bonds, Series A............... 6.250          11/1/2016        1,073,750
     4,550,000                Indiana Transportation Finance Authority Revenue
                              Bonds (MBIA Insured)................................... 7.250           6/1/2015        5,778,500
     2,000,000                Lawrence Township, Indiana Metropolitan School
                              District General Obligation Bonds...................... 6.875           7/5/2011        2,422,500
                                                                      ------------------------------------------------------------
                                                                      Total Indiana                                   9,274,750
                                                                      ============================================================
Iowa (0.4%)
       400,000                Keokuk, Iowa Hospital Facility Revenue Refunding
                              Bonds (Keokuk Area Hospital Project)................... 4.900          12/1/2006          398,500
       350,000                Keokuk, Iowa Hospital Facility Revenue Refunding
                              Bonds (Keokuk Area Hospital Project)................... 5.500          12/1/2009          360,063
     1,100,000                Keokuk, Iowa Hospital Facility Revenue Refunding
                              Bonds (Keokuk Area Hospital Project)................... 5.400          12/1/2015        1,082,125
                                                                      ------------------------------------------------------------
                                                                      Total Iowa                                      1,840,688
                                                                      ============================================================
Kansas (1.2%)
     1,000,000                Labette County, Kansas Single Family Revenue
                              Bonds.................................................. 7.650          12/1/2011        1,081,250
     2,500,000                Sedgwick and Shawnee Counties, Kansas Single
                              Family Revenue Bonds (Mortgage Backed
                              Securities, Program A-1) (GNMA Insured)................ 5.500          12/1/2022        2,706,250
     2,000,000                Sedgwick and Shawnee Counties, Kansas Single
                              Family Revenue Mortgage Bonds, Series A-1
                              (Subject to "AMT")..................................... 6.950           6/1/2029        2,220,000
                                                                      ------------------------------------------------------------
                                                                      Total Kansas                                    6,007,500
                                                                      ============================================================
Kentucky (0.1%)
       520,000                Henry County, Kentucky Water District No. 2
                              Water Revenue Bonds (MBIA Insured)..................... 4.750           1/1/2028          498,550
                                                                      ------------------------------------------------------------
                                                                      Total Kentucky                                    498,550
                                                                      ============================================================


The accompanying notes to the financial statements are an integral part of this schedule.

                                    The AAL Mutual Funds Semi-Annual Report   59

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                     Municipal Bonds (99.3%)                           Interest Rate     Maturity Date     Market Value
==================================================================================================================================
Louisiana (0.3%)
$    1,545,000                Jefferson Parish, Louisiana Revenue Bonds
                              (Subject to "AMT").................................... 5.850%         12/1/2028        $1,593,281
                                                                      ------------------------------------------------------------
                                                                      Total Louisiana                                 1,593,281
                                                                      ============================================================
Massachusetts (0.3%)
     1,365,000                Massachusetts State Health and Educational
                              Facilities Authority Revenue Refunding Bonds
                              (Cape Cod Heathcare Project, Series B)................ 5.250          11/15/2013        1,373,531
                                                                      ------------------------------------------------------------
                                                                      Total Massachusetts                             1,373,531
                                                                      ============================================================
Michigan (3.9%)
     1,570,000                Grand Rapids, Michigan Building Authority
                              General Obligation Limited Bonds...................... 5.000            4/1/2015        1,597,475
     1,000,000                Grand Rapids, Michigan Building Authority
                              General Obligation Limited Bonds...................... 5.000            4/1/2016        1,012,500
       145,000                Hillsdale, Michigan Hospital Finance Authority
                              Hospital Revenue Bonds (Hillsdale Community
                              Health Center)........................................ 4.300           5/15/2000          144,818
       100,000                Hillsdale, Michigan Hospital Finance Authority
                              Hospital Revenue Bonds (Hillsdale Community
                              Health Center)........................................ 4.600           5/15/2002           99,625
       260,000                Hillsdale, Michigan Hospital Finance Authority
                              Hospital Revenue Bonds (Hillsdale Community
                              Health Center)........................................ 4.700           5/15/2004          258,375
       175,000                Hillsdale, Michigan Hospital Finance Authority
                              Hospital Revenue Bonds (Hillsdale Community
                              Health Center)........................................ 4.800           5/15/2005          173,906
        85,000                Hillsdale, Michigan Hospital Finance Authority
                              Hospital Revenue Bonds (Hillsdale Community
                              Health Center)........................................ 4.900           5/15/2006           84,469
       225,000                Hillsdale, Michigan Hospital Finance Authority
                              Hospital Revenue Bonds (Hillsdale Community
                              Health Center)........................................ 5.000           5/15/2007          223,875
     1,890,000                Hillsdale, Michigan Hospital Finance Authority
                              Hospital Revenue Bonds (Hillsdale Community
                              Health Center)........................................ 5.000           5/15/2013        1,818,444
     1,775,000                Michigan Higher Education Facilities Authority
                              Revenue Bonds (Limited Obligation - Aquinas,
                              Series C) (GTD Insured)............................... 5.000            5/1/2014        1,763,906
     6,600,000                Michigan Public Power Agency Revenue
                              Refunding Bonds (Belle River Project)
                              (MBIA Insured)........................................ 5.000            1/1/2019        6,558,750
     2,500,000                Michigan State Hospital Finance Authority
                              Revenue Bonds......................................... 5.300            5/1/2013        2,525,000
     2,000,000                Michigan State Strategic Fund Pollution Control
                              Revenue Bonds (General Motors Corporation)             6.200            9/1/2020        2,195,000
     1,375,000                Tawas City, Michigan Hospital Finance Authority
                              Revenue Refunding Bonds (St. Joseph Project,
                              Series A) (IBCC Guaranteed)........................... 5.750           2/15/2023        1,464,375
                                                                      ------------------------------------------------------------
                                                                      Total Michigan                                 19,920,518
                                                                      ============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

60   The AAL Mutual Funds Semi-Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                     Municipal Bonds (99.3%)                           Interest Rate     Maturity Date     Market Value
==================================================================================================================================
Mississippi (0.6%)
$    3,000,000                Mississippi Home Corporation Single Family
                              Revenue Bonds (Mortgage Class 7, Series B)
                              (FNMA/GNMA Insured) (Subject to "AMT")................ 5.250%            6/1/2030      $ 3,213,750
                                                                      ------------------------------------------------------------
                                                                      Total Mississippi                                3,213,750
                                                                      ============================================================
Missouri (2.5%)
     1,170,000                Missouri State Health and Educational Facilities
                              Authority Revenue Bonds (Lake Ozarks General
                              Hospital, Inc.) (Asset Guaranteed).................... 5.250            2/15/2011        1,227,038
     1,140,000                Missouri State Health and Educational Facilities
                              Authority Revenue Bonds (Lake Ozarks General
                              Hospital, Inc.) (Asset Guaranteed).................... 5.250            2/15/2012        1,179,900
     1,150,000                Missouri State Housing Development Community
                              Mortgage Single Family Revenue Bonds,
                              Series D-2 (FNMA/GNMA Insured) (Subject to
                              "AMT")................................................ 6.300             3/1/2029        1,250,625
     5,425,000                Missouri State Housing Development Community
                              Single Family Mortgage Revenue Bonds
                              (Subject to "AMT").................................... 7.300             3/1/2028        6,164,156
     1,975,000                Missouri State Housing Development Community
                              Single Family Mortgage Revenue Bonds,
                              Series C-1............................................ 6.550             9/1/2028        2,179,906
       625,000                Missouri State Housing Development Revenue
                              Bonds................................................. 9.375             4/1/2016          668,750
                                                                      ------------------------------------------------------------
                                                                      Total Missouri                                  12,670,375
                                                                      ============================================================
Montana (0.8%)
     3,000,000                Montana State Board Housing Revenue Bonds
                              (Single Family Mortgage, Series A-1) (FHA Insured).... 5.950            12/1/2027        3,183,750
     1,000,000                Montana State Housing Revenue Bonds................... 6.400            12/1/2012        1,062,500
                                                                      ------------------------------------------------------------
                                                                      Total Montana                                    4,246,250
                                                                      ============================================================
Nevada (0.6%)
     3,000,000                Clark County, Nevada Industrial Development
                              Revenue Bonds (Nevada Power Company
                              Project, Series A) (Subject to "AMT")................. 5.900            11/1/2032        3,067,500
                                                                      ------------------------------------------------------------
                                                                      Total Nevada                                     3,067,500
                                                                      ============================================================
New Mexico (0.5%)
     2,275,000                New Mexico Mortgage Finance Authority
                              Revenue Bonds, Series 1995-F.......................... 7.000             1/1/2026        2,735,688
                                                                      ------------------------------------------------------------
                                                                      Total New Mexico                                 2,735,688
                                                                      ============================================================
New York (11.8%)
     3,370,000                New York City, New York General Obligation
                              Unlimited Bonds, Series A............................. 5.300             8/1/2012        3,509,012
     5,000,000                New York Dormitory Authority State University
                              Educational Facilities Revenue Bonds.................. 5.250            5/15/2019        5,175,000
     3,500,000                New York Dormitory Authority State University
                              Revenue Bonds......................................... 5.875            5/15/2011        3,963,750
     2,000,000                New York Dormitory Authority State University
                              Revenue Bonds......................................... 7.500            5/15/2013        2,622,500
     5,000,000                New York Dormitory Authority State University
                              Revenue Bonds......................................... 5.875            5/15/2017        5,556,250
     1,000,000                New York State Dormitory Authority Revenue
                              Bonds (Sam Hospital Sufferen) (Asset Guaranteed)...... 5.500             7/1/2011        1,065,000

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Semi-Annual Report    61

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                     Municipal Bonds (99.3%)                           Interest Rate     Maturity Date     Market Value
==================================================================================================================================
New York (11.8%) - continued
$    3,000,000                New York State Local Government Assistance
                              Corporation, Refunding Revenue Bonds
                              (MBIA Insured)......................................... 5.250%           4/1/2016      $ 3,161,250
     3,000,000                New York State Medical Care Facilities, Finance
                              Agency Revenue Bonds (Mental Health Services)
                              (FSA Insured).......................................... 5.375           2/15/2014        3,090,000
     2,000,000                New York State Mortgage Agency Homeowner
                              Mortgage Revenue Bonds, Series 72...................... 5.000            4/1/2012        2,020,000
     9,000,000                New York State Thruway Revenue Bonds**................. 5.600            4/1/2005        9,663,750
     7,025,000                Triborough Bridge and Tunnel Authority Revenue
                              Bonds (New York Convention Center Project
                              Bonds, Series E)....................................... 7.250            1/1/2010        8,465,125
     6,915,000                Triborough Bridge and Tunnel Authority Revenue
                              Bonds, Series B........................................ 5.000            1/1/2020        6,940,931
     5,000,000                Triborough Bridge and Tunnel Authority Revenue
                              Bonds, Series Q........................................ 5.000            1/1/2017        4,975,000
                                                                      ------------------------------------------------------------
                                                                      Total New York                                  60,207,568
                                                                      ============================================================
North Carolina (1.1%)
     1,845,000                North Carolina Eastern Municipal Power Agency
                              Power Revenue Bonds (FSA Insured)...................... 7.500            1/1/2010        2,350,068
       700,000                North Carolina Eastern Municipal Power Agency
                              Power Revenue Bonds, Series A (FGIC Insured)........... 6.125            1/1/2011          759,500
       865,000                North Carolina Eastern Municipal Power Agency
                              Power System Revenue Bonds............................. 4.500            1/1/2024          824,994
       325,000                North Carolina Eastern Municipal Power Agency
                              Power System Revenue Bonds, Series A................... 6.400            1/1/2021          343,281
     1,500,000                North Carolina Medical Care Community
                              Hospital Revenue Bonds (Gaston Memorial
                              Hospital and Gaston Health Services, Inc.)............. 5.000           2/15/2019        1,462,500
                                                                      ------------------------------------------------------------
                                                                      Total North Carolina                             5,740,343
                                                                      ============================================================
Ohio (0.9%)
       100,000                Ohio State Higher Education Facility Revenue
                              Bonds.................................................. 6.000           10/1/2022          105,500
       730,000                Parma, Ohio Hospital Improvement Revenue
                              Refunding Bonds (Parma Community General
                              Hospital Association).................................. 4.900           11/1/2006           742,775
       925,000                Parma, Ohio Hospital Improvement Revenue
                              Refunding Bonds (Parma Community General
                              Hospital Association).................................. 4.950           11/1/2007           943,500
       620,000                Parma, Ohio Hospital Improvement Revenue
                              Refunding Bonds (Parma Community General
                              Hospital Association).................................. 5.000           11/1/2008           633,175
     2,250,000                Parma, Ohio Hospital Improvement Revenue
                              Refunding Bonds (Parma Community General
                              Hospital Association).................................. 5.250           11/1/2013         2,266,875
                                                                      ------------------------------------------------------------
                                                                      Total Ohio                                        4,691,825
                                                                      ============================================================
Oklahoma (0.1%)
       100,000                Tulsa, Oklahoma Industrial Authority Hospital
                              Revenue Bonds (Saint John's Medical Center
                              Project)............................................... 6.250           2/15/2014           108,125

The accompanying notes to the financial statements are an integral part of this schedule.

62    The AAL Mutual Funds Semi-Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value           Municipal Bonds (99.3%)                                 Interest Rate       Maturity Date          Market Value
===================================================================================================================================
Oklahoma (0.1%) - continued
    $  175,000      Tulsa, Oklahoma Industrial Authority Hospital
                    Revenue Bonds (St. John's Medical Center
                    Project).................................................... 6.250%           2/15/2017             $   188,563
                                                                      -------------------------------------------------------------
                                                                      Total Oklahoma                                        296,688
                                                                      =============================================================

Oregon (1.0%)
     2,000,000      Cow Creek Band, Oregon Revenue Bonds
                    (Umpqua Tribe of Indians) (AMBAC Insured)................... 5.100             7/1/2012               2,017,500

     3,000,000      Port Saint Helens, Oregon Revenue Bonds
                    (Portland General Electric Company)
                    (Subject to 'AMT').......................................... 5.250             8/1/2014               3,056,250
                                                                      -------------------------------------------------------------
                                                                      Total Oregon                                        5,073,750
                                                                      =============================================================

Pennsylvania (2.8%)
       900,000      Delaware County, Pennsylvania Authority School
                    Revenue Bonds (The Haverford School Project)................ 5.000            3/15/2014                 891,000

     1,000,000      Delaware County, Pennsylvania Authority School
                    Revenue Bonds (The Haverford School Project)................ 5.000            3/15/2019                 970,000

       250,000      Media Boro, Pennsylvania Guaranteed Water
                    Revenue Bonds (MBIA Insured)................................ 6.550             1/1/2017                 272,188

     1,365,000      Pennsylvania Housing Finance Agency
                    Revenue Bonds (Subject to 'AMT')............................ 6.750            10/1/2009               1,568,044

     1,455,000      Pennsylvania Housing Finance Agency
                    Revenue Bonds (Subject to 'AMT')............................ 6.750            10/1/2010               1,671,431

       200,000      Pennsylvania State Higher Education Facilities
                    Authority Health Services Revenue Bonds
                    (Allegheny, Delaware, Obligation A)
                    (MBIA Insured).............................................. 4.900           11/15/2001                 204,500

     5,000,000      Pennsylvania State Higher Education Facilities
                    Authority Health Services Revenue Bonds
                    (Allegheny, Delaware, Obligation A)
                    (MBIA Insured).............................................. 5.400           11/15/2007               5,093,750

     1,000,000      Pennsylvania State Higher Educational Facility
                    Authority Revenue Bonds (State System of
                    Higher Education, Series N) (MBIA Insured).................. 5.800            6/15/2024               1,058,750

     2,640,000      Philadelphia, Pennsylvania Hospital Authority
                    Revenue Bonds (Children's Hospital)......................... 5.000            2/12/2021               2,557,500
                                                                      -------------------------------------------------------------
                                                                      Total Pennsylvania                                 14,287,163
                                                                      =============================================================

South Carolina (0.4%)
     2,000,000      Connector 2000 Association, Inc., South Carolina
                    Toll Road Revenue Bonds (Southern Connector
                    Project, Series A).......................................... 5.375             1/1/2038               1,875,000
                                                                      -------------------------------------------------------------
                                                                      Total South Carolina                                1,875,000
                                                                      =============================================================

South Dakota (0.1%)
       500,000      South Dakota Conservancy District Revenue
                    Bonds, (State Revolving, Series A).......................... 6.200             8/1/2015                 538,750
                                                                      -------------------------------------------------------------
                                                                      Total South Dakota                                    538,750
                                                                      =============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                      The AAL Mutual Funds Semi-Annual Report 63

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value           Municipal Bonds (99.3%)                                 Interest Rate       Maturity Date          Market Value
===================================================================================================================================
Texas (8.6%)
    $  800,000      Edgewood, Texas Independent School District
                    Facility Corporation Lease Revenue Bonds
                    (Southwest Securities Insured).............................. 5.250%           8/15/2013             $   801,000

     3,375,000      El Paso, Texas Independent School District Capital
                    Appreciation General Obligation Unlimited Bonds
                    (PSF Guaranteed)............................................ 0.000            8/15/2009               2,046,094

     4,000,000      El Paso, Texas Independent School District Capital
                    Appreciation General Obligation Unlimited Bonds
                    (PSF Guaranteed)............................................ 0.000            8/15/2012               1,975,000

     2,300,000      El Paso, Texas Independent School District Capital
                    Appreciation General Obligation Unlimited Bonds
                    (PSF Guaranteed)............................................ 0.000            8/15/2013               1,060,875

     2,710,000      Harris County, Houston, Texas Sports Authority
                    Special Revenue Bonds (Capital Appreciation,
                    Jr. Lien, Series B) (MBIA Insured).......................... 0.000           11/15/2010               1,514,213

     3,345,000      Harris County, Houston, Texas Sports Authority
                    Special Revenue Bonds (Capital Appreciation,
                    Jr Lien, Series B) (MBIA Insured)........................... 0.000           11/15/2011               1,743,581

     4,115,000      Harris County, Houston, Texas Sports Authority
                    Special Revenue Bonds (Capital Appreciation,
                    Jr. Lien, Series B) (MBIA Insured).......................... 0.000           11/15/2012               2,031,781

     4,950,000      Harris County, Houston, Texas Sports Authority
                    Special Revenue Bonds (Capital Appreciation,
                    Jr. Lien, Series B) (MBIA Insured).......................... 0.000           11/15/2014               2,153,250

     1,685,000      Hereford, Texas Independent School District Public
                    Facilities Corporation Revenue Bonds........................ 5.000            8/15/2008               1,718,700

     1,315,000      Hereford, Texas Independent School District Public
                    Facilities Corporation Revenue Bonds........................ 5.125            8/15/2013               1,305,138

     2,000,000      Houston, Texas Airport Systems Special Facility
                    Revenue Bonds (FSA Insured) (Subject to 'AMT').............. 5.375            7/15/2010               2,102,500

     3,300,000      Houston, Texas Airport Systems Special Facilities
                    Revenue Bonds (FSA Insured) (Subject to 'AMT').............. 5.375            7/15/2011               3,456,750

     7,880,000      Waco, Texas Health Facilities Development
                    Corporation Revenue Bonds (Daughters of
                    Charity System)............................................. 5.000            11/1/2020               7,722,400

     3,075,000      Wichita Falls, Texas Independent School Capital
                    Appreciation Bonds*......................................... 0.000             2/1/2013               1,537,500

     3,075,000      Wichita Falls, Texas Independent School Capital
                    Appreciation Bonds*......................................... 0.000             2/1/2014               1,460,625

     5,080,000      Wylie, Texas Independent School District General
                    Obligation Unlimited Bonds (PSF Guaranteed)................. 7.000            8/15/2024               6,254,750

     3,770,000      Wylie, Texas Independent School District General
                    Obligation Unlimited Bonds (PSF Guaranteed)
                    (PreRefunded)............................................... 7.000            8/15/2024               4,613,537
                                                                 ------------------------------------------------------------------
                                                                 Total Texas                                             43,497,694
                                                                 ==================================================================

Utah (1.2%)
     5,360,000      Intermountain Power Agency Special Obligation
                    Revenue Bonds, Series 1986-A (MBIA Insured)................. 5.000             7/1/2021               5,185,800

     1,005,000      Utah State Housing Finance Agency Revenue
                    Bonds (Single Family Mortgage, MEZZ-SER,
                    Series G-1)................................................. 7.250             7/1/2011               1,094,194
                                                                 ------------------------------------------------------------------
                                                                 Total Utah                                               6,279,994
                                                                 ==================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

64   The AAL Mutual Funds Semi-Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value           Municipal Bonds (99.3%)                                 Interest Rate       Maturity Date          Market Value
===================================================================================================================================
Vermont (0.3%)
    $ 1,250,000     Vermont Finance Revenue Bonds (Educational
                    and Health Buildings).....................................   6.000%           9/1/2006              $ 1,342,188
                                                                      -------------------------------------------------------------
                                                                      Total Vermont                                       1,342,188
                                                                      =============================================================

Virginia (1.3%)
      3,000,000     Fairfax County, Virginia Development Authority
                    Revenue Bonds.............................................   5.250            8/15/2019               3,071,250

      2,000,000     Fairfax County, Virginia Industrial Development
                    Authority Revenue Bonds (Health Care - Inova
                    Health Systems)...........................................   6.000            8/15/2026               2,167,500

        450,000     Lynchburg, Virginia Individual Development
                    Authority Healthcare Facilities Revenue Bonds.............   5.000             1/1/2012                 452,250

      1,000,000     Lynchburg, Virginia Individual Development
                    Authority Healthcare Facilities Revenue Bonds.............   5.375             1/1/2013               1,032,500
                                                                      -------------------------------------------------------------
                                                                      Total Virginia                                      6,723,500
                                                                      =============================================================

Washington (9.3%)
      1,800,000     Chelan County, Washington Public Utility District
                    No. 1 Conservation Revenue Bonds (Chelan
                    Hydroelectric-Division 1, Series B) (Subject to 'AMT')....   5.000             7/1/2033               1,800,000

     10,000,000     Kitsap County, Washington Conservatory Housing
                    Authority Revenue Bonds (ACA-CBI Insured)**...............   5.600            12/1/2028              10,175,000

      2,275,000     Pierce County, Washington School District
                    General Obligation Bonds (AMBAC Insured)..................   5.450            12/1/2013               2,465,531

      5,000,000     Washington State General Obligation Unlimited
                    Bonds, Series A...........................................   6.750             2/1/2015               6,081,250

      6,530,000     Washington State General Obligation Unlimited
                    Bonds, Series A...........................................   5.750             9/1/2019               6,946,287

      1,250,000     Washington State General Obligation Unlimited
                    Bonds, Series AT-6........................................   5.750             2/1/2017               1,298,438

        300,000     Washington State Motor Vehicle Fuel Tax General
                    Obligation Unlimited Bonds, Series B (FGIC Insured).......   5.875             7/1/2021                 317,625

     10,000,000     Washington State Public Power Supply Systems
                    Revenue Refunding Bonds (Nuclear Project No. 2,
                    Series A).................................................   6.000             7/1/2007              11,225,000

      6,195,000     Washington State Public Power Supply System
                    Revenue Refunding Bonds (Nuclear Project No. 3,
                    Series A) (AMBAC Insured).................................   5.700             7/1/2009               6,775,781
                                                                      -------------------------------------------------------------
                                                                      Total Washington                                   47,084,912
                                                                      =============================================================

Wisconsin (1.2%)
        910,000     Wisconsin Housing and Economic Development
                    Authority Home Ownership Revenue Bonds,
                    Series 1990-D.............................................   7.750             9/1/2010                 932,750

      2,000,000     Wisconsin Housing and Economic Development
                    Authority Home Ownership Revenue Bonds,
                    Series F (Subject to 'AMT')...............................   5.200             7/1/2018               1,997,500

      1,000,000     Wisconsin State Health and Educational Facilities
                    Authority Revenue Bonds (Children's Hospital)
                    (AMBAC Insured)...........................................   5.625            2/15/2015               1,081,250

      1,845,000     Wisconsin State Health and Educational Facility
                    Authority Revenue Bonds (Lawrence University,
                    Wisconsin)................................................   5.000           10/15/2013               1,838,081
                                                                      -------------------------------------------------------------
                                                                      Total Wisconsin                                     5,849,581
                                                                      =============================================================

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------

                                   The AAL Mutual Funds Semi-Annual Report    85

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value           Municipal Bonds (99.3%)                                 Interest Rate       Maturity Date          Market Value
===================================================================================================================================
Wyoming (2.3%)
    $  3,930,000    Wyoming Community Development Authority
                    Single Family Mortgage Revenue Bonds, Series B............   6.650%            6/1/2013            $  4,234,575

       1,000,000    Wyoming State Farm Loan Board Capital Projects
                    Facilities Revenue Bonds..................................   6.300            10/1/2010               1,107,500

       5,785,000    Wyoming State Farm Loan Board Capital Projects
                    Facilities Revenue Bonds..................................   5.750            10/1/2020               6,356,269
                                                                      -------------------------------------------------------------
                                                                      Total Wyoming                                      11,698,344
                                                                      =============================================================

                                                                      -------------------------------------------------------------
                                                                      Total Municipal Bonds
                                                                      (amortized cost basis $465,622,188)               504,177,207
                                                                      =============================================================

                    Short-Term Tax-Exempt Variable Rate Obligations (0.6%)
                    =============================================================================
  3,308,469         Citifunds Institutional Tax Free Reserves....................................                         3,308,469
                                                                      -------------------------------------------------------------
                                                                      Total Short-Term Tax-Exempt Variable Rate
                                                                      Obligations (cost basis $3,308,469)                 3,308,469
                                                                      =============================================================

                                                                      -------------------------------------------------------------
                                                                      Total Investments (99.9%)
                                                                      (amortized cost basis $468,930,657)               507,485,676
                                                                      =============================================================

                                                                      -------------------------------------------------------------
                                                                      Other Assets, Less Liabilities (0.1%)                 573,012
                                                                      =============================================================

                                                                      -------------------------------------------------------------
                                                                      NET ASSETS (100.0%)                              $508,058,688
                                                                      =============================================================

*When issued security

**Collateral for when issued security

The accompanying notes to the financial statements are an integral part of this schedule.

66   The AAL Mutual Funds Semi-Annual Report

Investment Objective:

The Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment grade bonds.

Par Value                  Long-Term Fixed-income Obligations (93.9%)           Interest Rate   Maturity Date     Market Value
================================================================================================================================
U.S. Government Agency Obligations (16.9%)
     $70,000,000         Federal National Mortgage Association**.................  4.750%         11/14/2003     $  69,874,665
                                                                ----------------------------------------------------------------
                                                                Total U.S. Government
                                                                Agency Obligations                                  69,874,665
                                                                ================================================================
U.S. Government Obligations (35.3%)
      33,000,000         U.S. Treasury Notes*....................................  4.500          11/15/2008        32,868,660
      45,000,000         U.S. Treasury Notes**................................... 11.125           8/15/2003        57,796,875
      25,000,000         U.S. Treasury Notes*....................................  5.000          11/15/2028        24,750,750
      24,000,000         U.S. Treasury Notes*....................................  4.125          11/15/2003        23,949,600
      23,000,000         U.S. Treasury Strip.....................................  0.000          11/15/2021         6,372,794
                                                                ----------------------------------------------------------------
                                                                Total U.S. Government
                                                                Obligations                                        145,738,679
                                                                ================================================================

Asset-Backed Securities (8.5%)
       3,000,000         Associates Housing Services Series 1996-1...............  7.900           3/15/2027         3,295,800
       5,000,000         Green Tree Financial Corporation Series 1996-6..........  7.950           9/15/2027         5,314,800
       5,000,000         Green Tree Financial Corporation Series 1996-7..........  7.650          10/15/2027         5,386,430
       5,000,000         Green Tree Financial Corporation Series 1997-6..........  7.140           1/15/2029         5,261,635
       5,250,000         Green Tree Financial Corporation Series 1997-6..........  6.680           1/15/2029         5,376,315
       2,684,549         Green Tree Home Equity Loans 1997-C A-2.................  6.380           8/15/2028         2,702,240
       3,000,000         Green Tree Home Equity Loans Series 1996-D..............  8.100           9/15/2027         3,222,336
       4,500,000         MBNA Master Credit Card Trust 98-J A....................  5.250          10/15/2003         4,493,847
                                                                ----------------------------------------------------------------
                                                                Total Asset-Backed Securities                       35,053,403
                                                                ================================================================
Collateralized Mortgage Obligations (10.6%)
      12,900,000         Citicorp Mortgage Securities, Inc. Series 1994-8........  6.250           5/25/2024        12,971,337
      15,360,000         Countrywide Home Loans 1997-6 A-3.......................  6.750          11/25/2027        15,502,080
      15,000,000         PNC Mortgage Securities Corporation 1997-5 A-2..........  6.750          10/25/2027        15,078,600
                                                                ----------------------------------------------------------------
                                                                Total Collateralized
                                                                Mortgage Obligations                                43,552,017
                                                                ================================================================
Corporate Obligations (22.6%)
       5,000,000         Aetna Services, Inc.....................................  6.970           8/15/2036         5,201,210
      11,000,000         Associate Corporation NA................................  5.750           11/1/2003        11,042,405
       5,500,000         Federated Department Stores, Inc........................  6.125            9/1/2001         5,598,357
      10,000,000         First National Bank of Chicago..........................  8.080            1/5/2018        11,320,790
       5,000,000         Ford Motor Credit Corporation...........................  6.125           4/28/2003         5,090,070
       5,075,000         Pennzoil Company........................................ 10.625            6/1/2001         5,138,260
       5,000,000         Petroleos de Venezula SA Finance, Ltd. Series 1998-1....  6.650           2/15/2006         4,510,995

The accompanying notes to the financial statements are an integral part of this schedule.

                               The AAL Mutual Funds Semi-Annual Report        67

The AAL Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Par Value                  Long-Term Fixed-Income Obligations (93.9%)      Interest Rate      Maturity Date      Market Value
===============================================================================================================================
Corporate Obligations (22.6%) - continued
$     4,500,000            Sears Roebuck Acceptance Corporation..............  6.000%           3/20/2003        $  4,585,325
      4,500,000            Texas Utilities Company...........................  5.940           10/15/2001           4,507,024
     10,000,000            Tyco International Group SA.......................  6.125            6/15/2001          10,151,940
      8,000,000            US West Capital Funding, Inc. ....................  6.125            7/15/2002           8,249,344
      5,000,000            USA Waste Services................................  7.000            10/1/2004           5,207,555
      5,000,000            Western Resources, Inc. ..........................  6.250            8/15/2003           5,180,720
      7,500,000            Worldcom, Inc. ...................................  6.125            8/15/2001           7,678,477
                                                                 --------------------------------------------------------------
                                                                 Total Corporate Obligations                       93,462,472
                                                                 ==============================================================
                                                                 --------------------------------------------------------------
                                                                 Total Long-Term Fixed-Income Obligations
                                                                 (amortized cost basis $384,486,052)              387,681,236
                                                                 ==============================================================
                           Short-Term Investments (24.4%)                  Interest Rate***   Maturity Date
                           =================================================================================
     20,000,000            American Express Credit Corporation................ 5.180           11/16/1998          19,953,956
     20,000,000            Exxon Asset Management............................. 5.480            11/2/1998          19,993,911
     20,000,000            Ford Motor Credit Corporation...................... 5.070            11/2/1998          19,993,822
     20,000,000            General Electric Capital Corporation............... 5.180           11/16/1998          19,953,956
     20,000,000            Household Finance Corporation...................... 5.550            11/2/1998          19,993,833
      1,000,000            Sears Roebuck Acceptance Corporation............... 5.550            11/2/1998             999,692
                                                                 --------------------------------------------------------------
                                                                 Total Short-Term  Variable Rate Obligations
                                                                 (amortized cost basis $100,889,170)              100,889,170
                                                                 ==============================================================
                                                                 --------------------------------------------------------------
                                                                 Total Investments (118.3%)
                                                                 (amortized cost basis $485,375,222)              488,570,406
                                                                 ==============================================================
                                                                 --------------------------------------------------------------
                                                                 Other Assets, less Liabilities (-18.3%)          (75,784,158)
                                                                 ==============================================================
                                                                 --------------------------------------------------------------
                                                                 NET ASSETS (100.0%)                              412,786,248
                                                                 ==============================================================

  *  When issued security
 **  Collateral for when issued security
***  The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

68   The AAL Mutual Funds Semi-Annual Report

The AAL Money Market Fund SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

Investment Objective

The Fund seeks a high level of current income, consistent with liquidity and the preservation of capital, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Par Value        Commercial Paper (100.0%)                          Interest Rate Range*    Maturity Date Range    Market Value
===============================================================================================================================
$12,000,000      American Express Credit Corporation..................  5.000-5.470%        11/13/98-1/19/99       $11,907,433
 12,000,000      American General Finance Corporation.................  5.140-5.490          11/12/98-1/8/99        11,933,150
 11,414,000      Associates Corporation of North America..............  5.050-5.470          12/2/98-2/16/99        11,290,883
  2,800,000      Bell South Telecommunications........................        4.850                  2/12/99         2,760,769
 12,579,000      CIT Group Holdings, Inc..............................  5.000-5.470          11/2/98-2/23/99        12,449,347
  4,400,000      Coca-Cola Company....................................  4.880-5.440         11/24/98-1/26/99         4,364,443
  6,500,000      Commercial Credit Company............................  5.450-5.500         1/17/98-11/25/98         6,480,616
  5,800,000      Countrywide Home Loans, Inc..........................  5.150-5.200          1/21/99-1/22/99         5,731,194
 11,000,000      E.I. Du Pont de Nemours & Company....................  4.860-5.460          11/4/98-2/18/99        10,948,255
 11,500,000      Eaton Corporation**..................................  5.430-5.470          11/3/98-2/26/99        11,376,375
 11,474,000      Ford Motor Credit Corporation........................  5.040-5.480          11/6/98-2/19/98        11,353,342
  4,500,000      GTE Corporation......................................  5.210-5.220          12/4/98-1/25/99         4,457,474
 12,644,000      General Electric Capital Corporation.................  4.900-5.270         11/10/98-2/23/99        12,569,694
 12,613,000      General Motors Acceptance Corporation................  4.920-5.500          11/9/98-2/22/99        12,496,241
  3,205,000      Gillette Company.....................................        5.120                   1/4/99         3,175,372
  6,469,000      Goldman Sachs Group..................................        5.080                  2/24/99         6,363,110
  3,576,000      H.J. Heinz, Inc......................................        5.300                 11/17/98         3,567,050
 12,000,000      Household Finance Corporation........................  5.120-5.460           11/5/98-2/1/99        11,927,654
 12,130,000      International Business Machines Credit Corporation...  4.850-5.060         12/28/98-2/23/99        11,994,760
  8,000,000      International Lease Finance Corporation..............  5.120-5.440           1/7/99-1/22/99         7,914,976
 12,736,000      John Deere Capital Corporation.......................  4.880-5.500           11/2/98-3/5/99        12,632,179
  2,500,000      Lucent Technologies, Inc.............................        4.900                   1/5/99         2,477,542
  3,000,000      McGraw-Hill, Inc.....................................        5.480                  11/9/98         2,995,890
  1,500,000      Merrill Lynch & Company, Inc.........................        5.340                  1/15/99         1,483,090
  9,726,000      Motorola, Inc........................................  5.050-5.400         11/20/98-1/28/99         9,623,467
 11,500,000      Norwest Financial, Inc...............................  5.100-5.480         11/16/98-1/25/99        11,394,634
  2,300,000      Penney (JC) Funding Corporation......................        4.900                  2/17/99         2,265,877
  2,317,000      Procter & Gamble Company.............................        5.280                  1/11/99         2,292,533
 12,064,000      Sears Roebuck Acceptance Corporation.................  5.070-5.480         11/18/98-1/27/99        11,972,401
 12,619,000      Toyota Motor Credit Corporation......................  4.960-5.480           11/3/98-3/1/99        12,488,387
  7,000,000      Transamerica Finance Corporation.....................        5.470          1/20/99-1/29/99         6,906,326
 29,500,000      Walt Disney Company..................................  4.890-5.420         11/16/98-2/11/99        10,537,424
  5,754,000      Xerox Corporation....................................        5.400         12/7/98-12/10/98         5,720,376
  5,000,000      Xerox Credit Corporation.............................  4.850-4.900           1/20/99-2/8/99         4,937,533

                                                                        -------------------------------------------------------
                                                                        Total Commercial Paper                     272,789,797
                                                                        =======================================================

The accompanying notes to the financial statements are an integral part of this schedule.
                                   The AAL Mutual Funds Semi-Annual Report    69

The AAL Money Market Fund - continued SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998

                                                                                                                  Market Value
================================================================================================================================
                                                                          -----------------------------------------------------
                                                                          Total Investments (100.0%)
                                                                          (Amortized Cost Basis $272,789,797)     $272,789,797
                                                                          =====================================================

                                                                          -----------------------------------------------------
                                                                          Other Assets Less Liabilities (0.0%)          21,778
                                                                          -----------------------------------------------------

                                                                          -----------------------------------------------------
                                                                          Net Assets (100.0%)                     $272,811,575
                                                                          =====================================================

 * The interest rate reflects the discount rate at the date of purchase. ** 4(2) Commercial paper.

The accompanying notes to the financial statements are an integral part of this schedule.

70      The AAL Mutual Funds Semi-Annual Report

                      This Page Intentionally Left Blank


                                     The AAL Mutual Funds Semi-Annual Report  71

Statement Of Assets And Liabilities           As Of October 30, 1998

                                                                The AAL             The AAL             The AAL              The AAL
                                                   Small Cap Stock Fund  Mid Cap Stock Fund  International Fund  Capital Growth Fund
====================================================================================================================================
Assets
Investments at value (Cost: $130,858,649,
$545,175,425, $131,680,388, $1,654,641,801,
$194,126,910, $83,027,437, $138,818,876,
$468,930,657, $485,375,222, and $272,789,797,
respectively).....................................       $  120,545,364      $  549,520,397      $  139,428,706      $ 2,894,658,481
Unamortized organization & initial registration
expenses..........................................               19,365                  --              25,773                   --
Dividend and interest receivable..................               24,485             299,151             364,995            2,308,893
Prepaid expenses..................................               57,024              69,947              50,888              149,834
Receivable from securities sold...................              576,970           7,565,179             441,278                   --
Receivable for forward contracts held.............                   --                  --             415,154                   --
Cash..............................................              147,381             141,602              26,469              381,569
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                             $  121,370,589      $  557,596,276      $  140,753,263      $ 2,897,498,777
====================================================================================================================================
Liabilities
Payable for forward currency contracts held.......       $           --      $           --      $    1,753,061      $            --
Payable for investment purchased..................              958,831           3,795,837                  --                   --
Income distributions payable......................                   --                  --                  --                   --
Redemptions payable...............................                   --             161,109              33,980                   --
Payable to affiliate..............................              104,268             420,762             142,660            1,871,794
Accrued expenses..................................              174,595             484,342             260,454              928,006
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                             1,237,694           4,862,050           2,190,155            2,799,800
====================================================================================================================================
Net Assets
Trust capital (beneficial interest)...............          133,356,543         539,041,710         146,998,103        1,605,670,062
Accumulated undistributed net investment
income (loss).....................................             (666,469)           (890,040)          4,071,929            3,566,118
Accumulated net realized gain (loss)
on investments....................................           (2,243,894)         10,237,584         (18,935,701)          45,446,117
Net unrealized appreciation (depreciation) on:
    Investments...................................          (10,313,285)          4,344,972           7,748,318        1,240,016,680
    Foreign currency contracts....................                   --                  --          (1,337,907)                  --
    Foreign currency related transactions.........                   --                  --              18,366                   --
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                            120,132,895         552,734,226         138,563,108        2,894,698,977
====================================================================================================================================
Total Liabilities and Capital                            $  121,370,589      $  557,596,276      $  140,753,263      $ 2,897,498,777
====================================================================================================================================
Class A share capital.............................       $  105,752,097      $  537,844,966      $  128,972,493      $ 2,813,102,858
Shares of beneficial interest outstanding
(Class A).........................................            9,988,060          41,980,593          12,593,640           95,543,849
Net asset value per share.........................       $        10.59      $        12.81      $        10.24      $         29.44
Maximum public offering price.....................       $        11.03      $        13.34      $        10.67      $         30.67
Class B share capital.............................       $   13,614,840      $   13,369,900      $    7,938,509      $    70,713,204
Shares of beneficial interest outstanding
(Class B).........................................            1,303,357           1,059,452             786,400            2,432,998
Net asset value per share.........................       $        10.45      $        12.62      $        10.10      $         29.06
Class I share capital.............................       $      765,958      $    1,519,360      $    1,652,106      $    10,882,915
Shares of beneficial interest outstanding
(Class I).........................................               71,950             118,116             160,549              369,312
Net asset value per share.........................       $        10.65      $        12.86      $        10.29      $         29.47

The accompanying notes to the financial statements are an integral part of this statement.


72   The AAL Mutual Funds Semi-Annual Report (unaudited)

             The AAL             The AAL                   The AAL                 The AAL         The AAL                The AAL
  Equity Income Fund       Balanced Fund      High Yield Bond Fund     Municipal Bond Fund       Bond Fund      Money Market Fund
====================================================================================================================================
      $  225,374,469       $  84,809,866            $  122,327,537          $  507,485,676   $ 488,570,406         $  272,789,797

                  --              65,723                    21,081                      --              --                     --
             487,367             284,557                 3,867,316               7,395,885       2,685,211                     --
              38,106              25,593                    44,008                  51,397          31,038                 61,034
           2,246,481                  --                        --               3,307,818      73,012,049                     --
                  --                  --                        --                      --              --                     --
             100,890             238,383                   268,160                 169,660       1,029,307              1,062,580
------------------------------------------------------------------------------------------------------------------------------------
      $  228,247,313       $  85,424,122             $ 126,528,102          $  518,410,436   $ 565,328,011         $  273,913,411
====================================================================================================================================

      $           --       $          --             $          --          $           --   $          --         $           --
           1,086,802           7,483,954                   251,506               9,561,808     151,754,047                     --
                  --                  --                   302,267                 316,243         416,757                 54,158
                  --                  --                        --                      --              --                751,425
             134,273              39,772                    71,784                 298,727         238,527                 91,223
             155,698             161,871                    92,544                 174,970         132,432                205,030
------------------------------------------------------------------------------------------------------------------------------------
           1,376,773           7,685,597                   718,101              10,351,748     152,541,763              1,101,836
====================================================================================================================================

         184,827,407          75,821,025               142,732,988             461,649,817     411,740,801            272,776,364
             314,366             112,806                     8,630                 (47,081)         96,451                 35,211
          10,481,208              22,265                  (440,278)              7,900,933      (2,246,188)                    --
                  --                  --                        --                      --              --                     --
          31,247,559           1,782,429               (16,491,339)             38,555,019       3,195,184                     --
                  --                  --                        --                      --              --                     --
                  --                  --                        --                      --              --                     --
------------------------------------------------------------------------------------------------------------------------------------
         226,870,540          77,738,525               125,810,001             508,058,688     412,786,248            272,811,575
------------------------------------------------------------------------------------------------------------------------------------
      $  228,247,313       $  85,424,122             $ 126,528,102          $  518,410,436   $ 565,328,011         $  273,913,411
====================================================================================================================================
      $  212,556,986       $  70,323,082             $ 113,350,755          $  502,286,746   $ 369,662,354         $  255,305,095
          15,604,955           6,450,491                12,767,770              42,776,206      36,205,136            255,305,095
      $        13.62       $       10.90             $        8.88          $        11.74   $       10.21         $         1.00
      $        14.19       $       11.35             $        9.25          $        12.23   $       10.64         $           --
      $    6,468,515       $   5,953,273             $  10,441,295          $    5,719,131   $   2,467,348         $    1,520,808
             475,189             547,610                 1,176,159                 487,190         241,574              1,520,808
      $        13.61       $       10.87             $        8.88          $        11.74   $       10.21         $         1.00
      $    7,845,039       $   1,462,170             $   2,017,951          $       52,811   $  40,656,546         $   15,985,672
             575,408             134,366                   227,476                   4,497       3,981,464             15,985,672
      $        13.63       $       10.88             $        8.87                   11.74   $       10.21         $         1.00

                                   The AAL Mutual Funds Semi-Annual Report    73

Statement of Operations                    FOR THE PERIOD ENDED OCTOBER 30, 1998

                                                                       The AAL             The AAL           The AAL        The AAL
                                                                     Small Cap             Mid Cap     International        Capital
                                                                    Stock Fund          Stock Fund              Fund    Growth Fund
====================================================================================================================================
Investment Income
Dividends........................................................ $    350,322       $   2,519,716      $  1,470,117   $ 15,645,699
Taxable interest.................................................      140,020             604,122         1,330,709      4,382,076
Tax exempt interest..............................................           --                  --                --             --
Foreign dividend withholding.....................................           --                  --          (167,459)            --
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                490,342           3,123,838         2,633,367     20,027,775
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Adviser fees.....................................................      452,010           2,031,565           183,081      7,655,278
Sub-Adviser fees.................................................           --                  --           402,777             --
Audit fees and legal fees........................................       17,653              14,217            15,623         15,614
Custody fees.....................................................        6,830              22,074            63,474         69,837
Administrative service and pricing fees..........................       21,745              21,514            34,925         21,507
Amortization of organizational costs & registration fees.........        3,634                 817             7,366             --
Printing and postage expense.....................................       82,883             202,300            80,674        412,121
Distribution expense Class A.....................................      135,814             730,763           171,346      3,436,236
Distribution expense Class B.....................................       67,726              66,269            39,828        311,896
SEC and state registration expense...............................       34,515              39,131            33,889         71,636
Transfer agent fees Class A......................................      222,641             665,290           219,005      1,417,439
Transfer agent fees Class B......................................       40,381              41,306            24,368        113,276
Transfer agent fees Class I......................................           53                  67                41            115
Shareholder maintenance fees Class A.............................       61,569             187,339            63,629        398,140
Shareholder maintenance fees Class B.............................       12,516              11,327             7,121         29,652
Shareholder maintenance fees Class I.............................           13                  22                12             30
Trustees fees and expenses.......................................        3,165               3,165             4,805          3,165
Other expenses...................................................        3,022               4,534             2,745         13,725
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                       1,166,170           4,041,700         1,354,709     13,969,667
------------------------------------------------------------------------------------------------------------------------------------
Less reimbursement from Adviser..................................           --                  --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Net Expenses                                                   1,166,170           4,041,700         1,354,709     13,969,667
====================================================================================================================================
Net Investment Income (Loss)                                          (675,828)           (917,862)        1,278,658      6,058,108
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments.......................   (5,665,804)        (21,123,468)      (20,198,948)    12,195,745
Net realized gains on foreign currency
transactions.....................................................           --                  --           134,038             --
Increase (decrease) in unrealized
appreciation on investments......................................  (27,375,384)       (112,822,942)        8,687,356    (33,899,736)
Increase (decrease) in unrealized appreciation
on currency transactions.........................................           --                  --        (2,490,220)            --
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gains (Losses)
on Investments                                                     (33,041,188)       (133,946,410)      (13,867,774)   (21,703,991)
====================================================================================================================================
Net Increase (Decrease) in Net Assets
Resulting from Operations                                         $(33,717,016)      $(134,864,272)     $(12,589,116)  $(15,645,883)
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this statement.

74   The AAL Mutual Funds Semi-Annual Report (unaudited)

           The AAL             The AAL                    The AAL                 The AAL             The AAL               The AAL
Equity Income Fund       Balanced Fund       High Yield Bond Fund     Municipal Bond Fund           Bond Fund     Money Market Fund
===================================================================================================================================
      $  1,995,416          $  168,517              $          --           $          --       $          --         $          --
           659,181             731,708                  6,246,705                 141,806          12,171,372             7,142,957
                --                  --                         --              12,811,001                  --                    --
                --                  --                         --                      --                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
         2,654,597             900,225                  6,246,705              12,952,807          12,171,372             7,142,957
-----------------------------------------------------------------------------------------------------------------------------------
           520,711             152,571                    355,358               1,126,046             931,457               639,313
                --                  --                         --                      --                  --                    --
             5,864               8,030                     13,844                   5,432              12,723                 7,519
             6,313              30,515                      4,121                  15,701              10,176                 7,450
            21,555              21,061                     25,303                  33,387              23,685                20,518
                --               7,257                      3,332                      --                  --                    --
           100,257              40,564                     40,291                  13,367              35,180               184,262
           253,284              59,015                    137,983                 607,406             448,191               155,475
            25,771              20,919                     52,132                  23,341               8,896                 5,598
            23,520               8,290                     22,719                  32,064              25,127                41,991
           168,129              42,875                     71,550                 125,405             202,589               293,105
            11,249               8,422                      9,569                   2,513               2,463                 1,769
                57                  32                         44                      13                  69                    36
            47,324              10,320                     17,157                  34,960              54,157                60,033
             2,880               1,463                      2,957                     843                 698                   464
                15                   8                         11                       2                  23                    11
             3,165               3,165                      3,165                   3,165               3,165                 3,165
             2,745                 900                      2,998                   2,435               2,175                 2,745
-----------------------------------------------------------------------------------------------------------------------------------
         1,192,839             415,407                    762,534               2,026,080           1,760,774             1,423,454
-----------------------------------------------------------------------------------------------------------------------------------
                --             (72,097)                  (122,847)                     --                  --              (412,711)
-----------------------------------------------------------------------------------------------------------------------------------
         1,192,839             343,310                    639,687               2,026,080           1,760,774             1,010,743
===================================================================================================================================
         1,461,758             556,915                  5,607,018              10,926,727          10,410,598             6,132,214
-----------------------------------------------------------------------------------------------------------------------------------
        (2,829,134)             55,837                 (1,271,115)              5,003,272           8,305,500                    --
                --                  --                         --                      --                  --                    --
        (7,566,870)            798,663                (17,264,760)              9,212,971             323,491                    --
                --                  --                         --                      --                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
       (10,396,004)            854,500                (18,535,875)             14,216,243           8,628,991                    --
===================================================================================================================================
      $ (8,934,246)         $1,411,415              $ (12,928,857)          $  25,142,970       $  19,039,589         $   6,132,214
-----------------------------------------------------------------------------------------------------------------------------------

                                     The AAL Mutual Funds Semi-Annual Report  75

Statement of Changes in Net Assets


                                                             The AAL Small Cap Stock Fund             The AAL Mid Cap Stock Fund
                                                           Year Ended          Period Ended        Year Ended          Period Ended
                                                             4/30/98             10/30/98            4/30/98             10/30/98
===================================================================================================================================
Operations
Net investment income (loss)..........................  $ (1,037,980)        $   (675,828)      $ (1,693,526)       $    (917,862)
Net realized gains (losses) on investment
transactions..........................................     9,736,718           (5,665,804)        66,674,556          (21,123,468)
Net realized gains (losses) on foreign
currency transactions.................................            --                   --                 --                   --
Increase (decrease) in unrealized appreciation
on investments........................................    20,348,718          (27,375,384)       118,067,392         (112,822,942)
Increase (decrease) in unrealized appreciation on
foreign currency......................................            --                   --                 --                   --
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (DecreasE) In Net Assets
Resulting From Operations                                 29,047,456          (33,717,016)       183,048,422         (134,864,272)
---------------------------------------------------------------------------------------------------------------------------------
Distributions To Shareholders
Distributions from net investment income
class A...............................................            --                   --                 --                   --
Capital gains distributions class A...................    (4,330,010)                  --        (55,619,593)                  --
Distributions from net investment income
class B...............................................            --                   --                 --                   --
Capital gains distributions class B...................      (429,281)                  --           (825,701)                  --
Distributions from net investment income
class I...............................................            --                   --                 --                   --
Capital gains distributions class I...................            --                   --                 --                   --
---------------------------------------------------------------------------------------------------------------------------------
TotaL Distributions To Shareholders                       (4,759,291)                  --        (56,445,294)                  --
---------------------------------------------------------------------------------------------------------------------------------
Trust Shares Transactions
Purchase of trust shares..............................    68,657,418           28,913,720         99,347,772           41,183,169
Income dividends reinvested...........................            --                   --                 --                   --
Capital gains distributions reinvested................     4,741,670                   --         56,185,767                   --
Redemption of trust shares............................   (10,476,518)         (10,156,478)       (60,940,889)         (39,783,979)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) In Trust Capital                  62,922,570           18,757,242         94,592,650            1,399,190
---------------------------------------------------------------------------------------------------------------------------------
Net Increase In Net Assets                                87,210,735          (14,959,774)       221,195,778         (133,465,082)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS BEGINNING OF PERIOD                            47,881,934          135,092,669        465,003,530          686,199,308
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (1)                            $135,092,669         $120,132,895       $686,199,308        $ 552,734,226
---------------------------------------------------------------------------------------------------------------------------------

(a)  Prior to September 1, 1997, formerly The AAL Utilities Fund

(b)  Since inception December 29, 1997.

(1) Including undistributed income of $9,359 and $(666,469) for The AAL Small Cap Stock Fund; $27,822 and $(890,040) for The AAL Mid Cap Stock Fund; $2,793,271 and $4,071,929 for The AAL International Fund; $1,389,567 and $3,566,118 for The AAL Capital Growth Fund; and $324,789 and $314,366 for The AAL Equity Income Fund for each period, respectively

The accompanying notes to the financial statements are an integral part of this statement.

76   The Mutual Funds Semi-Annual Report (Unaudited)

       The AAL International Fund               The AAL Capital Equity            The AAL Growth Fund Income Fund
     Year Ended        Period Ended          Year Ended       Period Ended      Year Ended             Period Ended
       4/30/98           10/30/98             4/30/1998         10/30/98         4/30/98(a)              10/30/98
===================================================================================================================
  $  1,848,853       $  1,278,658        $    8,558,419   $    6,058,108      $  3,494,354           $  1,461,758
     5,389,493        (20,198,948)          107,878,390       12,195,745        19,250,254             (2,829,134)
     5,840,769            134,038                    --               --                --                     --
    (1,606,668)         8,687,356           714,923,258      (33,899,736)       24,269,617             (7,566,870)
    (2,406,763)        (2,490,220)                   --               --                --                     --
-------------------------------------------------------------------------------------------------------------------
     9,065,684        (12,589,116)          831,360,067      (15,645,883)       47,014,225             (8,934,246)
-------------------------------------------------------------------------------------------------------------------
     4,680,366)                --            (7,150,934)      (3,856,617)       (3,574,397)            (1,389,407)
     6,818,663)                --           (98,647,241)              --        (5,528,978)                    --
      (192,611)                --               (17,918)              --           (21,149)               (14,655)
      (310,653)                --            (1,384,876)              --           (60,243)                    --
            --                 --                    --          (24,940)          (26,918)               (68,119)
            --                 --                    --               --                --                     --
-------------------------------------------------------------------------------------------------------------------
   (12,002,293)                --          (107,200,969)      (3,881,557)       (9,211,685)            (1,472,181)
-------------------------------------------------------------------------------------------------------------------
    49,533,709         14,152,083           363,179,248      212,011,481        52,747,159             38,922,286
     4,800,618                 --             7,099,757        3,840,747         3,344,008              1,354,189
     7,021,201                 --            99,155,028               --         5,225,719                     --
   (24,649,658)       (15,522,860)         (174,444,619)    (126,221,607)      (25,251,474)           (11,558,828)
-------------------------------------------------------------------------------------------------------------------
    36,705,870         (1,370,777)          294,989,414       89,630,621        36,065,412             28,717,647
-------------------------------------------------------------------------------------------------------------------
    33,769,261        (13,959,893)        1,019,148,512       70,103,181        73,867,952             18,311,220
-------------------------------------------------------------------------------------------------------------------
   118,753,740        152,523,001         1,805,447,284    2,824,595,796       134,691,368            208,559,320
-------------------------------------------------------------------------------------------------------------------
  $152,523,001       $138,563,108        $2,824,595,796   $2,894,698,977      $208,559,320           $226,870,540
-------------------------------------------------------------------------------------------------------------------

                                    The AAL Mutual Funds Semi-Annual Report   77

                                                                  The AAL Balanced Fund            The AAL High Yield Bond Fund
                                                           Period Ended          Period Ended    Year Ended           Period Ended
                                                          4/30/1998 (b)              10/30/98       4/30/98               10/30/98
====================================================================================================================================
Operations
Net investment income (loss)..........................    $      97,076          $    556,915  $  7,740,779           $  5,607,018
Net realized gains (losses) on investment
transactions..........................................          (33,572)               55,837     1,860,676             (1,271,115)
Net realized gains (losses) on foreign
currency transactions.................................               --                    --            --                     --
Increase (decrease) in unrealized appreciation
on investments........................................          983,766               798,663     1,260,221            (17,264,760)
Increase (decrease) in unrealized appreciation on
foreign currency......................................               --                    --            --                     --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                     1,047,270             1,411,415    10,861,676            (12,928,857)
====================================================================================================================================
Distributions to  Shareholders
Distributions from net investment income
class A...............................................          (50,767)             (446,166)   (7,235,858)            (5,113,693)
Capital gains distributions class A...................               --                    --      (904,721)                    --
Distributions from net investment income
class B...............................................           (2,521)              (26,224)     (500,450)              (443,568)
Capital gains distributions class B...................               --                    --       (66,779)                    --
Distributions from net investment income
class I...............................................           (2,686)              (12,821)       (4,471)               (49,757)
Capital gains distributions class I...................               --                    --            --                     --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                             (55,974)             (485,211)   (8,712,279)            (5,607,018)
------------------------------------------------------------------------------------------------------------------------------------
Trust Shares Transactions
Purchase of trust shares..............................       30,286,303            48,982,485    85,083,040             41,252,783
Income dividends reinvested...........................           54,955               476,319     4,442,780              3,903,240
Capital gains distributions reinvested................               --                    --       614,901                     --
Redemption of trust shares............................         (255,487)           (3,723,550)  (28,909,013)           (11,532,198)
====================================================================================================================================
Net Increase (Decrease) in Trust Capital                     30,085,771            45,735,254    61,231,708             33,623,825
====================================================================================================================================
Net Increase (Decrease) in Net Assets                        31,077,067            46,661,458    63,381,105             15,087,950
====================================================================================================================================
Net Assets Beginning of Period                                       --            31,077,067    47,340,946            110,722,051
====================================================================================================================================
Net Assets End of Period (1)                              $  31,077,067          $ 77,738,525  $110,722,051           $125,810,001
====================================================================================================================================


(a)  Prior to September 1, 1997 formerly The AAL Utilities Fund

(b)  Since inception December 29, 1997.

(1) Including undistributed income of $41,102 and $112,806 for The AAL Balanced Fund; $8,630 and $8,630 for The AAL High Yield Bond Fund; $(47,081) and $(47,081) for The AAL Municipal Bond Fund; $96,451 and $96,451 for The AAL Bond Fund; and $35,211 and $35,211 for The AAL Money Market Fund for each period, respectively

The accompanying notes to the financial statements are an integral part of this statement.

78   The AAL Mutual Funds Semi-Annual Report (unaudited)

  The AAL Municipal Bond Fund                  The AAL Bond Fund             The AAL Money Market Fund
   Year Ended      Period Ended        Year Ended       Period Ended      Year Ended         Period Ended
      4/30/98          10/30/98           4/30/98           10/30/98         4/30/98             10/30/98
===========================================================================================================
$  20,465,545     $  10,926,727     $  22,211,775      $  10,410,598   $  10,832,661        $   6,132,214

    7,482,803         5,003,272         9,902,653          8,305,500              --                   --

           --                --                --                 --              --                   --

   15,997,733         9,212,971         4,006,350            323,491              --                   --

           --                --                --                 --              --                   --
-----------------------------------------------------------------------------------------------------------
   43,946,081        25,142,970        36,120,778         19,039,589      10,832,661            6,132,214
-----------------------------------------------------------------------------------------------------------

  (20,389,290)      (10,840,502)      (21,676,538)        (9,388,031)    (10,788,522)          (5,959,916)

   (5,191,075)               --                --                 --              --                   --

      (75,468)          (85,009)          (39,897)           (37,856)        (42,662)             (24,492)
      (26,807)               --                --                 --              --                   --

         (787)           (1,216)         (495,340)          (984,711)         (1,477)            (147,806)
           --                --                --                 --              --                   --
-----------------------------------------------------------------------------------------------------------
  (25,683,427)      (10,926,727)      (22,211,775)       (10,410,598)    (10,832,661)          (6,132,214)
-----------------------------------------------------------------------------------------------------------

   58,635,631        35,700,160        62,304,932         43,649,136     332,575,912          202,078,987
   16,598,508         8,847,557        17,287,957          7,958,674      10,627,301            5,969,233
    4,353,818                --                --                 --              --                   --
  (49,477,885)      (21,511,097)      (99,148,766)       (31,537,290)   (291,216,645)        (177,409,212)
-----------------------------------------------------------------------------------------------------------
   30,110,072        23,036,620       (19,555,877)        20,070,520      51,986,568           30,639,008
-----------------------------------------------------------------------------------------------------------
   48,372,726        37,252,863        (5,646,874)        28,699,511      51,986,568           30,639,008
-----------------------------------------------------------------------------------------------------------
  422,433,099       470,805,825       389,733,611        384,086,737     190,185,999          242,172,567
-----------------------------------------------------------------------------------------------------------
$ 470,805,825     $ 508,058,688     $ 384,086,737      $ 412,786,248   $ 242,172,567        $ 272,811,575
-----------------------------------------------------------------------------------------------------------

                                   The AAL Mutual Funds Semi-Annual Report    79

Notes to Financial Statements              As of October 30, 1998


A:  Organization

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Balanced, High Yield Bond, Bond, Municipal Bond, Money Market, and U.S. Government Zero Coupon Target Funds 2001 and 2006. The twelve AAL Mutual Funds are collectively referred to as the "Funds".

On January 8, 1997, the Trust began issuing two classes of Fund shares in The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, High Yield Bond, Bond, Municipal Bond and Money Market Funds. The Class A shares are subject to a maximum 4.00% sales charge of the offering price and a 0.25% annual service fee. Class B shares are offered at net asset value and a 1.00% annual 12b-1 and service fee. In addition, Series B shares have a contingent deferred sales charge of 5% declining 1% each year upon redemption during the first five years. The AAL Balanced Fund added Class B shares on its inception date of December 29, 1997.

On December 29, 1997, the Trust began issuing a third class of fund shares (institutional) in The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Balanced, High Yield Bond, Bond, Municipal Bond and Money Market Funds. The Class I shares are offered at net asset value and have no annual 12b-1 charges. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

B:  Significant Accounting Policies
The Funds' principal accounting policies are:

Valuation--Securities traded on national securities exchanges abroad are valued at last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments and variable rate demand notes are valued at a cost that approximates the market. All other instruments held by The AAL Money Market Fund and money market investments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. The AAL International Fund invests in foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Foreign Currency Translation--The market values of securities that are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars using the exchange quotation in effect at the time net asset value is calculated. The costs of such securities are translated at exchange rates prevailing when acquired. Additionally, other assets and liabilities denominated in foreign currencies are translated into U.S. dollars. The AAL International Fund does not isolate that portion of realized gains and losses on investments that is due to changes in foreign exchange rates from that which is due to changes in market prices of equity securities. However, for federal income tax purposes The AAL International Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

Foreign Currency Contracts--In connection with purchases and sales of securities denominated in foreign currencies, The AAL International Fund may enter into
forward currency contracts.   Additionally, the Fund may enter into such
contracts to hedge certain other foreign currency denominated investments.
These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these currency contracts or the related foreign security trades, The AAL International Fund could be exposed to foreign currency fluctuations.

Federal Income Taxes--Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

Income and Expenses--The Funds are charged for those expenses that are directly attributed to each portfolio, such as advisory, custodian, and shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds portfolio in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income for the class specific expenses and realized and unrealized gains or losses are allocated directly to each class based upon the relative net asset value of outstanding shares, or the value of dividend eligible shares, as appropriate for each class of shares.

Distributions to Shareholders--Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Capital Growth Fund are declared and paid semi-annually. Dividends from The AAL Mid Cap Stock, Small Cap Stock, and International Funds are declared and paid annually. Dividends from The AAL Equity Income and Balanced Funds are declared and paid quarterly. Dividends from The AAL Bond, High Yield Bond, Municipal Bond, and Money Market Funds are declared daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Credit Risk--The Funds hold investments in variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance on the instruments.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other-For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on municipal bonds are amortized over the life of the respective bonds. Discounts on bonds purchased are amortized over the life of the respective bonds in The AAL

80    The AAL Mutual Funds Semi-Annual Report

Notes to Financial Statements - Continued As of October 30, 1998

International, High Yield Bond, Bond, Equity Income and Balanced Funds.
Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. The cost incurred with the organization and initial registration of shares for The AAL Small Cap Stock, International, Balanced and High Yield Bond Funds is being amortized over the period of benefit, but not to exceed 60 months from each Fund's commencement of operation.

Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

C:  Investment Advisory ManagemenT Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, ("The Adviser"), under which each of the mutual fund portfolios pay a fee for investment advisory services. Effective September 1, 1998, the annual rates of fees under the investment advisory agreement were as follows:

(M - MILLIONS)                                    $0 TO $200M   $200 TO $500M   $500 TO $1,000M    OVER $1,000M
======================================================================================================================
The AAL Small Cap Stock Fund                         0.70%           0.65%             0.65%            0.65%
The AAL Mid Cap Stock Fund                           0.70%           0.65%             0.65%            0.65%
The AAL International Fund                           0.80%           0.80%             0.80%            0.80%
The AAL Capital Growth Fund                          0.65%           0.65%            0.575%            0.50%
The AAL Equity Income Fund                           0.45%           0.45%             0.45%            0.45%
The AAL Balanced Fund                                0.55%           0.55%             0.55%            0.55%
The AAL High Yield Bond Fund                         0.55%           0.55%             0.55%            0.55%
The AAL Municipal Bond Fund                          0.45%           0.45%             0.45%            0.45%
The AAL Bond Fund                                    0.45%           0.45%             0.45%            0.45%
The AAL Money Market Fund                            0.50%           0.50%             0.45%            0.45%

Prior to September 1, 1998, the fees for The AAL Mutual Funds were as follows:

(M - MILLIONS)                                    $0 TO $200M   $200 TO $250M   $250 TO $500M      $500 TO 1,000M    OVER $1,000M
==================================================================================================================================
The AAL Small Cap Stock Fund                         0.75%           0.65%             0.65%            0.65%          0.65%
The AAL Mid Cap Stock Fund                           0.75%           0.65%             0.65%            0.65%          0.65%
The AAL International Fund                           0.80%           0.80%             0.80%            0.80%          0.80%
The AAL Capital Growth Fund                          0.70%           0.70%             0.65%           0.575%          0.50%
The AAL Equity Income Fund                           0.50%           0.50%             0.45%            0.45%          0.45%
The AAL Balanced Fund                                0.60%           0.60%             0.60%            0.60%          0.60%
The AAL High Yield Bond Fund                         0.60%           0.60%             0.60%            0.60%          0.60%
The AAL Municipal Bond Fund                          0.50%           0.50%             0.45%            0.45%          0.45%
The AAL Bond Fund                                    0.50%           0.50%             0.45%            0.45%          0.45%
The AAL Money Market Fund                            0.50%           0.50%             0.50%            0.45%          0.45%

                                   The AAL Mutual Funds Semi-Annual Report    81

Notes to Financial Statements -   continued  As of October 30, 1998

For the period May 1, 1998, to October 30, 1998, The AAL International Fund has entered into a sub-advisory agreement with Societe Generale Asset Management Corp., which is paid 0.55 of 1% on daily net assets (payable from the 0.80% Annual Advisory fee paid to the Adviser). Effective November 1, 1998, the Board of Trustees approved the termination of the sub-advisory agreement with Societe Generale Asset Management Corporation and approved a new sub-advisory agreement with Oeschle International Advisers LLC, which is paid 0.40% of 1% on the first $50 million and 0.35% of 1% on average daily net assets over $50 million (payable from the annual advisory fee paid to the Adviser).

The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. The Adviser earned the following fees from the respective Funds for the period ended October 30, 1998,: $22,500 for The AAL International Fund, $20,000 for The AAL Capital Growth, Mid Cap Stock, Small Cap Stock Fund, Equity Income, High Yield Bond Fund, Bond, Municipal Bond, and Money Market Funds, respectively and $17,500 for The AAL Balanced Fund.

The Trust has also contracted with AAL Capital Management Corporation for
certain shareholder maintenance services.   These shareholder services include:
pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $4.08 per year per shareholder account.

The Trust has adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. On the Class A shares, a service fee of 0.25% of 1% for the AAL Capital Growth, Bond, Municipal Bond, Mid Cap Stock, Equity Income, Balanced, International, Small Cap Stock, and High Yield Bond Funds; 0.125% of 1% for the AAL Money Market Fund. On the Class B Shares, a service fee of 0.25% of 1% and a 12b-1 Distribution Fee of .75% of 1% for the AAL Capital Growth, Bond, Municipal Bond, Mid Cap Stock, Equity Income, Balanced, International, Small Cap Stock, and High Yield Bond Funds; a service fee of 0.125% of 1% and a 12b-1 Distribution Fee of 0.75% of 1% for the AAL Money Market Fund. There is no 12b-1 Distribution Fee on Class I shares. Trustees of the Trust not affiliated with AAL or the Adviser received $49,645 in fees during the period of May 1 to October 30, 1998. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust.
In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

The Adviser voluntarily has reimbursed various Funds since inception. As of October 30, 1998, the Adviser is waiving expenses of The AAL Money Market Fund of 0.425% based on average daily net assets. In addition, AAL Capital Management Corporation is waiving all expenses in excess of 1.00% for Class A and 1.75% for Class B of The AAL High Yield Bond Fund; and is waiving all expenses in excess of 1.25% for Class A and 2.00% for Class B of The AAL Balanced Fund. Voluntary waiver of expenses to these Funds may be modified of discontinued at any time by the Adviser.

AAL is the ultimate parent company for AAL Capital Management Corporation.


D:  Security Transactions
During the year ended April 30, 1998, and the period ended October 30, 1998, purchases and sales of securities other than short-term obligations were as follows:

                                          Purchases                       Sales
                                ----------------------------  ------------------------------
                                Year Ended      Period Ended  Year Ended      Period Ended
                                 4/30/98          10/30/98      4/30/98         10/30/98
===========================================================================================
The AAL Small Cap Stock Fund    $  147,796,741  $ 85,099,944  $   94,896,968  $ 66,444,606
The AAL Mid Cap Stock Fund         634,736,099   302,866,486     597,740,432   310,311,775
The AAL International Fund          37,362,229   118,663,853      22,491,590   101,119,261
The AAL Capital Growth Fund        489,194,062   214,275,236     394,294,099    37,298,864
The AAL Equity Income Fund         122,835,962    33,138,094      98,863,905     6,881,771
The AAL Balanced Fund*              27,104,073    56,489,746       1,430,608    15,779,020
The AAL High Yield Bond Fund       152,446,699    60,882,441      93,287,589    30,124,768
The AAL Municipal Bond Fund        664,361,670   256,540,269     607,497,985    22,167,408
The AAL Bond Fund                1,782,756,237   950,844,222   1,762,774,060   952,109,166

For the year ended April 30, 1998, and six month ended October 30, 1998, The AAL Bond Fund purchased $985,955,124 and $528,240,662 and sold $1,010,603,182 and $400,766,394 in U.S. Government Obligations.

For the period ended April 30, 1998, and six month ended October 30, 1998, The AAL Balanced Fund purchased $6,710,502 and $20,663,548 and sold $617,844 and $6,501,448 in U.S. Government Obligations.

*Inception 12/29/97

82   The AAL Mutual Funds Semi-Annual Report

Notes to Financial Statements -  continued  AS OF OCTOBER 30, 1998

The gross unrealized appreciation and depreciation on investments at year or period ended April 30, 1998 and the period ended
October 30, 1998, were as follows:

                                         4/30/98                                        10/30/98
                                                      Net Unrealized                                   Net Unrealized
                                                       Appreciation                                     Appreciation
                       Appreciation   (Depreciation)  (Depreciation)    Appreciation   (Depreciation)  (Depreciation)
========================================================================================================================
The AAL Capital
Growth Fund           $1,285,921,272   $(12,004,856)  $1,273,916,416   $1,317,701,255   $(77,684,575)  $1,240,016,680

The AAL Mid Cap
Stock Fund               132,609,100    (15,441,186)     117,167,914       78,959,851    (74,614,879)       4,344,972

The AAL Small Cap
Stock Fund                20,805,961     (3,743,862)      17,062,099       10,764,892    (21,078,177)     (10,313,285)

The AAL
International Fund        23,333,826    (23,099,326)         234,500       11,098,658     (4,688,247)       6,410,411

The AAL
Balanced Fund              1,193,311       (209,545)         983,766        4,364,563     (2,582,134)       1,782,429

The AAL Equity
Income Fund               40,487,563     (1,673,134)      38,814,429       47,283,988    (16,036,429)      31,247,559

The AAL High Yield
Bond Fund                  2,117,499     (1,344,078)         773,421          620,929    (17,112,268)     (16,491,339)

The AAL Bond Fund          4,001,527     (1,129,834)       2,871,693        4,854,315     (1,659,131)       3,195,184

The AAL Municipal
Bond Fund                 29,840,546       (498,498)      29,342,048       38,862,691       (307,672)      38,555,019

(E)  Shareholder Meeting
On October 30, 1998, a special shareholder meeting was held at which time a majority vote of The AAL Small Cap Stock and Mid Cap Stock Funds shareholders agreed to change its fundamental investment objective.

  The AAL Small Cap Stock Fund
           For                   5,230,155.505 ....... 47.914%   93.998%
       Against                      92,370.399 .......  0.846%    1.660%
     Abstained                     241,606.988 .......  2.213%    4.342%
                                 -------------         -------
     Total                       5,564,132.892 ....... 50.973%  100.000%

The AAL Mid Cap Stock Fund

           For                  20,722,662.178 ....... 48.021%   93.827%
       Against                     317,918.803 .......  0.737%    1.440%
     Abstained                   1,045,391.031 .......  2.422%    4.733%
                                --------------         -------
     Total                      22,085,972.012 ....... 51.180%  100.000%

Also, the shareholders of The AAL International Fund agreed to a change in sub-adviser from Societe Generale Asset Management Corp. to Oechsle International Advisers LLC, effective November 1, 1998.


           For                   7,382,768.097 ....... 53.821%      94.646%
       Against                      79,092.486 .......  0.577%       1.014%
     Abstained                     338,536.103 .......  2.468%       4.340%
                                 -------------         -------
     Total                       7,800,396.686 ....... 56.866%     100.000%

Proposal to elect 7 candidates to serve on the Board of Trustees

                                         Votes
John H. Pender
 Affirmative                        282,502,836.140        51.86%
 Withhold                             5,458,900.926         1.00%

Richard L Gady
 Affirmative                        282,499,995.401        51.86%
 Withhold                             5,483,268.421         1.01%

Lawrence M. Woods
 Affirmative                        282,376,542.000        51.84%
 Withhold                             5,584,995.072         1.03%

F. Gregory Campbell
 Affirmative                        282,463,924.061        51.85%
 Withhold                             5,497,613.005         1.01%

John O. Gilbert
 Affirmative                        282,535,204.440        51.87%
 Withhold                             5,426,332.626         1.00%

Ronald G. Anderson
 Affirmative                        282,425,583.449        51.85%
 Withhold                             5,535,953.617         1.02%

Edward W. Smeds
 Affirmative                        282,300,409.506        51.82%
 Withhold                             5,661,127.569         1.04%

D.W. Russler did not stand for re-election

Proposal to ratify PricewaterhouseCoopers as independent accountants for fiscal year ending April 30, 1999

 Affirmative                        275,960,818.636        50.66%
 Against                              1,573,013.706         0.29%
 Abstain                             10,411,000.724         1.91%

                                   The AAL Mutual Funds Semi-Annual Report    83

Notes to Financial Statements - continued  AS OF OCTOBER 30, 1998

F:  Trust Transactions

Transactions in trust shares were as follows:

                                                             The AAL Small Cap Stock Fund
                              -------------------------------------------------------------------------------------------------
                                   Class A Shares                       Class B Shares                     Class I Shares
                              ----------------------------     ------------------------------     -----------------------------
                              Year Ended      Period Ended     Year Ended        Period Ended     Period Ended     Period Ended
                                4/30/98         10/30/98         4/30/98           10/30/98          4/30/98          10/30/98
===============================================================================================================================
Shares purchased                4,581,398        2,124,469        707,744             307,825           30,103           49,346
Income dividends reinvested            --               --             --                  --               --               --
Capital gains reinvested          359,191               --         35,879                  --               --               --
Shares redeemed                  (770,817)        (826,203)       (41,520)            (52,398)              --           (7,499)
                               ----------       ----------       --------            --------          -------         --------
Net increase of trust shares    4,169,772        1,298,266        702,103             255,427           30,103           41,847
                               ==========       ==========       ========            ========          =======         ========


                                                                      The AAL Mid Cap Stock Fund
                                           -------------------------------------------------------------------------------------
                                                  Class A Shares               Class B Shares               Class I Shares
                                           --------------------------   ---------------------------   ---------------------------
                                           Year Ended    Period Ended   Year Ended     Period Ended   Period Ended   Period Ended
                                             4/30/98       10/30/98       4/30/98        10/30/98        4/30/98       10/30/98
=================================================================================================================================
Shares purchased                            5,854,933       2,656,137      566,630          237,569         73,106         86,308
Income dividends reinvested                        --              --           --               --             --             --
Capital gains reinvested                    3,957,823              --       59,255               --             --             --
Shares redeemed                            (3,985,235)     (2,832,063)     (24,842)         (36,943)          (172)       (41,126)
                                           ----------      ----------     --------         --------        -------       --------
Net increase (decrease) of trust shares     5,827,521        (175,926)     601,043          200,626         72,934         45,182
                                           ==========      ==========     ========         ========        =======       ========

                                                                      The AAL International Fund
                                           --------------------------------------------------------------------------------------
                                                  Class A Shares               Class B Shares               Class I Shares
                                           --------------------------   ---------------------------   ---------------------------
                                           Year Ended    Period Ended   Year Ended     Period Ended   Period Ended   Period Ended
                                             4/30/98       10/30/98       4/30/98        10/30/98        4/30/98       10/30/98
=================================================================================================================================
Shares purchased                            3,772,173      1,053,446        479,030        109,174         41,212       152,967
Income dividends reinvested                   456,456             --         19,125             --             --            --
Capital gains reinvested                      644,791             --         30,027             --             --            --
Shares redeemed                            (2,164,121)    (1,390,355)       (41,612)       (38,684)            --       (33,630)
                                           ----------     ----------       --------       --------        -------      --------
Net increase (decrease) of trust shares     2,709,299       (336,909)       486,570         70,490         41,212       119,337
                                           ==========     ==========       ========       ========        =======      ========

84    The AAL Mutual Funds Semi-Annual Report

Notes to Financial Statements - Continued  As of October 30, 1998

                                                                   The AAL Capital Growth Fund
                                -------------------------------------------------------------------------------------------------
                                     Class A Shares                       Class B Shares                     Class I Shares
                                ----------------------------     ------------------------------     -----------------------------
                                Year Ended      Period Ended     Year Ended        Period Ended     Period Ended     Period Ended
                                  4/30/98         10/30/98         4/30/98           10/30/98          4/30/98          10/30/98
=================================================================================================================================
Shares purchased                12,378,718         6,373,968      1,344,950             628,324          104,072          307,269
Income dividends reinvested        288,468           124,970            748                  --               --              801
Capital gains reinvested         3,818,058                --         54,225                  --               --               --
Shares redeemed                 (6,622,943)       (4,286,896)       (45,132)            (64,030)          (3,420)         (39,410)
                                ----------        ----------      ---------            --------         --------         --------
Net increase of trust shares     9,862,301         2,212,042      1,354,791             564,294          100,652          268,660
                                ==========        ==========      =========            ========         ========         ========


                                                                    The AAL Equity Income Fund
                                -------------------------------------------------------------------------------------------------
                                     Class A Shares                       Class B Shares                     Class I Shares
                                ----------------------------     ------------------------------     -----------------------------
                                Year Ended      Period Ended     Year Ended        Period Ended     Period Ended     Period Ended
                                  4/30/98         10/30/98         4/30/98           10/30/98          4/30/98          10/30/98
=================================================================================================================================
Shares purchased                 3,285,078         2,523,705        221,116             222,652          494,961           86,405
Income dividends reinvested        258,113            97,332          1,588               1,033               87              617
Capital gains reinvested           401,552                --          4,591                  --               --               --
Shares redeemed                 (1,967,090)         (832,135)        (4,028)            (15,292)              --           (6,662)
                                ----------         ---------        -------             -------          -------           ------
Net increase of trust shares     1,977,653         1,788,902        223,267             208,393          495,048           80,360
                                ==========         =========        =======             =======          =======           ======


                                                                      The AAL Balanced Fund
                                -------------------------------------------------------------------------------------------------
                                     Class A Shares                       Class B Shares                     Class I Shares
                                ----------------------------     ------------------------------     -----------------------------
                                Year Ended      Period Ended     Year Ended        Period Ended     Period Ended     Period Ended
                                  4/30/98         10/30/98         4/30/98           10/30/98          4/30/98          10/30/98
=================================================================================================================================
Shares purchased                 2,577,656         4,190,178        216,251             341,408           99,473           34,396
Income dividends reinvested          4,577            40,638            234               2,360              251            1,188
Capital gains reinvested                --                --             --                  --               --               --
Shares redeemed                    (23,136)         (339,422)        (1,015)            (11,628)              --             (942)
                                 ---------         ---------        -------             -------           ------           ------
Net increase of trust shares     2,559,097         3,891,394        215,470             332,140           99,724           34,642
                                 =========         =========        =======             =======           ======           ======

                                   The AAL Mutual Funds Semi-Annual Report    85

Notes to Financial Statements - Continued As of October 30, 1998


                                                                  The AAL High Yield Bond Fund
                                -------------------------------------------------------------------------------------------------
                                     Class A Shares                       Class B Shares                     Class I Shares
                                ----------------------------     ------------------------------     -----------------------------
                                Year Ended      Period Ended     Year Ended        Period Ended     Period Ended     Period Ended
                                  4/30/98         10/30/98         4/30/98           10/30/98          4/30/98          10/30/98
=================================================================================================================================
Shares purchased                 7,562,713         3,770,310        664,944             244,497           16,914          207,036
Income dividends reinvested        399,044           374,591         30,318              28,730              430            4,368
Capital gains reinvested            54,806                --          4,779                  --               --               --
Shares redeemed                 (2,759,953)       (1,156,070)       (27,277)            (38,977)              --           (1,272)
                               -----------        ----------        -------             -------           ------          -------
Net increase of trust shares     5,256,610         2,988,831        672,764             234,250           17,344          210,132
                               ===========        ==========        =======             =======           ======          =======


                                                                      The AAL Municipal Bond Fund
                                -------------------------------------------------------------------------------------------------
                                     Class A Shares                       Class B Shares                     Class I Shares
                                ----------------------------     ------------------------------     -----------------------------
                                Year Ended      Period Ended     Year Ended        Period Ended     Period Ended     Period Ended
                                  4/30/98         10/30/98         4/30/98           10/30/98          4/30/98          10/30/98
=================================================================================================================================
Shares purchased                 4,874,442         2,890,569        244,779             174,815            4,325               --
Income dividends reinvested      1,447,260           751,779          5,354               5,950               68              104
Capital gains reinvested           376,282                --          1,982                  --               --               --
Shares redeemed                 (4,333,958)       (1,840,592)        (5,422)            (10,299)              --               --
                                ----------        ----------       --------            --------            -----              ---
Net increase of trust shares     2,364,026         1,801,756        246,693             170,466            4,393              104
                                ==========        ==========       ========            ========            =====              ===


                                                                             The AAL Bond Fund
                                           --------------------------------------------------------------------------------------
                                                  Class A Shares               Class B Shares               Class I Shares
                                           --------------------------   ---------------------------   ---------------------------
                                           Year Ended    Period Ended   Year Ended     Period Ended   Period Ended   Period Ended
                                             4/30/98       10/30/98       4/30/98        10/30/98        4/30/98       10/30/98
=================================================================================================================================
Shares purchased                            3,202,810       3,134,877      104,248          100,562      2,928,980      1,069,504
Income dividends reinvested                 1,727,721         768,408        3,370            3,135         11,357         13,265
Capital gains reinvested                           --              --           --               --             --             --
Shares redeemed                            (9,960,597)     (3,086,304)      (4,940)          (5,372)       (11,686)       (29,956)
                                          -----------      ----------      -------         --------     ----------      ---------
Net increase (decrease) of trust shares    (5,030,066)        816,981      102,678           98,325      2,928,651      1,052,813
                                          ===========      ==========      =======         ========     ==========      =========

86    The AAL Mutual Funds Semi-Annual Report

Notes to Financial Statements - continued  AS OF OCTOBER 30, 1998


                                                                    The AAL Money Market Fund
                                -------------------------------------------------------------------------------------------------
                                     Class A Shares                       Class B Shares                     Class I Shares
                                ----------------------------     ------------------------------     -----------------------------
                                Year Ended      Period Ended     Year Ended        Period Ended     Period Ended     Period Ended
                                  4/30/98         10/30/98         4/30/98           10/30/98          4/30/98          10/30/98
=================================================================================================================================
                                                                                                                    C>
Shares purchased                328,956,368      173,423,877      3,114,103           1,712,421          505,441       26,942,689
Income dividends reinvested      10,583,981        5,820,661         41,867              24,196            1,453          124,376
Capital gains reinvested                 --               --             --                  --               --               --
Shares redeemed                (288,419,798)    (164,676,896)    (2,524,445)         (1,416,431)        (272,402)     (11,315,885)
                              -------------     ------------    -----------         -----------         --------      -----------
Net increase of trust shares     51,120,551       14,567,642        631,525             320,186          234,492       15,751,180
                              =============     ============    ===========         ===========         ========      ===========

G:  Forward Currency Contracts

As of October 30, 1998, The AAL International Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of $1,337,907.

Settlement Date              Currency to             U.S. Value at                    Currency to          U.S. Value at
Through                      Be Delivered          October 30, 1998                   Be Received        October 30, 1998
============================================================================================================================
11/04/98          412,124    U.S. Dollar           $   412,124         2,289,346      French Franc       $   411,990
11/06/98            3,030    U.S. Dollar                 3,030             4,923      Singapore Dollar         3,023
12/14/98       33,264,000    French Franc            5,986,071         5,986,071      U.S. Dollar          6,057,221
12/14/98      (33,264,000)   French Franc           (5,986,071)       (5,986,071)     U.S. Dollar         (5,632,906)
12/17/98        3,023,000    Deutsche Mark           1,825,263         1,825,263      U.S. Dollar          1,800,262
12/17/98       (3,023,000)   Deutsche Mark          (1,825,263)       (1,825,263)     U.S. Dollar         (1,686,777)
12/21/98        2,681,000    Australian Dollar       1,668,326         1,668,326      U.S. Dollar          1,567,839
12/21/98       (2,681,000)   Australian Dollar      (1,668,326)       (1,668,326)     U.S. Dollar         (1,601,254)
12/23/98          308,000    Swiss Franc               227,457           227,457      U.S. Dollar            220,157
12/23/98         (308,000)   Swiss Franc              (227,457)         (227,457)     U.S. Dollar           (212,707)
12/24/98      973,821,000    Japanese Yen            8,357,544         8,357,544      U.S. Dollar          8,044,843
12/24/98     (973,821,000)   Japanese Yen           (8,357,544)       (8,357,544)     U.S. Dollar         (7,218,630)
                                                   -----------                                           -----------
                                                   $   415,154                                           $ 1,753,061
                                                   ===========                                           ===========



                                   The AAL Mutual Funds Semi-Annual Report    87

Financial Highlights            PER SHARE INFORMATION


The AAL Small Cap Stock Fund

                                                              Class A           Class B           Class A         Class B
                                                              Period Ended      Period Ended      Year Ended      Year Ended
                                                              4/30/97           4/30/97           4/30/98         4/30/98
=============================================================================================================================
Net Asset Value:
Beginning of period.........................................  $     10.00       $    11.17        $       9.84    $      9.81

Income from Investment Operations
Net investment income.......................................        (0.06)           (0.03)              (0.10)         (0.16)
Net realized and unrealized gain (loss) on investments......         0.16            (1.33)               4.73           4.67
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     0.10            (1.36)               4.63           4.51
=============================================================================================================================
Distributions from:
Net investment income.......................................           --               --                  --             --
Net realized capital gains..................................        (0.26)              --               (0.63)         (0.59)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.26)            0.00               (0.63)         (0.59)
==============================================================================================================================
Net increase (decrease) in
net asset value.............................................        (0.16)           (1.36)               4.00           3.92
Net asset value:
End of period...............................................  $      9.84       $     9.81        $      13.84    $     13.73
=============================================================================================================================
Total return (d)............................................         0.78%          (12.18)%             47.97%         46.86%
Net assets, end of period...................................  $44,487,852       $3,394,082        $120,285,342    $14,389,944
Ratio of expenses to
average net assets (a) (b)..................................         2.06%            3.20%               1.71%          2.60%
Ratio of net investment income to average
net assets (a) (c)..........................................        (1.20)%          (2.39)%             (1.05)%        (1.94)%
Portfolio turnover rate.....................................       138.50%          138.50%             105.60%        105.60%

88     The AAL Mutual Funds Semi-Annual Report (unaudited)

      Class I           Class A            Class B            Class I
      Period Ended      Period Ended       Period Ended       Period E
      4/30/98           10/30/98           10/30/98           10/30/98
========================================================================
      $  12.45          $      13.84       $     13.73        $   13.87


         (0.01)                (0.05)            (0.11)           (0.01)
          1.43                 (3.20)            (3.17)           (3.21)
------------------------------------------------------------------------
          1.42                 (3.25)            (3.28)           (3.22)
========================================================================
            --                    --                --               --
            --                    --                --               --
------------------------------------------------------------------------
            --                    --                --               --
========================================================================
          1.42                 (3.25)            (3.28)           (3.22)

      $  13.87          $      10.59       $     10.45        $   10.65
========================================================================
         11.41%               (23.48)%          (23.89)%         (23.29)%
      $417,383          $105,752,097       $13,614,840        $ 765,958
          1.19%                 1.78%             2.90%            1.04%

         (0.39)%               (0.99)%           (2.10)%          (0.22)%
        105.60%                56.25%            56.25%           56.25%

                            The AAL Mutual Funds Semi-Annual Report  89

Financial Highlights - continued   PER SHARE INFORMATION


The AAL Mid Cap Stock Fund

                                                                                                   Class A          Class B
                                                Period Ended     Year Ended       Year Ended       Year Ended       Period Ended
                                                4/30/94          4/30/95          4/30/96          4/30/97          4/30/97
================================================================================================================================
Net Asset Value:
Beginning of period...........................  $      10.00     $      10.38     $      10.92     $      17.11     $    13.67

Income from Investment Operations
Net investment income.........................         (0.04)           (0.05)           (0.10)           (0.12)         (0.03)
Net realized and unrealized gain (loss)
on investments................................          0.42             0.59             6.29            (1.63)         (0.95)
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.38            (0.54)            6.19            (1.75)         (0.98)
================================================================================================================================
Distributions from:
Net investment income.........................            --               --               --               --             --
Net realized capital gains....................            --               --               --            (2.65)            --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     0.00             0.00             0.00            (2.65)          0.00
================================================================================================================================
Net increase (decrease) in
net asset value...............................          0.38            (0.54)            6.19            (4.40)         (0.98)
Net asset value:
End of period.................................  $      10.38     $      10.92     $      17.11     $      12.71     $    12.69
================================================================================================================================
Total return (d)..............................          3.80%            5.20%           56.59%          (11.08)%        (7.17)%
Net assets, end of period.....................  $142,529,469     $220,792,070     $424,974,828     $461,732,660     $3,270,870
Ratio of expenses to average
net assets (a) (b)............................          1.72%            1.54%            1.39%            1.35%          2.29%
Ratio of net investment income to
average net assets (a) (c)....................         (1.14)%          (0.77)%          (0.82)%          (0.94)%        (1.41)%
Portfolio turnover rate.......................         55.49%           88.18%           90.14%          112.60%        112.60%

90   The AAL Mutual Funds Semi-Annual Report (unaudited)

     Class A          Class B         Class I           Class A            Class B            Class I
     Year Ended       Year Ended      Period Ended      Period Ended       Period Ended       Period Ended
     4/30/98          4/30/98         4/30/98 (e)       10/30/98           10/30/98           10/30/98
==========================================================================================================
     $      12.71     $     12.69     $    14.40        $      15.93       $     15.78        $    15.96

            (0.04)          (0.12)          0.00               (0.02)            (0.09)             0.02

             4.75            4.65           1.56               (3.10)            (3.07)            (3.12)
----------------------------------------------------------------------------------------------------------
             4.71            4.53           1.56               (3.12)            (3.16)            (3.10)
==========================================================================================================

               --              --             --                  --                --                --
            (1.49)          (1.44)            --                  --                --                --
----------------------------------------------------------------------------------------------------------
            (1.49)          (1.44)            --                  --                --                --
==========================================================================================================

             3.22            3.09           1.56               (3.12)            (3.16)            (3.10)

     $      15.93     $     15.78     $    15.96        $      12.81       $     12.62        $    12.86
==========================================================================================================
            38.73%          37.41%         10.83%             (19.64)%          (20.13)%          (19.42)%
     $671,479,580     $13,555,367     $1,164,361        $537,844,966       $13,369,900        $1,519,360

             1.30%           2.33%          0.86%               1.32%             2.48%             0.79%

            (0.27)%         (1.30)%         0.18%              (0.28)%           (1.48)%            0.26%
           104.73%         104.73%        104.73%              52.75%            52.75%            52.75%

                                   The AAL Mutual Funds Semi-Annual Report  91

Financial Highlights - continued   PER SHARE INFORMATION


The AAL International Fund

                                                                               Class A          Class B           Class A
                                                            Period Ended       Year Ended       Period Ended      Year Ended
                                                            4/30/96             4/30/97         4/30/97           4/30/98
=================================================================================================================================
Net Asset Value:
Beginning of period......................................    $     10.00     $      11.08     $    10.98        $      11.37

Income from Investment Operations
Net investment income....................................           0.05             0.01             --                0.17
Net realized and unrealized gain (loss) on investments...           1.06             0.68           0.36                0.56
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations.........................           1.11             0.69           0.36                0.73
=================================================================================================================================
Distributions from:
Net investment income....................................          (0.03)           (0.34)            --               (0.37)
Net realized capital gains...............................             --            (0.06)            --               (0.58)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions......................................          (0.03)           (0.40)          0.00               (0.95)
=================================================================================================================================
Net increase (decrease) in net asset value...............           1.08             0.29           0.36               (0.22)
Net asset value:
End of period............................................    $     11.08     $      11.37     $    11.34        $      11.15
=================================================================================================================================
Total return (d).........................................          11.07%            6.32%          3.28%               7.34%
Net assets, end of period................................    $57,117,185     $116,153,782     $2,599,958        $144,152,707
Ratio of expenses to average net assets (a) (b)..........           2.15%            2.10%          2.94%               1.91%
Ratio of net investment income to average net
assets (a) (c)...........................................           0.94%            0.88%         (0.03)%              1.36%
Portfolio turnover rate..................................           1.30%           12.95%         12.95%              19.90%

92    The AAL Mutual Funds Semi-Annual Report (unaudited)

      Class B        Class I         Class A           Class B          Class I
      Year Ended     Period Ended    Period Ended      Period Ended     Period Ended
      4/30/98        4/30/98(e)      10/30/98          10/30/98         10/30/98
==========================================================================================
     $    11.34     $  10.11        $      11.15      $    11.05       $    11.17


           0.13         0.03                0.10            0.03             0.10
           0.49         1.03               (1.01)          (0.98)           (0.98)
------------------------------------------------------------------------------------------
           0.62         1.06               (0.91)          (0.95)           (0.88)
==========================================================================================

          (0.33)           -                   -               -                -
          (0.58)           -                   -               -                -
------------------------------------------------------------------------------------------
          (0.91)        0.00                   -               -                -
==========================================================================================
          (0.29)        1.06               (0.91)          (0.95)           (0.88)

     $    11.05     $  11.17        $      10.24      $    10.10       $    10.29
==========================================================================================
           6.30%       10.48%              (8.16)%         (8.60)%          (7.88)%
     $7,910,025     $460,269        $128,972,493      $7,938,509       $1,652,106
           2.90%        1.19%               1.80%           2.89%            1.14%
           0.34%        2.38%               1.80%           0.69%            2.26%
          19.90%       19.90%              91.19%          91.19%           91.19%

                                    The AAL Mutual Funds Semi-Annual Report   93

Financial Highlights - continued   PER SHARE INFORMATION


The AAL Capital Growth Fund

                                                                                                 Class A         Class B
                                                   Year Ended    Year Ended      Year Ended      Year Ended      Period Ended
                                                   4/30/94       4/30/95         4/30/96         4/30/97         4/30/97
================================================================================================================================
Net Asset Value:
Beginning of period.............................   $      14.83  $        14.49  $        15.56  $        18.79  $     20.66

Income from Investment Operations
Net investment income...........................           0.30            0.27            0.20            0.13        (0.01)
Net realized and unrealized gain (loss) on
 investments....................................          (0.29)           1.70            3.76            3.68         0.80
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations................           0.01            1.97            3.96            3.81         0.79
================================================================================================================================
Distributions from:
Net investment income...........................          (0.29)          (0.30)          (0.22)          (0.15)           -
Net realized capital gains......................          (0.06)          (0.60)          (0.51)          (0.95)           -
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions.............................          (0.35)          (0.90)          (0.73)          (1.10)        0.00
================================================================================================================================
Net increase (decrease) in net asset value......          (0.34)           1.07            3.23            2.71         0.79
Net asset value:
End of period...................................   $      14.49  $        15.56  $        18.79  $        21.50  $     21.45
================================================================================================================================
Total return (d)................................           0.00%          14.37%          25.85%          20.55%        3.82%
Net assets, end of period.......................   $868,850,190  $1,032,168,121  $1,381,352,221  $1,794,422,211  $11,025,073
Ratio of expenses to average net assets
(a) (b).........................................           1.18%           1.17%           1.12%           1.06%        1.89%
Ratio of net investment income to average net
 assets (a) (c).................................           2.07%           1.89%           1.16%           0.62%       (0.39)%
Portfolio turnover rate.........................          40.60%          33.34%          44.26%          24.30%       24.30%

94    The AAL Mutual Funds Semi-Annual Report (unaudited)

  Class A           Class B        Class I         Class A             Class B            Class I
  Year Ended        Year Ended     Period Ended    Period Ended        Period Ended       Period Ended
  4/30/98           4/30/98        4/30/98(e)      10/30/98            10/30/98           10/30/98
==========================================================================================================
  $        21.50    $     21.45    $    26.05      $        29.64      $     29.38        $     29.67

            0.10           0.04          0.02                0.07            (0.08)              0.11

            9.26           9.06          3.60               (0.23)           (0.24)             (0.22)
----------------------------------------------------------------------------------------------------------
            9.36           9.10          3.62               (0.16)           (0.32)             (0.11)
==========================================================================================================

           (0.08)         (0.03)            -               (0.04)               -              (0.09)
           (1.14)         (1.14)            -                   -                -                  -
----------------------------------------------------------------------------------------------------------
           (1.22)         (1.17)            -               (0.04)               -              (0.09)
==========================================================================================================

            8.14           7.93          3.62               (0.20)           (0.32)             (0.20)


  $        29.64    $     29.38    $    29.67      $        29.44      $     29.06        $     29.47
==========================================================================================================
           44.48%         43.25%        13.90%              (0.54)%          (1.09)%            (0.37)%
  $2,766,709,385    $54,900,438    $2,985,982      $2,813,102,858      $70,713,204        $10,882,915

            0.98%          1.90%         0.58%               0.97%            2.03%              0.59%

            0.39%         (0.58)%        0.52%               0.45%           (0.60)%             0.83%
           17.96%         17.96%        17.96%               1.41%            1.41%              1.41%

                                    The AAL Mutual Funds Semi-Annual Report   95

Financial Highlights - continued   PER SHARE INFORMATION


The AAL Equity Income Fund


                                                                                                     Class A      Class B
                                                   Period Ended      Year Ended       Year Ended     Year Ended   Period Ended
                                                   4/30/94           4/30/95          4/30/96        4/30/97      4/30/97
================================================================================================================================
Net Asset Value:
Beginning of period.............................  $     10.00      $      9.95    $       9.47    $      10.90    $  11.40

Income from Investment Operations
Net investment income...........................         0.02             0.34            0.36            0.39        0.05
Net realized and unrealized gain (loss)
on investments..................................        (0.07)           (0.50)           1.42            0.45       (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        (0.05)           (0.16)           1.78            0.84       (0.01)
================================================================================================================================
Distributions from:
Net investment income...........................           --            (0.32)          (0.35)          (0.40)      (0.02)
Net realized capital gains......................           --               --              --              --          --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      0.00            (0.32)          (0.35)          (0.40)      (0.02)
================================================================================================================================
Net increase (decrease) in
net asset value.................................        (0.05)           (0.48)           1.43            0.44       (0.02)
Net asset value:
End of period...................................  $      9.95      $      9.47    $      10.90    $      11.34    $  11.37
================================================================================================================================
Total return (d)................................        (0.50)%          (1.51)%         18.90%           7.88%      (0.04)%
Net assets, end of period.......................  $15,423,861      $70,861,404    $114,460,386    $134,196,399    $494,969
Ratio of expenses to average
net assets (a) (b)..............................         1.60%            1.19%           1.20%
Ratio of net investment income to...............                                                          1.15%       1.99%
average net assets (a) (c)......................         5.12%            4.08%           3.58%           3.57%       2.36%
Portfolio turnover rate.........................         0.00%           24.65%          21.79%           5.14%       5.14%

96        The AAL Mutual Funds Semi-Annual Report (unaudited)

     Class A         Class B        Class I          Class A           Class B           Class I
     Year Ended      Year Ended     Period Ended     Period Ended      Period Ended      Period Ended
     4/30/98         4/30/98        4/30/98          10/30/98          10/30/98          10/30/98
=========================================================================================================
  $      11.34     $    11.37     $    13.14       $      14.31        $    14.31       $    14.32

          0.27           0.19           0.08               0.09              0.01             0.10

          3.44           3.41           1.16              (0.69)            (0.67)           (0.67)
---------------------------------------------------------------------------------------------------------
          3.71           3.60           1.24              (0.60)            (0.66)           (0.57)
=========================================================================================================

         (0.29)         (0.21)         (0.06)             (0.09)            (0.04)           (0.12)
         (0.45)         (0.45)            --                 --                --               --
---------------------------------------------------------------------------------------------------------
         (0.74)         (0.66)         (0.06)             (0.09)            (0.04)           (0.12)
=========================================================================================================

          2.97           2.94           1.18              (0.69)            (0.70)           (0.69)

  $      14.31     $    14.31     $    14.32       $      13.62        $    13.61       $    13.63
=========================================================================================================
         33.50%         32.42%          9.34%             (4.11)%           (4.64)%          (3.90)%
  $197,653,829     $3,818,315     $7,087,176       $212,556,986        $6,468,515       $7,845,039
          1.11%          2.04%          0.68%              1.10%             2.14%            0.64%

          2.17%          0.96%          2.10%              1.37%             0.33%            1.83%
         64.00%         64.00%         64.00%              3.44%             3.44%            3.44%

                                The AAL Mutual Funds Semi-Annual Report       97

Financial Highlights - continued   PER SHARE INFORMATION

The AAL Balanced Fund

                                             Class A       Class B        Class I        Class A       Class B       Class I
                                             Period Ended  Period Ended   Period Ended   Period Ended  Period Ended  Period End
                                             4/30/98 (e)   4/30/98 (e)    4/30/98 (e)    10/30/98      10/30/98      10/30/98
================================================================================================================================
Net Asset Value:
Beginning of period.......................  $     10.00     $    10.00     $    10.00    $     10.81   $    10.79    $    10.79

Income from Investment Operations
Net investment income.....................         0.04           0.03           0.04           0.10         0.06          0.10
Net realized and unrealized gain (loss)
on investments............................         0.80           0.78           0.78           0.08         0.08          0.09
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.84           0.81           0.82           0.18         0.14          0.19
================================================================================================================================
Distributions from:
Net investment income.....................        (0.03)         (0.02)         (0.03)         (0.09)       (0.06)        (0.10)
Net realized capital gains................           --             --             --             --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.03)         (0.02)         (0.03)         (0.09)       (0.06)        (0.10)
================================================================================================================================
Net increase (decrease) in net
asset value...............................         0.81           0.79           0.79           0.09         0.08          0.09
Net asset value:
End of period.............................  $     10.81     $    10.79     $    10.79    $     10.90   $    10.87    $    10.88
================================================================================================================================
Total return (d)..........................         8.37%          8.10%          8.17%          1.71%        1.33%         1.80%
Net assets, end of period.................  $27,674,985     $2,325,727     $1,076,355    $70,323,082   $5,953,273    $1,462,170
Ratio of expenses to average
net assets (a) (b)........................         1.37%          2.11%          1.95%          1.25%        2.00%         1.03%
Ratio of net investment income to
average net assets (a) (c)................         2.19%          1.45%          1.76%          2.17%        1.42%         2.36%
Portfolio turnover rate...................        11.52%         11.52%         11.52%         35.32%       35.32%        35.32%

98        The AAL Mutual Funds Semi-Annual Report (unaudited)

                      This Page Intentionally Left Blank







                              The AAL Mutual Funds Semi-Annual Report         99

Financial Highlights - continued   PER SHARE INFORMATION

The AAL High Yield Bond Fund

                                                                Class A              Class B         Class A
                                                                Period Ended         Period Ended    Year Endeded
                                                                4/30/97              4/30/97         4/30/98
====================================================================================================================
Net Asset Value:
Beginning of period...........................................  $     10.00          $    10.00      $       9.88

Income from Investment Operations
Net investment income.........................................         0.27                0.25              0.92
Net realized and unrealized gain (loss) on
investments...................................................        (0.12)              (0.12)             0.53
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       0.15                0.13              1.45
====================================================================================================================
Distributions from:
Net investment income.........................................        (0.27)              (0.25)            (0.92)
Net realized capital gains....................................           --                  --             (0.10)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.27)              (0.25)            (1.02)
====================================================================================================================
Net increase (decrease) in net asset value....................        (0.12)              (0.12)             0.43
Net asset value:
End of period.................................................  $      9.88          $     9.88      $      10.31
====================================================================================================================
Total return (d)..............................................         1.51%               1.31%            15.12%
Net assets, end of period.....................................  $44,680,637          $2,660,309      $100,828,858
Ratio of expenses to average net assets (a) (b)...............         1.00%               1.75%             0.99%
Ratio of net investment income to average net
assets (a) (c)................................................         9.11%               8.66%             8.94%
Portfolio turnover rate.......................................        36.90%              36.90%           112.37%

100       The AAL Mutual Funds Semi-Annual Report (unaudited)

     Class B         Class I          Class A           Class B           Class I
     Year Ended      Period Ended     Period Ended      Period Ended      Period End
     4/30/98         4/30/98 (e)      10/30/98          10/30/98          10/30/98
=======================================================================================
     $     9.88        $  10.29       $      10.31      $     10.31       $    10.31

           0.84            0.31               0.45             0.41             0.46
           0.53            0.02              (1.43)           (1.43)           (1.44)
---------------------------------------------------------------------------------------
           1.37            0.33              (0.98)           (1.02)           (0.98)
=======================================================================================

          (0.84)          (0.31)             (0.45)           (0.41)           (0.46)
          (0.10)             --                 --               --               --
---------------------------------------------------------------------------------------
          (0.94)          (0.31)             (0.45)           (0.41)           (0.46)
=======================================================================================
           0.43            0.02              (1.43)           (1.43)           (1.44)

     $    10.31        $  10.31       $       8.88      $      8.88       $     8.87
=======================================================================================
          14.27%           3.28%             (9.76)%         (10.09)%          (9.79)%
     $9,714,463        $178,730       $113,350,755      $10,441,295       $2,017,951

           1.74%           0.75%              1.00%            1.75%            0.82%
           8.22%           9.53%              9.38%            8.57%            9.72%
         112.37%         112.37%             25.97%           25.97%           25.97%

                             The AAL Mutual Funds Semi-Annual Report         101

Financial Highlights - continued                         PER SHARE INFORMATION

The AAL Municipal Bond Fund

                                                                                        Class A        Class B
                                         Year            Year           Year            Year           Period
                                         Ended           Ended          Ended           Ended          Ended
                                         4/30/94         4/30/95        4/30/96         4/30/97        4/30/97
===================================================================================================================
Net Asset Value:
Beginning of period..........       $      10.99    $      10.56   $      10.69    $      10.91       $  11.02
Income from Investment
 Operations
Net investment income........               0.54            0.52           0.52            0.52           0.14
Net realized and
 unrealized gain (loss)
 on investments..............              (0.41)           0.19           0.30            0.19          (0.10)
-------------------------------------------------------------------------------------------------------------------
Total from Investment
 Operations..................               0.13            0.71           0.82            0.71           0.04
===================================================================================================================
Distributions from:
Net investment income........              (0.54)          (0.52)         (0.52)          (0.52)         (0.14)
Net realized capital gains...              (0.02)          (0.06)         (0.08)          (0.18)             -
-------------------------------------------------------------------------------------------------------------------
Total Distributions..........              (0.56)          (0.58)         (0.60)          (0.70)         (0.14)
===================================================================================================================
Net increase (decrease) in
 net asset value.............              (0.43)           0.13           0.22            0.01          (0.10)
Net asset value:
End of period................       $      10.56    $      10.69   $      10.91    $      10.92       $  10.92
===================================================================================================================
Total return (d).............               1.04%           7.01%          7.74%           6.64%          0.34%
Net assets, end of period....       $370,568,847    $377,764,861   $412,777,320    $421,668,316       $764,783
Ratio of expenses to
 average net assets (a) (b)..               0.99%           0.98%          0.95%           0.89%          1.69%
Ratio of net investment
 income to average net
 assets (a) (c)..............               4.87%           5.01%          4.69%           4.69%          4.09%
Portfolio turnover rate......              10.15%         172.49%        130.52%         119.79%        119.79%

102      The AAL Mutual Funds Semi-Annual Report (unaudited)

      Class A      Class B        Class I        Class A         Class B      Class I
       Year          Year          Period         Period         Period        Period
      Ended         Ended          Ended          Ended          Ended         Ended
     4/30/98       4/30/98        4/30/98        10/30/98       10/30/98      10/30/98
=======================================================================================
$      10.92      $   10.92     $   11.59     $      11.40    $    11.40   $  11.40


        0.52           0.42          0.18             0.26          0.21       0.27


        0.61           0.61         (0.19)            0.34          0.34       0.34
----------------------------------------------------------------------------------------
        1.13           1.03         (0.01)            0.60          0.55       0.61
========================================================================================

       (0.52)         (0.42)        (0.18)           (0.26)        (0.21)     (0.27)
       (0.13)         (0.13)           --               --            --         --
----------------------------------------------------------------------------------------
       (0.65)         (0.55)        (0.18)           (0.26)        (0.21)     (0.27)
========================================================================================

        0.48           0.48         (0.19)            0.34          0.34       0.34

$      11.40     $    11.40     $   11.40     $      11.74    $    11.74   $  11.74
========================================================================================
       10.50%          9.58%        (0.09)%           5.30%         4.86%      5.42%
$467,145,934     $3,609,800     $  50,091     $502,286,746    $5,719,131   $ 52,811

        0.85%          1.74%         0.60%           0.82%         1.65%       0.58%

        4.55%          3.67%         4.79%           4.46%         3.64%       4.70%
      139.18%        139.18%       139.18%          45.76%        45.76%      45.76%

                             The AAL Mutual Funds Semi-Annual Report         103

Financial Highlights - continued                     PER SHARE INFORMATION

The AAL Bond Fund

                                                                                                 Class A           Class B
                                                 Year Ended    Year Ended       Year Ended       Period Ended      Year Ended
                                                 4/30/94       4/30/95          4/30/96          4/30/97           4/30/97
=============================================================================================================================
Net Asset Value:
Beginning of period ......................  $      10.61       $       9.69     $       9.61     $       9.62      $   9.71

Income from Investment Operations
Net investment income ....................          0.58               0.58             0.58             0.60          0.18
Net realized and unrealized gain
(loss) on investments ....................         (0.66)             (0.08)            0.01             0.01         (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   (0.08)              0.50             0.59             0.61          0.11
=============================================================================================================================
Distributions from:
Net investment income.....................         (0.58)             (0.58)           (0.58)           (0.60)        (0.18)
Net realized capital gains................         (0.26)             (0.00)              --               --            --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.84)             (0.58)           (0.58)           (0.60)        (0.18)
=============================================================================================================================
Net increase (decrease) in
net asset value ..........................         (0.92)             (0.08)            0.01             0.01         (0.07)
Net asset value:
End of period ............................  $       9.69       $       9.61     $       9.62     $       9.63      $   9.64
=============================================================================================================================
Total return (d)..........................         (0.99)%             5.47%            6.18%            6.43%         0.96%
Net assets, end of period.................  $442,962,543       $429,355,163     $430,846,686     $389,342,652      $390,959
Ratio of expenses to
average net assets (a) (b)................          1.02%              1.03%            1.01%            0.98%         1.86%
Ratio of net investment
income to
average net assets (a) (c)................          5.61%              6.12%            5.89%            6.10%         5.51%
Portfolio turnover rate...................         27.75%             44.57%          125.77%          212.49%       212.49%

104    The AAL Mutual Funds Semi-Annual Report (unaudited)

  Class A           Class B         Class I            Class A          Class B          Class I
  Year Ended        Year Ended      Period Ended       Period Ended     Period Ended     Period Ended
  4/30/98           4/30/98 (e)     4/30/98 (e)        10/30/98         10/30/98         10/30/98
========================================================================================================
$      9.63          $     9.64      $     10.06        $       9.99     $     9.99       $     9.99

       0.57                0.48             0.20                0.27           0.21             0.29

       0.36                0.35            (0.07)               0.22           0.22             0.22
---------------------------------------------------------------------------------------------------------
       0.93                0.83             0.13                0.49           0.43             0.51
=========================================================================================================

      (0.57)              (0.48)           (0.20)              (0.27)         (0.21)           (0.29)
         --                  --               --                  --             --               --
---------------------------------------------------------------------------------------------------------
      (0.57)              (0.48)           (0.20)              (0.27)         (0.21)           (0.29)
=========================================================================================================
       0.36                0.35            (0.07)               0.22           0.22             0.22

$      9.99          $     9.99      $      9.99        $      10.21     $    10.21      $     10.21
========================================================================================================
       9.86%               8.75%            1.24%               4.90%          4.38%            5.11%
$53,405,552          $1,431,449      $29,249,736        $369,662,354     $2,467,348      $40,656,546

       0.95%               1.92%            0.56%               0.92%          1.92%            0.53%

       5.77%               4.74%            6.29%               5.24%          4.26%            5.63%
     483.76%             483.76%          483.76%             249.50%        249.50%          249.50%

                                 The AAL Mutual Funds Semi-Annual Report   105

Financial Highlights - continued                           PER SHARE INFORMATION


The AAL Money Market Fund

                                                                                                         Class A        Class B
                                                            Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                            4/30/94        4/30/95        4/30/96        4/30/97        4/30/97
==================================================================================================================================
Net Asset Value:
Beginning of period...................................      $      1.00    $      1.00    $       1.00   $       1.00   $   1.00

Income from Investment Operations
Net investment income.................................             0.02           0.04            0.05           0.05       0.01
Net realized and unrealized gain (loss)
on investments........................................               --             --              --             --         --
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                   0.02           0.04            0.05           0.05       0.01
==================================================================================================================================
Distributions from:
Net investment income.................................            (0.02)         (0.04)          (0.05)         (0.05)     (0.01)
Net realized capital gains............................               --             --              --             --         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (0.02)         (0.04)          (0.05)         (0.05)     (0.01)
==================================================================================================================================
Net increase (decrease) in net asset value............             0.00           0.00            0.00           0.00       0.00
Net asset value:
End of period.........................................      $      1.00    $      1.00    $       1.00   $       1.00   $   1.00
==================================================================================================================================
Total return (d)......................................             1.95%          3.92%           4.94%          5.21%      1.32%
Net assets, end of period.............................      $65,008,303    $70,210,675    $116,014,091   $189,616,902   $569,097
Ratio of expenses to average
net assets (a) (b)....................................             1.26%          1.17%           0.83%          0.55%      1.78%
Ratio of net investment income to
 average net assets (a) (c)...........................             2.00%          3.95%           4.89%          4.91%      3.81%
Portfolio turnover rate...............................              N/A            N/A             N/A            N/A        N/A

106   The AAL Mutual Funds Semi-Annual Report (unaudited)

Class A        Class B        Class I        Class A        Class B       Class I
Year Ended     Year Ended     Period Ended   Period Ended   Period Ended  Period Ended
4/30/98        4/30/98        4/30/98(e)     10/30/98       10/30/98      10/30/98
======================================================================================

$       1.00   $     1.00     $   1.00       $       1.00   $     1.00     $      1.00


        0.05         0.04         0.02               0.01         0.01            0.01

          --           --           --                 --           --              --
--------------------------------------------------------------------------------------
        0.05         0.04         0.02               0.01         0.01            0.01
======================================================================================

       (0.05)       (0.04)       (0.02)             (0.01)       (0.01)          (0.01)
          --           --           --                 --           --              --
--------------------------------------------------------------------------------------
       (0.05)       (0.04)       (0.02)             (0.01)       (0.01)          (0.01)
======================================================================================
        0.00         0.00         0.00               0.00        (0.00)          (0.00)

$       1.00   $     1.00     $   1.00       $       1.00   $     1.00     $      1.00
======================================================================================
        5.12%        4.26%        1.67%              2.44%        1.95%           2.60%
$240,737,453   $1,200,622     $234,492       $255,305,095   $1,520,808     $15,985,672

        0.68%        1.65%        0.67%             0.79%         1.76%           0.56%

        4.98%        4.02%        5.11%             4.79%         3.82%          5.02%
         N/A          N/A          N/A               N/A           N/A            N/A

                       The AAL Mutual Funds Semi-Annual Report (unaudited)   107

Financial Highlights - continued                           PER SHARE INFORMATION

(a)  Calculated on an annualized basis.

(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratios would have been as follows:

                                                                                                    Class A        Class B
                                                       Year Ended     Year Ended     Year Ended     Year Ended     Period Ended
                                                       4/30/94        4/30/95        4/30/96        4/30/97        4/30/97
===============================================================================================================================
The AAL Capital Growth Fund.......................     1.18%          1.17%          1.12%          1.06%          1.89%
The AAL Mid Cap Stock Fund........................     1.73%          1.54%          1.39%          1.35%          2.29%
The AAL Small Cap Stock Fund......................       --             --             --           2.06%          3.21%
The AAL International Fund........................       --             --           2.32%          2.10%          2.94%
The AAL Equity Income Fund........................     2.91%          1.19%          1.20%          1.15%          1.99%
The AAL Balanced Fund.............................       --             --             --             --             --
The AAL Bond Fund.................................     1.02%          1.03%          1.01%          0.98%          1.86%
The AAL Municipal Bond Fund.......................     0.99%          0.98%          0.95%          0.89%          1.69%
The AAL High Yield Bond Fund......................       --             --             --           1.28%          2.00%
The AAL Money Market Fund.........................     1.51%          1.42%          1.28%          1.10%          3.54%

(c) If the Funds had paid all of their expenses the ratios would have been as follows:

                                                                                                    Class A        Class B
                                                       Year Ended     Year Ended     Year Ended     Year Ended     Period Ended
                                                       4/30/94        4/30/95        4/30/96        4/30/97        4/30/97
===============================================================================================================================
The AAL Capital Growth Fund.......................      2.07%          1.89%          1.16%          0.62%         (0.39)%
The AAL Mid Cap Stock Fund........................     (1.14)%        (0.77)%        (0.82)%        (0.94)%        (1.41)%
The AAL Small Cap Stock Fund......................        --             --             --          (1.20)%        (2.40)%
The AAL International Fund........................        --             --           0.77%          0.88%         (0.03)%
The AAL Equity Income Fund........................      3.81%          4.08%          3.58%          3.57%          2.36%
The AAL Balanced Fund.............................        --             --             --             --             --
The AAL Bond Fund.................................      5.61%          6.12%          5.89%          6.10%          5.51%
The AAL Municipal Bond Fund.......................      4.87%          5.01%          4.69%          4.69%          4.09%
The AAL High Yield Bond Fund......................        --             --             --           8.83%          8.41%
The AAL Money Market Fund.........................      1.75%          3.70%          4.46%          4.36%          2.05%

(d) Total return calculations are based on net amount invested. Periods less than one year are not annualized. All returns exclude any sales changes.

(e)  Commenced operations December 29, 1997.

108       The AAL Mutual Funds Semi-Annual Report (unaudited)

Class A        Class B        Class I        Class A        Class B        Class I
Year Ended     Year Ended     Period Ended   Period Ended   Period Ended   Period Ended
4/30/98        4/30/98        4/30/98(e)     10/30/98       10/30/98       10/30/98
=======================================================================================
0.98%          1.90%          0.58%          0.97%          2.03%          0.59%
1.30%          2.33%          0.86%          1.32%          2.48%          0.79%
1.71%          2.60%          1.19%          1.78%          2.90%          1.04%
1.91%          2.90%          1.19%          1.80%          2.89%          1.14%
1.11%          2.04%          0.68%          1.10%          2.14%          0.64%
1.63%          2.50%          1.98%          1.52%          2.37%          1.03%
0.95%          1.92%          0.56%          0.92%          1.92%          0.53%
0.85%          1.74%          0.60%          0.82%          1.65%          0.58%
1.18%          2.05%          0.75%          1.19%          2.12%          0.82%
1.04%          2.01%          1.43%          1.12%          2.08%          0.78%

Class A        Class B        Class I        Class A        Class B        Class I
Year Ended     Year Ended     Period Ended   Period Ended   Period Ended   Period Ended
4/30/98        4/30/98        4/30/98(e)     10/30/98       10/30/98       10/30/98
=======================================================================================
 0.39%         (0.58)%         0.52%          0.45%         (0.60)%         0.83%
(0.27)%        (1.30)%         0.18%         (0.28)%        (1.43)%         0.26%
(1.05)%        (1.94)%        (0.39)%        (0.98)%        (2.10)%        (0.22)%
 1.36%          0.34%          2.38%          1.80%          0.69%          2.26%
 2.17%          0.96%          2.10%          1.37%          0.33%          1.83%
 1.93%          1.06%          1.76%          1.90%          1.05%          2.36%
 5.77%          4.74%          6.29%          5.24%          4.26%          5.63%
 4.55%          3.67%          4.79%          4.46%          3.64%          4.70%
 8.75%          7.90%          9.53%          9.19%          8.20%          9.72%
 4.62%          3.67%          4.36%          4.47%          3.50%          4.80%

                                  The AAL Mutual Funds Semi-Annual Report    109

                    Board    John H. Pender - Chairman of the Board
                       of    Ronald G. Anderson
                 Trustees    F. Gregory Campbell
                             Richard L. Gady
                             John O. Gilbert
                             D.W. Russler
                             Lawrence M. Woods

                 Officers    Ronald G. Anderson - President
                             Charles D. Gariboldi, Jr. - Treasurer
                             Robert G. Same - Vice President & Secretary
                             Joseph F.  Wreschnig -  Assistant Secretary

               Investment    AAL Capital Management Corporation
                Adviser &    222 West College Avenue
              Distributor    Appleton, WI 54919-0007

              Sub-Adviser    Societe Generale Asset Management Corp.
   (The AAL International    1221 Avenue of the Americas
               Fund Only)    New York, NY 10020

                Custodian    Citibank, N.A.
                             111 Wall Street
                             New York, NY 10043

         Transfer Agent &    Firstar Trust Company
               Disbursing    615 East Michigan Street
                    Agent    P.O. Box 2981
                             Milwaukee, WI 53201-2981

                Custodian    The Chase Manhattan Bank, N.A.
   (The AAL International    Chase Metro Tech Center
               Fund Only)    Brooklyn, NY 11245

                    Legal    Quarles & Brady
                  Counsel    411 East Wisconsin Avenue
                             Milwaukee, WI 53202

              Independent    PricewaterhouseCoopers
              Accountants    Suite 1500
                             100 East Wisconsin Avenue
                             Milwaukee, WI 53202

This report is submitted for the information of shareholders of The AAL Mutual
 Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds which contains more complete information about the Funds, including investment policies, charges and expenses.

                                      AAL

                              THE AAL MUTUAL FUNDS

               222 West College Avenue, Appleton, WI  54919-0007
                                  800-553-6319
                       World Wide Web: http://www.aal.org
                         e-mail address: aalcmc@aal.org